REGISTRATION NOs. 333-17361
                                    811-07961

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                    ------
                   PRE-EFFECTIVE AMENDMENT NO.
                                              ------                ------
                     POST-EFFECTIVE AMENDMENT NO.  6                  X
                                                 ------             ------
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                                                    ------
                          ACT OF 1940
                                                                    ------
                           AMENDMENT NO.   8                          X
                                        ------                      ------

                            MASON STREET FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            720 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (414) 271-1444
                         (REGISTRANT'S TELEPHONE NUMBER)

                               MERRILL C. LUNDBERG
                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                                 LAW DEPARTMENT
                            720 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

         [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
         [X] ON JUNE 29,2001 PURSUANT TO PARAGRAPH (b)
         [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
         [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
         [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
         [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
         [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
             A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                            MASON STREET FUNDS, INC.


                              CROSS REFERENCE SHEET

                  Cross reference sheet showing location in Prospectus of information required by the Items in Part A of Form N-1A.

                 ITEM NUMBER       HEADING IN PROSPECTUS
                 -----------       ---------------------

                     1                 Cover Page

                     2                 Summary

                     3                 Expense Information

                     4                 The Funds In Detail

                     5                 *

                     6                 About the Advisors, Management of the
                                         Funds

                     7                 Buying And Selling Fund Shares,
                                         Shareholders Guide, Distributions and
                                         Taxes

                     8                 Buying And Selling Fund Shares,
                                         Shareholders Guide

                     9                 Financial Highlights



         * Indicates inapplicable or negative

--------------------------------------------------------------------------------
                     Bond Funds   Multi-Asset Fund   Stock Funds
--------------------------------------------------------------------------------

                                     (LOGO)
                                   MasonStreet
                                      FUNDS

                                   PROSPECTUS

                                  JUNE 29, 2001

                                                                        (LOGO)
                                                                     MASONSTREET
                                                                        FUNDS


MASON STREET FUNDS(R)PROSPECTUS   JUNE 29, 2001

THIS PROSPECTUS OFFERS YOU ELEVEN MUTUAL FUNDS PRESENTING YOU WITH A WIDE CHOICE OF INVESTMENT OBJECTIVES. EACH FUND IDENTIFIED BELOW IS A SERIES OF MASON STREET FUNDS(R), INC.

  - SMALL CAP GROWTH STOCK FUND
  - AGGRESSIVE GROWTH STOCK FUND
  - INTERNATIONAL EQUITY FUND
  - INDEX 400 STOCK FUND
  - GROWTH STOCK FUND
  - GROWTH AND INCOME STOCK FUND
  - INDEX 500 STOCK FUND
  - ASSET ALLOCATION FUND
  - HIGH YIELD BOND FUND
  - MUNICIPAL BOND FUND
  - SELECT BOND FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this Prospectus and in the Statement of Additional Information.

CONTENTS

----------------------------------------------------------------------------
SUMMARY                                                                   3
----------------------------------------------------------------------------
Funds at a Glance                                                         3
----------------------------------------------------------------------------
Primary Risks                                                             5
----------------------------------------------------------------------------
Performance                                                               6
----------------------------------------------------------------------------
Expense Information                                                       8
----------------------------------------------------------------------------

PERFORMANCE                                                              11
----------------------------------------------------------------------------

THE FUNDS IN DETAIL                                                      12
----------------------------------------------------------------------------
Stock Funds Category                                                     12
----------------------------------------------------------------------------
Multi-Asset Fund Category                                                16
----------------------------------------------------------------------------
Bond Funds Category                                                      17
----------------------------------------------------------------------------
Other Risks                                                              19
----------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS                                                  21
----------------------------------------------------------------------------

BUYING AND SELLING FUND SHARES                                           24
----------------------------------------------------------------------------
Investment Minimums                                                      24
----------------------------------------------------------------------------
Flexible Sales Charge Options                                            24
----------------------------------------------------------------------------
Class A Shares                                                           24
----------------------------------------------------------------------------
Class B Shares                                                           26
----------------------------------------------------------------------------
How Shares are Priced                                                    27
----------------------------------------------------------------------------

SHAREHOLDERS' GUIDE                                                      28
----------------------------------------------------------------------------
How to Buy Shares                                                        28
----------------------------------------------------------------------------
How to Exchange Shares                                                   29
----------------------------------------------------------------------------
How to Sell Shares                                                       29
----------------------------------------------------------------------------
Quick Address and Telephone Reference                                    30
----------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES                                                  31
----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                     33
----------------------------------------------------------------------------

APPENDIX A - GLOSSARY                                                    53
----------------------------------------------------------------------------

APPENDIX B                                                               55
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

SUMMARY

This section will give you a brief summary of the Funds and their investment objectives, strategies, risks and performance. Please refer to the detailed description of investment objectives and policies (beginning on p. 12) for those Funds you wish to purchase. A glossary of terms is included in Appendix A.

Funds at a Glance

---------------
  Stock Funds
---------------

Small Cap Growth Stock Fund
OBJECTIVE: To achieve long-term appreciation of capital. The Fund will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

PORTFOLIO:  Primarily common stocks of small capitalization companies.

STRATEGY: To identify and invest in companies with above-average potential for growth. The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general, growth stocks and small cap stocks, as described in the next section.

Aggressive Growth Stock Fund
Objective: To seek long-term growth of capital. This Fund also attempts to achieve this goal primarily by investing in the common stocks of companies which can be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

PORTFOLIO:  Primarily common stocks of medium- and small-sized companies.

STRATEGY: To identify and invest in companies with above-average potential for growth. The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general, growth stocks and small cap stocks, as described in the next section.

International Equity Fund
OBJECTIVE: To seek long-term growth of capital by investing primarily in stocks of companies outside the U.S.

PORTFOLIO:  Primarily common stocks of companies in foreign countries.

STRATEGY: To identify and invest in the undervalued stocks of foreign companies offering the greatest discounts to their long-term values. The strategy for the Fund will reflect a bottom-up, value-oriented and long-term investment philosophy. In choosing equity investments, the Fund's manager will focus on the market price of a company's securities in relation to the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for international securities, stocks in general and value stocks, as described in the next section.

Index 400 Stock Fund
Objective: To seek investment results that approximate the performance of the S&P MidCap 400 Index, by investing in stocks included in the S&P MidCap 400 Index.

PORTFOLIO: The S&P MidCap 400 Index is composed of 400 common stocks. The S&P MidCap 400 does not include the very large issues that account for most of the weighting in the S&P 500(R) Index. Most of the companies in the S&P MidCap 400 Index have a market value in the range of $750 million to $5 billion.

STRATEGY: To capture mid-cap market performance by investing in a portfolio modeled after a mid-cap stock index. The Fund invests in stocks included in the S&P MidCap 400 Index in proportion to their weightings in the Index. The Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested. The Fund will not buy stocks that are not in the S&P MidCap 400 Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general as described in the next section.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------
Growth Stock Fund
OBJECTIVE: To seek long-term growth of capital by investing in companies believed to have above-average earnings growth potential; current income is secondary.

PORTFOLIO: Diversified mix of high-quality growth stocks in medium and large companies.

STRATEGY: To analyze economic trends to determine their impact on various sectors and industries and to select high-quality stocks from industries with the best earnings potential. The Growth Stock Fund invests primarily in common stocks of well-established companies, with emphasis placed on high-quality companies with strong financial characteristics. The investment process is initiated with an analysis of the economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position and financial characteristics are important variables used in the analysis.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general and growth stocks as described in the next section.

Growth and Income Stock Fund
OBJECTIVE: To seek long-term growth of capital and income by investing primarily in dividend-paying common stocks.

PORTFOLIO: Primarily common stocks of medium and large companies identified as strong candidates for significant long-term returns.

STRATEGY: To actively manage a portfolio of selected equity securities with a goal of out-performing the total return of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The manager of the Fund may moderately under-weight or over-weight selected economic sectors against the sector weightings of the S&P 500(R) Index to seek to enhance the Fund's total return or reduce fluctuations in market value relative to the S&P 500(R) Index. In selecting securities, the manager may emphasize securities that it believes to be undervalued.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general and value stocks as described in the next section.

Index 500 Stock Fund
OBJECTIVE: To seek investment results that approximate the performance of the S&P 500(R)Index, by investing in stocks included in the S&P 500(R)Index.

PORTFOLIO: The S&P 500(R) Index is composed of 500 common stocks representing approximately three-fourths of the total market value of all publicly-traded common stocks in the United States.

STRATEGY: To capture broad market performance by investing in a portfolio modeled after a broadly based stock index. The Fund invests in stocks included in the S&P 500(R) Index in proportion to their weightings in the Index. The Index 500 Stock Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested. The Fund will not buy stocks that are not in the S&P 500(R) Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general as described in the next section.

---------------------
  MULTI-ASSET FUND
---------------------

Asset Allocation Fund
OBJECTIVE: To seek to realize as high a level of total return, including current income and capital appreciation, as is consistent with reasonable investment risk. The Fund will follow a flexible policy for allocating assets among common stocks, bonds and cash.

PORTFOLIO: The normal range of investments is 50-70% stocks, 25-35% bonds and 0-15% cash. Up to 50% of its stock allocation may be invested in foreign stocks. See "Foreign Securities" on pp. 19-20. The Fund may invest up to 10% of its total assets in noninvestment-grade debt obligations.

STRATEGY: To adjust the mix between asset sectors to capitalize on the changing financial markets and economic conditions. The advisor intends to actively manage the Fund's assets, maintaining a balance over time between investment opportunities and their associated potential risks.

PRINCIPAL RISKS: The primary risks for this Fund are the risks for stocks in general: interest rate risk, credit risk and the risks for international securities, as described in the next section.

---------------------
      BOND FUNDS
---------------------
High Yield Bond Fund
OBJECTIVE: To seek high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment-grade by the major rating agencies.

PORTFOLIO: Diversified mix of below investment-grade fixed income securities, commonly known as "junk bonds."

STRATEGY: To identify attractive investment opportunities through rigorous industry and credit analysis and to generate superior performance by selecting companies with stable or improving credit fundamentals. The primary investment strategy of the High Yield Bond Fund is to invest in industries or individual companies that have stable or improving fundamental financial characteristics. The success of this strategy depends on the manager's analytical and portfolio management skills. In selecting securities, the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return. The manager of the Fund seeks to reduce the volatility of these securities through careful evaluation of credit and market risk and diversification of the Fund's investments.

PRINCIPAL RISKS: The primary risks for this Fund are credit risk, interest rate risk and the risks for international securities, as described below.

Municipal Bond Fund
OBJECTIVE: To seek a high level of current income exempt from federal income taxes, consistent with the preservation of capital, by investing primarily in investment-grade municipal obligations.

PORTFOLIO: Diversified investment-grade bonds, with the ability to invest up to 20% of its assets in lower-rated securities.

STRATEGY: To actively manage the portfolio to take advantage of changes in interest rates, quality, sector and maturity of fixed income securities. While the Fund has no security maturity restrictions, its average maturity will normally be ten years or longer.

PRINCIPAL RISKS: The primary risk for this Fund is interest rate risk, as described in the next section.

Select Bond Fund
OBJECTIVE: To seek high income and capital appreciation, consistent with preservation of capital.

PORTFOLIO: Diversified investment-grade corporate, mortgage-backed, Treasury and government agency bonds with maturities generally exceeding one year. The Select Bond Fund may invest up to 15% of its total net assets in high yield/high risk bonds and up to 15% of its total net assets in foreign securities, consistent with its investment objective.

STRATEGY: To actively manage the portfolio to take advantage of changes in interest rates, quality and maturity of fixed income securities.

PRINCIPAL RISKS: The primary risks for this Fund are interest rate risk, credit risk and the risks for international securities, as described below.

--------------------------------------------------------------------------------

PRIMARY RISKS
YOU SHOULD SELECT THE FUNDS THAT REFLECT YOUR SPECIAL FINANCIAL GOALS, INVESTMENT TIME HORIZON AND WILLINGNESS TO ACCEPT RISK. WHEN YOU INVEST IN A FUND, YOU ASSUME THE RISKS OF INVESTING IN THE TYPES OF SECURITIES HELD BY THE FUND. INVESTING IN SECURITIES INVOLVES VARYING DEGREES OF MARKET OR INTEREST RATE RISK, CREDIT OR FINANCIAL RISK AND PREPAYMENT RISK. LOSS OF MONEY IS A RISK OF INVESTING IN ANY FUND.

RISKS FOR STOCKS Stock prices have historically outperformed other asset classes over the long term, but stock prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the stock market as a whole. Risks include adverse general economic conditions as well as adverse financial experience of industries and companies. These risks apply primarily for the Stock Funds and the Asset Allocation Fund.

GROWTH STOCKS are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market. These risks are presented primarily for the Small Cap Growth, Aggressive Growth and Growth Stock Funds. These risks may also affect the performance of the other Stock Funds and the Asset Allocation Fund.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

VALUE STOCKS are selected because they seem attractively priced. The main risks are that the relatively low price for a stock may turn out to reflect low value or low growth potential, or the market may not recognize the real value of the stock for a long time. These risks are presented primarily for the Growth and Income Stock and International Equity Funds. These risks may also affect the performance of the other Stock Funds and the Asset Allocation Fund.

SMALL CAP STOCKS may involve greater risks because smaller companies often have a limited track record, narrower markets and more limited managerial and financial resources than larger, more established companies. The prices of these stocks tend to be more volatile and the issuers face greater risk of business failure. These risks are presented primarily for the Small Cap Growth and Aggressive Growth Stock Funds.

RISKS FOR FIXED INCOME SECURITIES
INTEREST RATE RISK Bond prices rise and fall in response to changes in market interest rates. When interest rates rise, bond prices fall. This effect is greater for longer term bonds, and relatively minor for short-term cash instruments that are about to mature. Interest rate risk is presented primarily for the High Yield, Municipal and Select Bond Funds and the Asset Allocation Fund.

CREDIT RISK Bond prices reflect the risk of default. The credit rating assigned to a fixed income issue generally reflects the credit risk. High yield fixed income securities present more credit risk than investment-grade issues. Credit risk is presented primarily for the High Yield Bond Fund, the Select Bond Fund and the Asset Allocation Fund.

RISKS FOR INTERNATIONAL SECURITIES Foreign securities present the investment risks that are inherent in all investments in securities as well as an array of special risk considerations, including currency risks. Some of these risks are described in this Prospectus. A longer description is included in the Statement of Additional Information. The risks associated with foreign securities are presented primarily for the International Equity, Asset Allocation, Select Bond and High Yield Bond Funds. Other Funds may also invest a portion of their assets in foreign securities and, to that extent, the performance of those Funds may be affected by the associated risks.

ASSET ALLOCATION RISK In addition to the risks involved with each kind of security there is the risk that an investor will hold the wrong mix of securities at any point in time. This risk is especially important for the Asset Allocation Fund, but it is a consideration for all of the Funds. It is also likely to be the most important consideration for you as an individual investor.

--------------------------------------------------------------------------------
PERFORMANCE
The following bar charts provide one indication of the risks of investing in the Funds by showing each Fund's performance for calendar years 1998, 1999, and 2000. Performance of Class A shares is shown.

                              ANNUAL TOTAL RETURNS

   SMALLCAP   AGGRESSIVE GROWTH     INTERNATIONAL     INDEX 400     GROWTH
 GROWTH FUND     STOCK FUND         GROWTH FUND     STOCK FUND    STOCK FUND
2000   9.75%   1998   13.98%       1998  (1.08)%   2000  17.30%   1998   24.47%
               1999   51.68%       1999   19.60%                  1999   25.21%
               2000    5.74%       2000  (1.44)%                  2000  (0.66)%
--------------------------------------------------------------------------------
 GROWTH AND
   INCOME        INDEX 500            ASSET          HIGH YIELD     MUNICIPAL
 STOCK FUND     STOCK FUND       ALLOCATION FUND     BOND FUND      BOND FUND
1998   22.08%   1998   27.71%     1998   14.10%   1998  (1.90)%   1998    6.65%
1999    6.88%   1999   20.24%     1999   22.98%   1999  (0.31)%   1999  (2.15)%
2000  (7.28)%   2000  (9.50)%     2000    7.26%   2000  (3.44)%   2000   12.30%

  SELECT
BOND FUND
1998   5.68%
1999   0.44%
2000  10.98%
--------------------------------------------------------------------------------

Sales loads are not reflected in the bar charts. Returns would be less than those shown if sales loads were reflected. How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

The chart below shows the Funds' total returns for the period 12/31/00-3/31/01. The chart also shows the highest and lowest quarterly return for each Fund for the periods shown in the bar chart.




                             QUARTERLY TOTAL RETURNS

                                               Total Return
                                             12/31/00-3/31/01             Best Quarter              Worst Quarter
-------------------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH STOCK FUND                     (14.82)%                18.24% (1Q/00)           (12.20)% (4Q/00)
-------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH STOCK FUND                    (20.49)%                34.81% (4Q/99)           (20.86)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND                        (9.84)%                14.11% (4Q/98)           (17.34)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------

INDEX 400 STOCK FUND                            (11.21)%                11.10% (3Q/00)            (3.67)% (4Q/00)
-------------------------------------------------------------------------------------------------------------------

GROWTH STOCK FUND                               (13.92)%                22.09% (4Q/98)           (11.89)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME STOCK FUND                    (10.22)%                21.43% (4Q/98)           (12.72)% (3Q/99)
-------------------------------------------------------------------------------------------------------------------

INDEX 500 STOCK FUND                            (11.92)%                21.13% (4Q/98)           (10.01)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION FUND                            (6.95)%                14.63% (4Q/99)            (9.00)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------

HIGH YIELD BOND FUND                               6.47%                 4.38% (1Q/98)           (10.57)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------

MUNICIPAL BOND FUND                                2.15%                 4.41% (4Q/00)            (1.86)% (2Q/99)
-------------------------------------------------------------------------------------------------------------------

SELECT BOND FUND                                   4.16%                 3.93% (4Q/00)            (0.80)% (3Q/98)
-------------------------------------------------------------------------------------------------------------------



--------------------------
  AVERAGE ANNUAL RETURNS
--------------------------

The following table further illustrates the risks of investing in the Funds by showing how each Fund's average annual returns for the periods shown ending December 31, 2000, compare with the returns of certain indexes that measure broad market performance. This table assumes that the maximum initial sales charge was paid for Class A shares and that the shares were redeemed at the end of the applicable period and the maximum contingent deferred sales charge was paid for Class B shares.
                                               Since
                                              Inception
                                    1 Year  (annualized)*
----------------------------------------------------------
SMALL CAP GROWTH STOCK
FUND - CLASS A                       4.56%    37.93%
SMALL CAP GROWTH STOCK
FUND - CLASS B                       4.42%    39.34%
  S&P SMALLCAP 600 INDEX1           11.80%    11.99%
  RUSSELL 2000 INDEX2              (3.02)%    10.36%
----------------------------------------------------------
AGGRESSIVE GROWTH
STOCK FUND - CLASS A                 0.71%    25.53%
AGGRESSIVE GROWTH
STOCK FUND - CLASS B                 0.63%    25.91%
  S&P MIDCAP 400 INDEX              17.50%    22.68%
----------------------------------------------------------

INTERNATIONAL EQUITY
FUND - CLASS A                     (6.14)%     2.38%
INTERNATIONAL EQUITY
FUND - CLASS B                     (6.54)%     2.40%
  MORGAN STANLEY CAPITAL
   INTERNATIONAL EAFE
   (EUROPE-AUSTRALASIA-
   FAR EAST) INDEX                (13.96)%     8.66%
----------------------------------------------------------

INDEX 400 STOCK FUND - CLASS A      11.77%    12.37%
INDEX 400 STOCK FUND - CLASS B      11.60%    12.98%
  S&P MIDCAP 400 INDEX              17.50%    16.12%
----------------------------------------------------------

                                               Since
                                              Inception
                                    1 Year  (annualized)*
----------------------------------------------------------
GROWTH STOCK FUND - CLASS A         (5.40)%    19.32%
GROWTH STOCK FUND - CLASS B         (5.84)%    19.63%
  S&P 500(R)INDEX3                  (9.02)%    17.56%
----------------------------------------------------------

GROWTH AND INCOME
STOCK FUND - CLASS A               (11.65)%    10.69%
GROWTH AND INCOME
STOCK FUND - CLASS B               (12.42)%    10.80%
  S&P 500(R)INDEX3                  (9.02)%    17.56%
----------------------------------------------------------

INDEX 500 STOCK FUND - CLASS A     (13.80)%    15.27%
INDEX 500 STOCK FUND - CLASS B     (14.27)%    15.56%
  S&P 500(R)INDEX3                  (9.02)%    17.56%
----------------------------------------------------------

ASSET ALLOCATION FUND - CLASS A       2.16%    15.18%
ASSET ALLOCATION FUND - CLASS B       1.85%    15.40%
  S&P 500(R)INDEX3                  (9.02)%    17.56%
  MERRILL LYNCH DOMESTIC
     MASTER INDEX4                   11.73%     7.85%
  MERRILL LYNCH 91-DAY
     T-BILL INDEX5                    6.18%     5.40%
----------------------------------------------------------

* The Funds commenced operations on March 31, 1997, except for the Small Cap Growth Stock Fund and Index 400 Stock Fund, which commenced operations on July 12, 1999.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------
                                               Since
                                              Inception
                                    1 Year  (annualized)*
-------------------------------------------------------------
HIGH YIELD BOND FUND - CLASS A     (8.00)%     1.55%
HIGH YIELD BOND FUND - CLASS B     (8.44)%     1.61%
  LEHMAN BROTHERS HIGH YIELD
   INTERMEDIATE MARKET INDEX       (5.86)%     2.15%
-------------------------------------------------------------

MUNICIPAL BOND FUND - CLASS A        7.00%     5.74%
MUNICIPAL BOND FUND - CLASS B        6.58%     5.73%
  LEHMAN BROTHERS MUNICIPAL
     BOND INDEX                     11.68%     6.68%
-------------------------------------------------------------

SELECT BOND FUND - CLASS A           5.75%     5.95%
SELECT BOND FUND - CLASS B           5.27%     5.99%
  MERRILL LYNCH DOMESTIC
     MASTER INDEX4                  11.73%     7.85%
-------------------------------------------------------------

* The Funds commenced operations on March 31, 1997, except for the Small Cap Growth Stock Fund and Index 400 Stock Fund, which commenced operations on July 12, 1999.
1 The Standard and Poor's SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of March 31, 2001, the 600 companies in the composite had a median market capitalization of $424.7 million and total market value of $316.2 billion. The SmallCap 600 represents approximately 1.7% of the market value of S&P's database of over 10,931 equities.
2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization of companies in the Russell 3000 was $5.1 billion; the median market capitalization $791.1 million. Market capitalization of companies in the Index ranged from $520 billion to $178 million. The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of the latest reconstitution, the average market capitalization of companies in the Russell 2000 was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the Index had a total market capitalization of approximately $1.5 billion.
3 The Standard & Poor's 500(R) Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
4 The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. government, mortgage and investment-grade corporate bonds. The Index measures the income provided by, and the price changes of, the underlying securities.
5 The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date.

--------------------------------------------------------------------------------
EXPENSE INFORMATION
The expense tables and the Examples on pp. 9-10 are intended to help you understand the direct or indirect costs and expenses that you will bear as an investor in a Fund. Shareholder Transaction Expenses are charged to your account directly when you buy or sell shares. Annual Fund Operating Expenses are paid out of a Fund's assets and include fees for advisory services, distribution services and expenses relating to the maintenance of shareholder accounts, such as Transfer Agent, administrative and similar expenses.


-----------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES (ALL FUNDS)
-----------------------------------------------

                                    Class A   Class B
------------------------------------------------------
MAXIMUM SALES CHARGE
ON PURCHASES (AS % OF
OFFERING PRICE)                      4.75%     0.00%
------------------------------------------------------

MAXIMUM CONTINGENT
DEFERRED SALES CHARGE                0.00%    5.00%
------------------------------------------------------

REDEMPTION FEE                       None      None
------------------------------------------------------

EXCHANGE FEE                         None      None
------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

---------------------------------
  Annual Fund Operating Expenses1
----------------------------------


Fund                                      Small Cap Growth   Aggressive Growth    International        Index 400
------------------------------------------------------------------------------------------------------------------------
                                           Class A Class B    Class A  Class B   Class A  Class B   Class A   Class B
------------------------------------------------------------------------------------------------------------------------

    Nasdaq ticker symbols                    -         -       MAGAX    MAGHX     MEQAX    MEQBX     MSIAX     -
------------------------------------------------------------------------------------------------------------------------

MANAGEMENT FEES                             0.85%    0.85%     0.75%    0.75%     0.85%    0.85%     0.40%   0.40%
------------------------------------------------------------------------------------------------------------------------

12b-1 DISTRIBUTION AND SERVICE FEES2        0.35%    1.00%     0.35%    1.00%     0.35%    1.00%     0.35%   1.00%
------------------------------------------------------------------------------------------------------------------------

OTHER EXPENSES                              1.16%    1.16%     0.35%    0.35%     0.63%    0.63%     0.59%   0.59%
------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                    2.36%    3.01%     1.45%    2.10%     1.83%    2.48%     1.34%   1.99%
------------------------------------------------------------------------------------------------------------------------

FEE WAIVER3                                 0.96%    0.96%     0.15%    0.15%     0.18%    0.18%     0.39%   0.39%
------------------------------------------------------------------------------------------------------------------------

NET TOTAL OPERATING EXPENSES3               1.40%    2.05%     1.30%    1.95%     1.65%    2.30%     0.95%   1.60%
------------------------------------------------------------------------------------------------------------------------

Fund                                           Growth        Growth and Income      Index 500      Asset Allocation
------------------------------------------------------------------------------------------------------------------------
                                           Class A Class B    Class A   Class B   Class A  Class B   Class A Class B
------------------------------------------------------------------------------------------------------------------------

    Nasdaq ticker symbols                   MGSAX    MGSBX     MSKAX    MSKBX     MISAX    MISBX     MASSX   MASVX
------------------------------------------------------------------------------------------------------------------------

MANAGEMENT FEES                             0.75%    0.75%     0.65%    0.65%     0.30%    0.30%     0.70%   0.70%
------------------------------------------------------------------------------------------------------------------------

12b-1 DISTRIBUTION AND SERVICE FEES2        0.35%    1.00%     0.35%    1.00%     0.35%    1.00%     0.35%   1.00%
------------------------------------------------------------------------------------------------------------------------

OTHER EXPENSES                              0.38%    0.38%     0.41%    0.41%     0.45%    0.45%     0.42%   0.42%
------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                    1.48%    2.13%     1.41%    2.06%     1.10%    1.75%     1.47%   2.12%
------------------------------------------------------------------------------------------------------------------------

FEE WAIVER3                                 0.18%    0.18%     0.21%    0.21%     0.25%    0.25%     0.12%   0.12%
------------------------------------------------------------------------------------------------------------------------

NET TOTAL OPERATING EXPENSES3               1.30%    1.95%     1.20%    1.85%     0.85%    1.50%     1.35%   2.00%
------------------------------------------------------------------------------------------------------------------------

Fund                                       High Yield Bond    Municipal Bond       Select Bond
------------------------------------------------------------------------------------------------------------------------
                                            Class A  Class B   Class A  Class B Class A   Class B
------------------------------------------------------------------------------------------------------------------------

    Nasdaq ticker symbols                   MHYAX    MHYBX     MMBAX    MMDBX     MBDAX    MBDBX
------------------------------------------------------------------------------------------------------------------------

MANAGEMENT FEES                             0.75%    0.75%     0.30%    0.30%     0.30%    0.30%
------------------------------------------------------------------------------------------------------------------------

12b-1 DISTRIBUTION AND SERVICE FEES2        0.35%    1.00%     0.35%    1.00%     0.35%    1.00%
------------------------------------------------------------------------------------------------------------------------

OTHER EXPENSES                              0.45%    0.45%     0.44%    0.44%     0.49%    0.48%
------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                    1.55%    2.20%     1.09%    1.74%     1.14%    1.78%
------------------------------------------------------------------------------------------------------------------------

FEE WAIVER3                                 0.25%    0.25%     0.24%    0.24%     0.29%    0.28%
------------------------------------------------------------------------------------------------------------------------

NET TOTAL OPERATING EXPENSES3               1.30%    1.95%     0.85%    1.50%     0.85%    1.50%
------------------------------------------------------------------------------------------------------------------------

1 An annual custodial fee of $15 per taxpayer identification number is charged to investors who maintain IRA accounts, which if not paid by the investor, may be charged against the assets of the account.

2 The 12b-1 Distribution and Service Fees include a 0.25% shareholder servicing fee with a 0.10% distribution fee on Class A shares and a 0.75% distribution fee on Class B shares.

3 NMIS and its affiliates have contractually agreed to waive their fees and absorb certain other operating expenses, until at least March 31, 2004, to the extent necessary so that Net Total Operating Expenses will not exceed the amount shown for each Fund. The contractual fee waiver may not be unilaterally altered by NMIS or its affiliates.

-------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
-------------------------------------------------------------------------------

Expense Examples
These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. The Examples assume you pay the maximum sales charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                       1 Year              3 Years              5 Years           10 Years
-------------------------------------------------------------------------------------------------------------------
                                       Class A  Class B    Class A  Class B    Class A  Class B   Class A Class B
-------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND             $611     $708       $897    $  943     $1,410   $1,513     $2,817 $2,952
-------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND            $601     $698       $868    $  912     $1,187   $1,285     $2,089 $2,227
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND               $635     $733       $971    $1,018     $1,368   $1,469     $2,476 $2,612
-------------------------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND                    $567     $663       $763    $  805     $1,062   $1,158     $1,908 $2,047
-------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                       $601     $698       $868    $  912     $1,193   $1,292     $2,113 $2,251
-------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME STOCK FUND            $591     $688       $838    $  882     $1,149   $1,247     $2,031 $2,169
-------------------------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND                    $558     $653       $733    $  774     $  979   $1,075     $1,684 $1,824
-------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                   $606     $703       $882    $  927     $1,205   $1,304     $2,118 $2,256
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                    $601     $698       $868    $  912     $1,208   $1,307     $2,168 $2,306
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                     $558     $653       $733    $  774     $  977   $1,073     $1,675 $1,815
-------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND                        $558     $653       $733    $  774     $  988   $1,082     $1,717 $1,851
-------------------------------------------------------------------------------------------------------------------

Using the same assumptions as for the first table but assuming that you did not redeem your shares at the end of each period, you would bear the following expenses for Class B shares:


Fund                                       1 Year              3 Years              5 Years           10 Years
---------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                 $208                $643                $1,313             $2,952
---------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND                $198                $612                $1,085             $2,227
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                   $233                $718                $1,269             $2,612
---------------------------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND                        $163                $505               $   958             $2,047
---------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                           $198                $612                $1,092             $2,251
---------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME STOCK FUND                $188                $582                $1,047             $2,169
---------------------------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND                        $153                $474               $   875             $1,824
---------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                       $203                $627                $1,104             $2,256
---------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                        $198                $612                $1,107             $2,306
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                         $153                $474               $   873             $1,815
---------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND                            $153                $474               $   882             $1,851
---------------------------------------------------------------------------------------------------------------------


The Examples should not be considered a representation of past or future returns or expenses, which may be more or less than those shown.
-------------------------------------------------------------------------------
-
----------------------
  ABOUT THE ADVISORS
----------------------

Northwestern Mutual Investment Services, LLC ("NMIS") is the investment advisor to the Funds. NMIS is a wholly-owned company of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), the fifth largest life insurance company in the U.S., with more than $92 billion in assets. Founded in 1857, Northwestern Mutual is one of the best established and well-respected companies in operation today. Headquartered in Milwaukee, Wisconsin, Northwestern Mutual has developed its reputation by providing excellence in both financial management and personal service over the past 144 years. In addition to the Funds, NMIS has been responsible for directing the investments of Northwestern Mutual Series Fund, Inc. ("Series Fund"), which serves as the investment fund for Northwestern Mutual's variable annuity and life insurance contracts.

J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is the subadvisor for the Growth and Income Stock Fund. Templeton Investment Counsel, LLC ("Templeton") is the subadvisor for the International Equity Fund.

------------------------------------
  DESCRIPTION OF CLASSES OF SHARES
------------------------------------

To provide you with more flexibility, each Fund has adopted a purchase program that offers you two alternative ways to purchase shares, Class A or Class B, each with a different combination of sales charges, ongoing fees, eligibility requirements and other features. This program is designed to permit you to choose the method of purchasing shares that you believe is most beneficial given the amounts of your investment and current holdings of Fund shares, the length of time you expect to hold your investment and other relevant circumstances.

Under the purchase program, Class A shares may be purchased subject to an initial sales charge. Class B shares are not subject to a sales charge at the time of purchase but may be subject to a contingent deferred sales charge at the time they are sold. Please see "Buying and Selling Fund Shares" on pp. 24-28 for a description of the specific sales charges or contingent deferred sales charges which might apply to your purchase.

--------------------------------------------------------------------------------
PERFORMANCE
THE PERFORMANCE OF THE FUNDS IS GENERALLY MEASURED IN TERMS OF TOTAL RETURN. IN ADDITION, THE BOND FUNDS MAY MEASURE YIELD AS WELL. OUR NEWSLETTERS AND ADVERTISEMENTS MAY INCLUDE COMPARISONS OF A FUND'S PERFORMANCE TO THE PERFORMANCE OF OTHER MUTUAL FUNDS, MUTUAL FUND AVERAGES OR RECOGNIZED INDICES.

------------------------------
MASON STREET FUND PERFORMANCE
------------------------------

The figures set forth below reflect each Fund's total return for the fiscal year ended March 31, 2001, and the average annual total return for the four fiscal years ended March 31, 2001 (since inception). These figures are based on the actual performance of the Funds. The Funds' investment advisor and its affiliates waived certain Fund expenses for these years. Without this waiver total return figures would have been lower. Past performance is not necessarily indicative and is no guarantee of future performance of the Funds.

CLASS A SHARES


                                                        WITH THE MAXIMUM                     WITH NO INITIAL
                                                      INITIAL SALES CHARGE                    SALES CHARGE1
                                                                        Since Inception                    Since Inception
Fund                                                1 Year                (annualized)    1 Year         (annualized)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                        (24.68)%                  19.93%2     (20.91)%              23.38%2
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND                       (31.74)%                  16.89%      (28.33)%              18.32%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                          (14.53)%                (0.38)%       (10.29)%              0.85%
------------------------------------------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND                               (11.99)%                  3.12%2       (7.61)%              6.08%2
------------------------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                                  (23.87)%                  13.69%      (20.06)%              15.08%
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME STOCK FUND                       (24.14)%                  7.07%       (20.37)%              8.39%
------------------------------------------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND                               (25.69)%                  10.70%      (21.99)%              12.05%
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                              (11.91)%                  12.15%       (7.55)%              13.52%
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                (0.59)%                  3.05%          4.42%              4.32%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                   6.07%                  5.94%         11.34%              7.24%
------------------------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND                                      7.88%                  6.66%         13.32%              7.97%
------------------------------------------------------------------------------------------------------------------------------------

 1Certain persons may purchase Class A shares that are not subject to the Class
  A initial sales charge and certain other persons may purchase Class A shares subject to less than the maximum initial sales charge (see "When will the Sales Charge on Class A Shares be Reduced or Waived?" on pp. 25-26).

 2Reflects total return for the period 7/12/99-3/31/01.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------



CLASS B SHARES
                                                        WITH REDEMPTION1                    WITH NO REDEMPTION
                                                                  Since Inception                       Since Inception
Fund                                                1 Year         (annualized)        1 Year            (annualized)
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                        (24.69)%               20.70%2    (21.40)%                 22.72%2
---------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND                       (31.72)%               17.09%     (28.78)%                 17.55%
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                          (15.00)%               (0.43)%    (10.76)%                 0.23%
---------------------------------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND                               (12.10)%               3.40%2      (8.13)%                 5.51%2
---------------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                                  (24.28)%               13.85%     (20.61)%                 14.35%
---------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME STOCK FUND                       (24.77)%               7.12%      (20.89)%                 7.70%
---------------------------------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND                               (26.06)%               10.84%     (22.33)%                 11.39%
---------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                              (12.18)%               12.28%      (8.10)%                 12.81%
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                (0.85)%               3.12%         3.88%                 3.63%
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                   5.62%               5.90%        10.62%                 6.52%
---------------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND                                      7.71%               6.66%        12.71%                 7.25%
---------------------------------------------------------------------------------------------------------------------------



 1Assumes redemption on the last day of the year beginning with the purchase date. Redemption on the next day would result in a lower redemption charge and higher return.

 2Reflects total return for the period 7/12/99-3/31/01.



  FURTHER INFORMATION ABOUT THE PERFORMANCE OF THE FUNDS IS CONTAINED IN MASON STREET FUNDS'(R) ANNUAL REPORT TO SHAREHOLDERS, WHICH MAY BE OBTAINED WITHOUT CHARGE FROM YOUR REGISTERED REPRESENTATIVE OR BY WRITING TO THE ADDRESS OR CALLING THE PHONE NUMBER LISTED ON P. 30.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL


This section takes a closer look at the Funds' investment objectives and policies and the securities that may be purchased. Please review the "Other Risks" section on pp. 19-20 for more detailed information about risks associated with each investment. As with any mutual fund, there is no assurance that a Fund will achieve its objective.

The investment objective of each Fund is "fundamental" and may not be changed without a shareholder vote. All other policies, unless noted as "fundamental," may be changed by Mason Street Funds'(R) Board of Directors without a vote of the shareholders. This allows for flexibility in the management of the Funds, for example, to permit investments in new types of instruments. You will be notified of any changes that are material.

The investment horizon is the amount of time you should plan to hold your investment in a Fund to increase the likelihood of achieving the Fund's objective. Descriptions of ratings are provided in Appendix B.


STOCK FUNDS CATEGORY

Stock Funds Summary
INVESTMENT OBJECTIVE:
-------------------------------------------------------------
  Small Cap Growth Stock Fund
  Aggressive Growth Stock Fund
  International Equity Fund    -    Growth of Capital
  Growth Stock Fund
-------------------------------------------------------------
  Growth and Income Stock Fund -    Growth of Capital
                                    and Income
-------------------------------------------------------------
                                    Approximate the
  Index 500 Stock Fund         -    S&P 500(R) Index
                                    Performance
-------------------------------------------------------------
                                    Approximate the
  Index 400 Stock Fund         -    S&P MidCap 400
                                    Index Performance
-------------------------------------------------------------

PRIMARY HOLDINGS:  Common Stocks
SHAREHOLDER'S INVESTMENT HORIZON:  Long-term

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

   WHO MAY WANT TO INVEST: These Funds may be appropriate for investors who are willing to tolerate stock market fluctuations in return for potentially high long-term returns. These Funds are designed for those looking for long-term growth potential.

   The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities may involve additional risks not present when investing in comparable domestic securities.


SMALL CAP GROWTH STOCK FUND
The investment objective of the Small Cap Growth Stock Fund is to achieve long-term appreciation of capital. The Fund will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period. These companies, for the most part, are small capitalization companies whose stock may experience substantial price volatility.

The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

Under normal circumstances, the Fund will invest at least 65% of its assets in small cap stocks. For this purpose, small cap is defined as stocks with market capitalizations of less than $3 billion. This number is subject to periodic adjustment to reflect changes in stock market valuations.

Because the Small Cap Growth Stock Fund will be investing in stocks which may experience substantial price volatility, an investment in the Small Cap Growth Stock Fund will present more risk than an investment in any of the other Funds.

AGGRESSIVE GROWTH STOCK FUND
The investment objective of the Aggressive Growth Stock Fund is long-term growth of capital. The Fund will seek to achieve this objective primarily by investing in the common stocks of companies that the advisor believes can reasonably be expected to increase their sales and earnings at a pace that will exceed the growth rate of the U.S. economy over an extended period. These companies, for the most part, are smaller and newer companies whose stock may experience substantial price volatility. The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables used in the analysis.

Under normal circumstances, the Fund will invest at least 80% of its assets in stocks.

INTERNATIONAL EQUITY FUND
The investment objective of the International Equity Fund is long-term growth of capital. The Fund will seek to achieve this objective by investing primarily in stocks of companies outside the U.S. The Fund will invest at least 65% of its assets in stocks of issuers in a minimum of three countries outside the U.S. Although the Fund generally invests in common stocks, it may also invest in preferred stocks and certain debt securities such as convertible bonds.

The strategy for the Fund will reflect a bottom-up, value-oriented and long-term investment philosophy. In choosing equity investments, the Fund's manager will focus on the market price of a company's securities in relation to the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The International Equity Fund has an unlimited right to purchase securities in any foreign country, developed or developing. You should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, particularly those in developing countries, which are in addition to the usual risks inherent in domestic securities. See "Foreign Securities" on pp. 19-20.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

INDEX 400 STOCK FUND
The investment objective of the Index 400 Stock Fund is to achieve investment results that approximate the performance of the S&P MidCap 400 Stock Price Index ("S&P MidCap 400 Index"). The Fund will attempt to meet this objective by investing in stocks included in the S&P MidCap 400 Index in proportion to their weightings in the Index.

The S&P MidCap 400 Index* is composed of 400 common stocks. The companies included in the S&P MidCap 400 Index are generally smaller than those that comprise the S&P 500(R) Index. See the description of the Index 500 Stock Fund below. The S&P MidCap 400 Index does not include the very large issues that account for most of the weighting in the S&P 500(R) Index. Most of the companies in the S&P MidCap 400 Index have a market value in the range of $750 million to $5 billion. A few are smaller and a few are larger.

The Index 400 Stock Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested and will normally hold at least 375 of the 400 issues that comprise the S&P MidCap 400 Index. The Fund will not buy stocks that are not in the S&P MidCap 400 Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

The Index 400 Stock Fund's ability to match the performance of the S&P MidCap 400 Index will be affected to some extent by the size and timing of cash flows into and out of the Fund. The Fund will be managed with a view to reducing such effects.

* "Standard & Poor's(R)," "S&P(R)," "S&P MidCap 400 Index," "Standard & Poor's MidCap 400 Index," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company and Mason Street Funds(R). The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

GROWTH STOCK FUND
The investment objective of the Growth Stock Fund is long-term growth of capital; current income is secondary. The Fund will seek to achieve this objective by selecting investments in companies which have above-average earnings growth potential. Under normal circumstances, the Fund will invest at least 65% of its assets in stocks.

The Growth Stock Fund invests primarily in common stocks of well-established companies, with emphasis placed on high-quality companies with strong financial characteristics. The investment process is initiated with an analysis of the economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position and financial characteristics are important variables used in the analysis.

The market capitalization of companies the Fund may invest in is not limited by size, but the Fund will generally invest in medium- and large-sized companies.

GROWTH AND INCOME STOCK FUND
The investment objective of the Growth and Income Stock Fund is long-term growth of capital and income. The Fund seeks to achieve these objectives consistent with reasonable investment risk. Ordinarily, the Fund pursues its investment objectives by investing primarily in dividend-paying common stocks. The Fund may also invest in other equity securities, consisting of, among other things, nondividend-paying common stock. Under normal circumstances, the Fund will invest at least 65% of its assets in stocks.

The Fund is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in medium- and large-sized companies. In managing the Fund, the potential for appreciation and dividend growth is given more weight than current dividends. Nonetheless, the manager of the Fund will normally strive for gross income for the Fund at a level not less than 75% of the dividend income generated on the stocks included in the S&P 500(R) Index, although this income level is merely a guideline and there can be no certainty that this income level will be achieved.

The Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The manager of the Fund may moderately under-weight or over-weight selected economic sectors against the sector weightings of the S&P 500(R) Index to seek to enhance the Fund's total return or reduce fluctuations in market value relative to the S&P 500(R) Index. In selecting securities, the manager may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry or the stock markets in general; or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

During normal market conditions, the Fund will be as fully invested as practicable in equity securities.


INDEX 500 STOCK FUND

The investment objective of the Index 500 Stock Fund is to achieve investment results that approximate the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Fund will attempt to meet this objective by investing in stocks included in the S&P 500(R) Index in proportion to their weightings in the Index.

The S&P 500(R) Index* is composed of 500 common stocks representing approximately three-fourths of the total market value of all publicly-traded common stocks in the United States.

The Index 500 Stock Fund will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Fund's objective. The Fund will, to the extent feasible, remain fully invested and will normally hold at least 450 of the 500 issues that comprise the S&P 500(R) Index. The Fund will not buy stocks that are not in the S&P 500(R) Index and will seek to sell such stocks in an orderly manner in the event of changes in the Index or spin-offs.

The Index 500 Stock Fund's ability to match the performance of the S&P 500(R) Index will be affected to some extent by the size and timing of cash flows into and out of the Fund. The Fund will be managed with a view to reducing such effects.

* "Standard & Poor's(R)," "S&P(R)," "S&P MidCap 400 Index," "Standard & Poor's MidCap 400 Index," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company and Mason Street Funds(R). The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

OTHER INVESTMENTS
In addition to investments in equity securities, the Stock Funds may from time to time invest in investment-grade debt securities, certificates of deposit, bank time deposits in the currency of any nation, banker's acceptances, corporate debt obligations, commercial paper, short-term U.S. Treasury obligations, or temporarily hold assets in cash. Stock Funds other than the Index 400 and Index 500 Stock Funds may invest all or a larger portion of their assets in these investments for temporary defensive purposes. When adverse conditions exist a Stock Fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the common stocks in which it ordinarily invests. The Stock Funds may also invest in options contracts, stock index futures contracts, including indexes on specific industries, foreign currency futures and forward contracts and repurchase agreements. For a description of these instruments and their risks, see the Statement of Additional Information. Although the Funds generally invest in common stocks, they may also invest in preferred stocks and securities convertible into common stock, including debt securities with conversion privileges or warrants.

The Funds may also invest in American Depositary Receipts (ADRs). As a non-principal investment strategy, the Small Cap Growth Stock, Aggressive Growth Stock and Growth Stock Funds have the authority to invest up to 25% of their assets in ordinary shares of foreign securities. These Funds will normally not invest in ordinary shares of foreign securities, but may do so from time to time. See "Foreign Securities" on pp. 19-20. The Funds may enter into firm commitment agreements and purchase securities on a "when-issued" basis.

As a non-principal investment strategy, the International Equity Fund may purchase and sell financial futures contracts, stock index futures contracts and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the portfolio's total assets. See "Financial Futures Contracts" in the Statement of Additional Information.

DIVERSIFICATION
The aim of each Fund is to seek to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies, while emphasizing high-quality investments.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

MULTI-ASSET FUND CATEGORY

Asset Allocation Fund Summary
INVESTMENT OBJECTIVE:  Total Return

PRIMARY HOLDINGS:  Common Stocks and
Fixed Income Securities

SHAREHOLDER'S INVESTMENT HORIZON:  Long-term

   -----------------------------------------------------------------------------
   WHO MAY WANT TO INVEST: This Fund may be appropriate for investors who seek a combination of growth of capital and income, and are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Asset Allocation Fund is designed for investors who want their investments actively managed among the major asset classes in pursuit of potentially high total return. It is not designed for an investor who wishes to have a consistent level of income.

   The value of the Fund's investments and income will vary from day to day, and generally reflect market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater appreciation potential than other types of securities. The prices of fixed income securities generally move in the opposite direction from interest rates. Investments in foreign securities may involve additional risks not present when investing in comparable domestic securities.
   ----------------------------------------------------------------------------

ASSET ALLOCATION FUND
The investment objective of the Asset Allocation Fund is as high a level of total return, including current income and capital appreciation, as is consistent with reasonable investment risk. The Fund seeks to achieve its objective through a flexible policy of allocating assets among common stocks, bonds and cash.

Under normal market conditions, the Fund's net assets will be allocated according to a benchmark of 50-70% stocks, 25-35% bonds and 0-15% cash. NMIS intends to actively manage the Fund's assets, maintaining a balance over time between investment opportunities and their associated potential risks. In response to changing market and economic conditions, NMIS may reallocate the Fund's net assets among these asset categories. Those allocations normally will be within the ranges indicated above. However, in pursuit of total return, NMIS may under-allocate or over-allocate the Fund's net assets in a particular category.

Not more than 75% of the Fund's net assets may be invested in either the stock sector or the bond sector. Up to 100% of the Fund's net assets may be invested in money market instruments. No minimum percentage has been established for any of the sectors.

The stock portion of the portfolio may be invested in any of the types of securities eligible for the Stock Funds, including foreign securities. To take advantage of investment opportunities around the world, the Fund will normally invest 20-25% of its stock investments in foreign stocks (including both direct investments and depositary receipts) but will not invest more than 50% of its equity investments in foreign equities. Foreign investments involve risks not normally found when investing in securities of U.S. issuers. See "Foreign Securities" on pp. 19-20.

The bond portion of the portfolio may be invested in any of the types of securities eligible for the Select Bond Fund or the High Yield Bond Fund. The Fund may purchase securities on a "when-issued" or forward commitment basis. Bonds purchased by the Fund will be primarily investment-grade debt obligations, although the Fund may invest up to 10% of its total assets in noninvestment-grade debt obligations.

The cash portion of the Fund may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits. The Fund may invest in obligations of domestic and foreign banks and their subsidiaries and branches.

Within the asset allocation categories described above, NMIS will allocate the Fund's investments among countries (including developing countries), geographic regions and currencies in response to changing market and economic trends. In making geographical allocations of investments, NMIS will consider such factors as the historical and prospective relationships among currencies and governmental policies that influence currency-exchange rates, current and anticipated interest rates, inflation levels and business conditions within various countries, as well as other macroeconomic, social and political factors.

The Fund may invest in or write option contracts, stock index futures contracts, including indexes on specific industries, interest rate futures contracts, foreign currency futures and forward contracts, repurchase agreements and warrants. For a description of these instruments and their risks, see the Statement of Additional Information.

The Asset Allocation Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------



BOND FUNDS CATEGORY

Bond Funds Summary
INVESTMENT OBJECTIVE:
------------------------------------------------------------
                              High Current Income
  High Yield Bond Fund   -    and Capital Appreciation
------------------------------------------------------------
                              High Level of Current
  Municipal Bond Fund    -    Income Exempt from
                              Federal Income Taxes
                              and Preservation of Capital
------------------------------------------------------------
                              High Income and
  Select Bond Fund       -    Capital Appreciation
                              Consistent with
                              Preservation of Capital
------------------------------------------------------------

PRIMARY HOLDINGS:
------------------------------------------------------------
                              Corporate Bonds -
  High Yield Bond Fund   -    Noninvestment-Grade
------------------------------------------------------------

  Municipal Bond Fund    -    Municipal Securities
------------------------------------------------------------
                              Corporate Bonds -
  Select Bond Fund       -    Investment-Grade
------------------------------------------------------------

SHAREHOLDER'S INVESTMENT HORIZON:
Intermediate- to Long-term

--------------------------------------------------------------------------------
  WHO MAY WANT TO INVEST: The Funds are designed for investors who primarily seek current income.

  THE HIGH YIELD BOND FUND is designed for investors who are willing to accept higher levels of credit and market risks in return for potentially higher return. Because of these risks, this Fund is not appropriate for short-term investment purposes.

  THE MUNICIPAL BOND FUND is designed for investors who want income that is exempt from regular federal income tax and are willing to accept higher interest rate risk and moderate credit risks.

  THE SELECT BOND FUND is designed for investors who want moderate levels of interest rate and credit risks while seeking high current income.

  A fundamental risk associated with any fund investing in fixed income securities is that fixed income securities tend to decline in value when interest rates rise. This effect is generally greater for longer-term bonds, but they generally offer higher yields to compensate for these risks. In addition, securities that permit prepayment have the risk that they will be paid during periods when interest rates are falling, which generally results in the proceeds being invested at a lower rate of return.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
The investment objective of the High Yield Bond Fund is high current income and capital appreciation. The High Yield Bond Fund seeks to achieve its objective by investing primarily in a diversified selection of fixed income securities rated below investment-grade by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's(R). The Fund may also invest in nonrated securities. These securities are considered speculative and are sometimes known as "junk bonds." Under normal circumstances, the Fund will invest at least 65% of its assets in high yield bonds.

The primary investment strategy of the High Yield Bond Fund is to invest in industries or individual companies that have stable or improving fundamental financial characteristics. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high-quality bonds. In selecting securities, the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return. The manager of the Fund seeks to reduce the volatility of these securities through careful evaluation of credit and market risk and diversification of the Fund's investments.

The value of the securities held by the Fund will be directly affected by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower-rated securities are more likely to react to developments affecting credit and market risk than are more highly rated securities. In addition, the secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.

In addition to notes and bonds, the Fund may invest in preferred stocks and convertible securities, including warrants or other equity securities issued as part of a fixed income offering. The Fund may purchase put and call options, on individual securities as well as indexes, and may write covered call and secured put options. As a non-principal investment strategy, the Fund may also invest up to 5% of its assets in other equity securities, rights, warrants, options and other derivatives. The Fund may also invest in restricted securities (securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public). The Fund may invest available temporary cash in short-term obligations. The Fund may invest more substantially in such short-term obligations or in investment-grade securities rated by Moody's

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

or Standard & Poor's(R), without limit, when market conditions warrant a more defensive investment posture. When adverse conditions exist the High Yield Bond Fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the high yield/high risk securities in which it ordinarily invests.

The High Yield Bond Fund may invest in foreign securities consistent with its investment objective. Such investments may be in U.S. currency denominated debt issues or in debt securities in the currency of other nations. The Fund may, but will not necessarily, attempt to hedge its exposures by engaging in transactions in foreign currency futures contracts. For a discussion of the risks involved in these contracts see "Financial Futures Contracts" in the Statement of Additional Information.

The High Yield Bond Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.


MUNICIPAL BOND FUND
The investment objective of the Municipal Bond Fund is a high level of current income exempt from federal income taxes, consistent with preservation of capital. The Fund invests primarily in a diversified portfolio of investment-grade municipal obligations.

Municipal obligations are debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

Normally the Fund will invest at least 80% of the value of its net assets in municipal obligations, exempt from federal taxes. However, taxable debt securities are also permitted for investment. Taxable debt may exceed 20% at times for temporary defensive purposes, with no maximum percentage. When adverse market conditions exist the Municipal Bond Fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the municipal bonds in which it ordinarily invests. At least 80% of the value of the Fund's net assets will be invested in: (1) securities rated in the top four categories by a nationally recognized statistical rating organization (NRSRO), such as Moody's or Standard & Poor's(R) Ratings Group ("S&P(R)"); or (2) commercial paper rated in the top two categories by a NRSRO; or (3) cash or cash equivalents. Up to 20% of the value of the Fund's net assets may be invested in lower-rated securities (below investment-grade). See "High Yield/High Risk Securities" on p. 20. The Fund also may invest in securities which, while not rated, are determined by the advisor to be of comparable quality to those rated securities in which the Fund may invest. For purposes of the 80% requirement described in this paragraph, such unrated securities shall be deemed to have the ratings so determined.

While the Fund has no security maturity restrictions, its average maturity will normally be ten years or longer.

The Fund may invest up to 30% of the value of its net assets in alternative minimum tax (AMT) bonds. AMT bonds are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the "alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

The Fund may enter into interest rate futures contracts. For a description of futures contracts and their risks, see the Statement of Additional Information. Use of futures contracts may give rise to taxable income.

Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.

The Fund may also invest in any of the securities in which the Select Bond Fund may invest, including, but not limited to, preferred stock, mortgage-backed and asset-backed fixed income securities and obligations of or guaranteed by the U.S. government or its agencies.

The Municipal Bond Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.

SELECT BOND FUND
The investment objective of the Select Bond Fund is as high a level of income and capital appreciation as is consistent with preservation of shareholders' capital.

The Select Bond Fund's assets will be invested primarily in the following types of securities: investment-grade corporate debt securities rated by Moody's or Standard & Poor's(R); mortgage-backed and asset-backed fixed income securities; obligations of or guaranteed by the U.S. government or its agencies;


--------------------------------------------------------------------------------
                                                                  JUNE 29, 2001
--------------------------------------------------------------------------------

up to 10% in high-grade obligations (payable in U.S. dollars) of or guaranteed by the government of Canada or of a province of Canada or any instrumentality or political subdivision thereof rated by Moody's or Standard & Poor's(R); and high-quality debt securities issued or guaranteed by a national or state bank or bank holding company.

At least 70% of the Select Bond Fund's total assets will normally be invested in bonds and debentures which have maturities of at least one year. However, during periods of particular volatility or when an unusual decline in the value of long-term obligations is anticipated, for temporary defensive purposes the Fund may place all or a larger portion of its assets in cash and short-term obligations, which may include: certificates of deposit of banks or bank holding companies; high-quality commercial paper rated by Moody's or Standard & Poor's(R); and cash or cash equivalents. When adverse market conditions exist the Select Bond Fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the longer-term bonds in which it ordinarily invests. In addition, the Fund may invest in unrated privately placed corporate debt securities that in the judgment of Mason Street Funds'(R) Board of Directors, are of comparable quality to debt securities rated investment-grade or better by Moody's or Standard & Poor's(R); preferred stocks, convertible securities; and securities carrying warrants to purchase equity securities. The Fund may also invest in restricted securities (securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public).

The Select Bond Fund will not invest in common stocks directly, but may retain up to 10% of its total assets in common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

The Select Bond Fund invests in obligations of a number of U.S. government agencies. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury; others are supported only by the credit of an agency. No assurance can be given that the U.S. government would provide financial support to any agency if it is not obligated to do so by law. The Select Bond Fund will invest in the securities of a particular agency only when the investment advisor is satisfied that the credit risk with respect to such agency is minimal.

The Select Bond Fund may invest up to 15% of its total net assets in high yield/high risk bonds and up to 15% of its total net assets in foreign securities, consistent with its investment objective. See "Foreign Securities" and "High Yield/High Risk Securities" on pp. 19-20.

The Select Bond Fund may also invest in interest rate futures contracts and repurchase agreements. For a description of these investments and their risks, see the Statement of Additional Information.

The Select Bond Fund may purchase or sell securities on a "when-issued" or forward commitment basis.

The Select Bond Fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.


OTHER RISKS

FOREIGN SECURITIES
Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as ADRs, but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

CURRENCY RISK For securities that are based in value on foreign currencies (including ADRs), the Fund in essence must buy the local currency in order to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to the Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

POLITICAL AND ECONOMIC RISK Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operation of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

REGULATORY RISK In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

MARKET RISKS Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

TRANSACTION COSTS Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

PARTICULAR RISKS FOR DEVELOPING COUNTRIES In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

HIGH YIELD/HIGH RISK SECURITIES
These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed income securities market. The yield and price of medium- to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Mason Street Funds(R) could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by Mason Street Funds'(R) Board of Directors using a method that, in the good faith belief of the Directors, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Directors' judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

RISKS FOR FINANCIAL FUTURES CONTRACTS
All of the Funds may use financial futures contracts in pursuit of their investment objectives. These instruments are used as a hedge against changes in the market value of common stocks or changes in prevailing levels of interest rates. Successful use of these instruments requires special skills, knowledge and techniques. Gains or losses from positions in financial futures contracts may be much greater than the amounts invested.

RISKS FOR ALL SECURITIES
The value of a security on a given date depends entirely on its market price. Investors rely on the integrity of the marketplace. There is no guarantee that the securities markets will function in an orderly manner. Illiquidity may make it difficult for a Fund to buy or sell a security or to price the security fairly.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

-------------------------
  Investment Advisors
-------------------------

ALL FUNDS
The Funds' investment advisor is NMIS, a wholly-owned company of Northwestern Mutual. The address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS or its predecessor has served as investment advisor to each of the mutual funds sponsored by Northwestern Mutual, including Northwestern Mutual Series Fund, Inc., subject to the supervision and control of the Boards of Directors of the funds, since their incorporation. NMIS provides investment advice and recommendations regarding the purchase and sale of securities for the Funds. Northwestern Mutual and its wholly-owned company, Northwestern Investment Management Company, employ a full staff of investment personnel. Northwestern Investment Management Company was formed in 1997. The personnel and related facilities of Northwestern Mutual and NMIS are utilized by NMIS in performing its investment advisory functions. For the Funds identified below, NMIS has retained a subadvisor to provide investment advice and, in general, to conduct the management investment program of the Fund, subject to the general control of the advisor and the Board of Directors of Mason Street Funds(R).

GROWTH AND INCOME STOCK FUND
J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), 522 Fifth Avenue,
New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., is the subadvisor for the Growth and Income Stock Fund.

INTERNATIONAL EQUITY FUND
Templeton Investment Counsel, LLC ("Templeton"), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, a wholly-owned indirect subsidiary of Franklin Resources, Inc., is the subadvisor for the International Equity Fund.

-----------------
  FUND  MANAGERS
-----------------
MARK G. DOLL, Vice President and Assistant Treasurer-Public Markets of Northwestern Investment Management Company, and Senior Vice President of Northwestern Mutual, joined Northwestern Mutual in 1972 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee. He is a Chartered Financial Analyst. Mr. Doll is responsible for supervision of investment management for all of the Funds. He is also responsible for the publicly traded investments of Northwestern Mutual, and for investment management of the Balanced Portfolio of the Series Fund.

PATRICIA L. VAN KAMPEN, Managing Director of Northwestern Investment
Management Company, joined Northwestern Mutual in 1974. She holds a B.A. degree from St. Norbert College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual, and for investment management of the equity portion of the Balanced Portfolio of the Series Fund.

WILLIAM R. WALKER, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1984. Prior to this, he worked for the Chicago Board Options Exchange, the Milwaukee Company and Armco Insurance. Mr. Walker is a Chartered Financial Analyst and holds a B.S. degree from Marquette University and an M.B.A. from Miami of Ohio. He has primary responsibility for the management of the Small Cap Growth Stock Fund and the Aggressive Growth Stock Fund. He also has primary responsibility for the Small Cap Growth and Aggressive Growth Stock Portfolios of the Series Fund, as well as the small company portfolio of Northwestern Mutual.

JULIE M. VAN CLEAVE, Managing Director of Northwestern Investment
Management Company, joined Northwestern Mutual in 1984 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Madison. Ms. Van Cleave is a Chartered Financial Analyst and has primary responsibility for the Growth Stock Fund. She also has primary responsibility for the Growth Stock Portfolio of the Series Fund and the large company portfolio of Northwestern Mutual.

STEVEN P. SWANSON, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1981. He received a B.A. degree from Lawrence University and an M.B.A. from the University of Michigan. Mr. Swanson is the head of the high yield division of Northwestern Investment Management Company and manages the high yield fixed income securities of Northwestern Mutual. Mr. Swanson is a co-manager of the High Yield Bond Fund and is also a co-manager of the High Yield Bond Portfolio of the Series Fund.

TIMOTHY S. COLLINS, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1986. Mr. Collins is a Chartered Financial Analyst and holds a B.A. degree from St. Norbert College and an M.B.A. from the University of Wisconsin-Madison. Mr. Collins is the director of research of the high yield division of Northwestern Mutual Investment Management Company. Mr. Collins is a co-manager of the High Yield Bond Fund and is also a co-manager of the High Yield Bond Portfolio of the Series Fund.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

VARUN MEHTA, Director of Northwestern Investment Management Company, manages the Select Bond Fund and the fixed income securities in the Asset Allocation Fund. He joined Northwestern Mutual in 1997. From 1993 through 1997, Mr. Mehta was with the Ameritech Investment Management Department serving as Portfolio Manager
- Fixed Income and, previously, as Portfolio Research Manager - Fixed Income. Mr. Mehta has his undergraduate degree from the University of Bombay. He received a Masters degree in Business Management from the Indian Institute of Management and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Mehta is a Chartered Financial Analyst. He also has primary investment responsibility for the Select Bond Portfolio of the Series Fund, the fixed income securities of the Balanced Portfolio of the Series Fund and various fixed income portfolios of Northwestern Mutual.

RONALD C. ALBERTS, Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1984. He received a B.A. degree from Carroll College and an M.B.A. degree from Marquette University, and is a Chartered Financial Analyst. Mr. Alberts is responsible for the Municipal Bond Fund as well as management of other client accounts.

IGNATIUS L. SMETEK, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual in 1986. He holds a B.A. degree from the University of Wisconsin-Milwaukee and an M.S.B.A. from the University of Wisconsin-Madison, and is a Certified Public Accountant and a Chartered Financial Analyst. Mr. Smetek coordinates the team that is responsible for management of the Asset Allocation Fund. He also manages the pension fund portfolio of Northwestern Mutual.

HENRY D. CAVANNA, Managing Director of J.P. Morgan Investment Management
Inc., joined J.P. Morgan in 1971. Mr. Cavanna is a senior U.S. equity portfolio manager in the U.S. Equity and Balanced Accounts Group. He received his B.A. degree from Boston College and L.L.B. degree from the University of Pennsylvania. Mr. Cavanna is solely responsible for the Growth and Income Stock Fund. He is also responsible for the Growth and Income Stock Portfolio of the Series Fund.

GARY R. CLEMONS, Executive Vice President, Portfolio Management/Research of Templeton Investment Counsel, LLC, manages the International Equity Fund. Mr. Clemons joined Templeton Investment Counsel in 1993. Prior to joining Templeton Investment Counsel, Mr. Clemons worked as a portfolio manager/research analyst for Templeton Quantitative Advisors in New York, a subsidiary of Templeton International. Mr. Clemons holds an M.B.A. with emphasis in finance from the University of Wisconsin-Madison and a B.S. degree from the University of Nevada-Reno. He also has primary responsibility for the International Equity Portfolio of the Series Fund.

INVESTMENT ADVISORY FEES
Each Fund pays NMIS an annual fee, payable in monthly installments, for investment advisory services. The investment advisory agreement describes the services to be provided and the fee to be paid, which is at an annual rate based on the average daily net assets of the Fund according to the following schedule:

Fund                                             Fee
--------------------------------------------------------
SMALL CAP GROWTH STOCK                          0.85%
--------------------------------------------------------
AGGRESSIVE GROWTH STOCK                         0.75%
--------------------------------------------------------
INTERNATIONAL EQUITY                            0.85%
--------------------------------------------------------
INDEX 400 STOCK                                 0.40%
--------------------------------------------------------
GROWTH STOCK                                    0.75%
--------------------------------------------------------
GROWTH AND INCOME STOCK                         0.65%
--------------------------------------------------------
INDEX 500 STOCK                                 0.30%
--------------------------------------------------------
ASSET ALLOCATION                                0.70%
--------------------------------------------------------
HIGH YIELD BOND                                 0.75%
--------------------------------------------------------
MUNICIPAL BOND                                  0.30%
--------------------------------------------------------
SELECT BOND                                     0.30%
--------------------------------------------------------

Of the amounts received from the Fund, NMIS pays the subadvisor for the Growth and Income Stock Fund at the annual rate of 0.45% on the first $100 million of assets, 0.40% on the next $100 million, 0.35% on the next $200 million and 0.30% on assets over $400 million. For the International Equity Fund, NMIS pays the subadvisor at the annual rate of 0.50% of assets, reduced to 0.40% on assets over $100 million. The breakpoints for the fees paid to the subadvisors are based on the aggregate assets of the respective Fund and the corresponding Portfolio of the Series Fund.

NMIS and its affiliates have agreed to waive their fees or reimburse each Fund for expenses if the Total Operating Expenses of the Fund exceed the Net Total Operating Expenses set forth in the table on p. 9 in the fiscal years through March 31, 2004.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

--------------------------
  OTHER SERVICE PROVIDERS
--------------------------

The following parties provide the Funds with administrative and other services:

Transfer Agent
National Financial Data Services ("NFDS")
P.O. Box 219419
Kansas City, Missouri 64121-9419

Custodian
For the domestic assets of the Growth and Income Stock Fund, High Yield Bond Fund and Municipal Bond Fund:

Bankers Trust Company
16 Wall Street
New York, New York 10015

For the domestic assets of the Small Cap Growth Stock Fund, Index 400 Stock Fund, Aggressive Growth Stock Fund, Growth Stock Fund, Index 500 Stock Fund, Asset Allocation Fund and Select Bond Fund:

The Chase Manhattan Bank
270 Park Avenue
New York, New York 10017-2070

For the International Equity Fund and any foreign assets of the other Funds:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Administrator
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

International Equity Fund fund accounting:
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Distributor
Robert W. Baird & Co. Incorporated ("Baird")
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Distributor is controlled by Northwestern Mutual and, therefore, an affiliate of NMIS.

----------------
  FUND EXPENSES
----------------

In addition to the investment advisory fee, each Fund pays fees to certain other service providers, such as the Transfer Agent, Custodian and Administrator. Each Fund also bears certain expenses, such as brokerage and other transaction costs, outside professional and auditing fees, registration fees, association fees, trademark fees, organizational costs, insurance premiums, printing and mailing costs of sending reports and other information to existing shareholders, the fees and expenses of the Directors who are not officers or employees of an affiliated company of the advisor and any interest, taxes and extraordinary expenses incurred by the Funds. In addition, each Fund pays the Distributor certain fees for shareholder servicing and distribution expenses, which vary based on the Class of shares. See "Distribution and Service Fees" on p. 26.

----------------------
  ADMINISTRATIVE FEES
----------------------

Each Fund pays Northwestern Mutual Life a monthly fee at an annual rate of 0.10% plus costs of pricing securities; for administrative services, which include recordkeeping, preparation of reports and filing tax returns; and for fund accounting (except for the International Equity Fund). For the International Equity Fund, Northwestern Mutual Life waives a portion of its fee equal to the fund accounting fee paid to Brown Brothers Harriman & Co.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

BUYING AND SELLING FUND SHARES

INVESTMENT MINIMUMS
Shares of the Funds are available through Registered Representatives of Baird including Northwestern Mutual agents and Baird Investment Officers or, in certain cases, from the Fund itself. The following table illustrates the minimum investment requirements for the initial and subsequent investments in each of the Funds, which may be changed at any time at the sole discretion of the Fund.

                              Investment Minimums
----------------------------------------------------------
                           Initial         Subsequent
Type of Account           Investment       Investment
----------------------------------------------------------
REGULAR ACCOUNT              $1,000            $100
----------------------------------------------------------

INDIVIDUAL IRAS
(REGULAR OR SPOUSAL)           $500            $100
----------------------------------------------------------

OTHER TAX QUALIFIED
RETIREMENT PLANS               $50              $50
----------------------------------------------------------

AUTOMATIC
INVESTMENT PLANS               $50              $50
----------------------------------------------------------


FLEXIBLE SALES CHARGE OPTIONS

WHICH OPTION IS RIGHT FOR YOU?
Each Fund offers its shares in two Classes to allow you to choose the method of purchasing shares that is most beneficial to you in light of such factors as the amount of your investment, your holdings of Fund shares, how long you expect to hold your investment and other such circumstances.

Class A shares are available for investors choosing an initial sales charge and Class B shares are for investors who prefer a deferred sales charge. The two Classes of shares each represent interests in the same Fund, have the same rights and, except with respect to differences in sales charges and distribution charges, are identical in all respects. Class A and Class B shares each bear expenses of shareholder servicing fees and distribution fees as well as any expenses (which may include incremental transfer agency costs) resulting from such arrangements, and have exclusive voting rights with respect to their particular distribution plan. The two Classes have different exchange privileges, as described below.

The net income attributable to Class A or Class B shares and the dividends payable thereon will be reduced by the amount of the shareholder servicing and distribution fees attributable to such shares and incremental expenses associated with such Class. Sales personnel will receive equal compensation for selling Class A and Class B shares.


CLASS A SHARES
INITIAL SALES CHARGE
The following table sets forth the initial sales charge that applies to purchases of Class A shares of the Funds:

                                 Sales Charge as a
                                    Percentage of
-----------------------------------------------------------
                                 Offering  Net Amount
Amount of Purchase                 Price    Invested
-----------------------------------------------------------
Less than $50,000                  4.75%      4.99%
-----------------------------------------------------------

$50,000 but less than $100,000     3.75%      3.90%
-----------------------------------------------------------

$100,000 but less than $250,000    2.75%      2.83%
-----------------------------------------------------------

$250,000 but less than $500,000    2.00%      2.04%
-----------------------------------------------------------

$500,000 but less than $1,000,000  1.50%      1.52%
-----------------------------------------------------------

$1,000,000 or more                 None*      None
-----------------------------------------------------------

* No sales charge is imposed at the time of purchase on amounts of $1 million or more. However a contingent deferred sales charge will be charged if shares are redeemed within 18 months following their purchase at the rate of 1% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See "When will the Contingent Deferred Sales Charge be Waived" on p. 27.

Which Investments in Related Accounts Qualify for Reduced Sales Charges? Investments in related accounts in both Class A and Class B shares (in certain circumstances) which may be aggregated to qualify for a reduced sales charge include purchases made for you, your spouse and children under the age of 21 as well as those made in a tax-qualified plan such as a personal IRA for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals. Purchases by a trustee or other fiduciary if the investment is for a single trust, estate or fiduciary account including pension, profit-sharing or other employee benefit trusts created pursuant to a qualified plan may be combined to qualify for a reduction of the sales charge. Reduced sales charges may also be applied to purchases by qualified employee benefit plans of a single corporation or of corporations affiliated with each other. Purchases made for a customer in nominee or street name accounts (accounts which hold the customer's shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as noted above.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

When will the Sales Charge on Class A Shares be Reduced or Waived? There are several ways to reduce or eliminate the initial sales charge:
-  Combined Purchases
-  Cumulative Discount
-  Letter of Intent
-  Special Waivers for Certain Categories of Investors

COMBINED PURCHASES Purchases made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a discounted sales charge. Notice must be given at the time the orders are placed that there are multiple orders which qualify for a reduced sales charge.

CUMULATIVE DISCOUNT Purchases may also qualify for a reduced sales charge based on the current total net asset value of your account and any related accounts in any of the Funds or the SSgA Money Market Fund. Notice must be given at the time the order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

LETTER OF INTENT Reduced sales charges may be applied to purchases over a period of 13 months by entering into a non-binding Letter of Intent. Existing holdings may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. See the Statement of Additional Information and the Funds' account application for further details.

SPECIAL WAIVERS Class A shares are purchased without an initial sales charge in the following situations.

- Shares purchased by current or retired officers, directors, employees, agents, employees of agents, and employees of agencies, and affiliates, of Mason Street Funds(R), Northwestern Mutual, NMIS, Northwestern Investment Management Company, the Transfer Agent, the Distributor or a subadvisor, or their spouses or children under the age of 21 or trust or retirement plans for their benefit. Such purchases may be made directly from Mason Street Funds(R) through the Transfer Agent.

- Shares purchased by reinvesting the proceeds of the redemption of shares of one or more open-end mutual funds. The purchaser must provide appropriate documentation that he or she redeemed the shares not more than 90 days prior to the reinvestment of the proceeds in Class A shares, and that the shares were at one time subject to an initial sales charge or contingent deferred sales charge.

- Shares purchased by the reinvestment of dividends or other distributions from a Fund.

- Shares purchased by the reinvestment of loan repayments by participants in retirement plans.

- Shares issued in connection with the acquisition by a Fund of another investment company.

- Shares purchased by or in conjunction with a purchase by a trust or group annuity separate account to fund employee benefit or retirement plans pursuant to an agreement with the Distributor or NMIS.

- Shares purchased for accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts") under a fee-based program offered by the Distributor.

- Shares purchased by an endowment fund, foundation or other nonprofit or charitable organization with total assets over $5 million, with an initial investment exceeding $1 million.

Class A shares may also be purchased without an initial sales charge in the following situations. However, redemptions of such shares within 18 months of purchase are subject to a contingent deferred sales charge of 1% of the lesser of the value of the shares redeemed or the total cost of the shares:

-  any purchase of $1 million or more of the Funds' shares;

- purchases by qualified retirement plans, nonqualified deferred compensation plans and Simple IRAs which meet at least one of the following four criteria:
  (1) the plan has at least 50 eligible participants; (2) the plan makes an initial investment of $250,000 or more; (3) the plan sponsor demonstrates to the satisfaction of Mason Street Funds(R) that the aggregate purchases by the plan will be equal to at least $250,000 within a reasonable period of time, as determined by Mason Street Funds(R) in its sole discretion; or (4) the sum of the current market value of the plan assets invested in any of the Funds or the SSgA Money Market Fund and the current purchase amount is at least $250,000; and

- purchases by bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

REINSTATEMENT PRIVILEGE If you redeem some or all of your Fund shares, you have up to 90 days to reinvest all or part of the redemption proceeds in Class A shares of the Fund without pay

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

ing a sales charge. This privilege applies only to redemptions of Class A shares on which an initial or deferred sales charge was paid or to redemptions of Class A shares of the Fund that you purchased by reinvesting dividends or distributions. You must ask the Transfer Agent or your Registered Representative to apply this privilege when you send your payment.

The reduced sales charge programs may be changed or discontinued at any time upon prior written notice to shareholders of the Funds.

DISTRIBUTION AND SERVICE FEES
Each Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provide that all shareholders shall be subject to a distribution fee. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A shares are subject to a distribution fee of up to 0.10% per year of the average daily net assets of Class A shares. The distribution fee is payable to the Distributor to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in prior years. These expenses include payments to Registered Representatives, expenses of printing and distributing Prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

In addition, each Fund is subject to a shareholder servicing fee. Each Class pays a shareholder servicing fee of up to 0.25% per year of the average daily net assets of that Class, which may be paid to brokers who provide ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.
--------------------------------------------------------------------------------

-------------------
  CLASS B SHARES
-------------------

CONTINGENT DEFERRED SALES CHARGE
Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B shares are offered at net asset value without an initial sales charge but subject to a contingent deferred sales charge as set forth in the table below. The schedule shows the contingent deferred sales charges applicable for the first through seventh years of redemption after purchase for different purchase amounts. The schedule applicable to a specific purchase varies by the amount of that purchase and is determined at the time the purchase is made; it may be reduced as described under "Combined Purchases" and "Cumulative Discount" on p. 27. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.


Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase1
---------------------------------------------------------------------------------------------------------------------

Amount of Purchases                           First    Second     Third     Fourth     Fifth     Sixth   Seventh on
---------------------------------------------------------------------------------------------------------------------
Less than $50,000                             5.00%     4.00%     3.00%      3.00%     2.00%     1.00%      0.00%
---------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                4.00%     3.00%     3.00%      2.00%     1.00%     0.00%      0.00%
---------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000               3.00%     3.00%     2.00%      1.00%     0.00%     0.00%
---------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000               3.00%     2.00%     1.00%      0.00%     0.00%
---------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000             2.00%     1.00%     0.00%      0.00%
---------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                             NA2
---------------------------------------------------------------------------------------------------------------------

 1No contingent deferred sales charge is paid on an exchange of shares nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distributions. Class B shares will convert to Class A shares two years after the expiration of the contingent deferred sales charge for that purchase. Shares received as a reinvestment of dividends or capital gains distributions will be converted to Class A shares in the same proportion as purchased shares are converted. Purchases of $250,000 or more by qualified retirement plans are not accepted in Class B shares. Class A shares will be issued in these cases.

 2Purchases of $1 million or more are not accepted in Class B shares. Class A shares will be issued in these cases.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------


In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from amounts representing the increase in net asset value of your holdings of Class B shares above the total amount of payments for the purchase of Class B shares during the preceding six years; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge.

If you are exchanging shares for shares of the SSgA Money Market Fund, no contingent deferred sales charge is charged at the time of the exchange. If you later redeem your Money Market Fund shares, you will be charged the applicable contingent deferred sales charge as if your shares were redeemed as of the time of your exchange into the Money Market Fund. The contingent deferred sales charge will not decrease for the time amounts are held in the Money Market Fund.

AUTOMATIC CONVERSION OF CLASS B SHARES
Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B shareholders of the higher asset-based sales charge that otherwise applies to Class B shares under the Class B distribution plan described below. The conversion is based on the relative net asset value of the two Classes, and no charge is imposed in connection with the conversion.

WHEN WILL THE CONTINGENT DEFERRED SALES CHARGE SCHEDULE BE REDUCED?
There are two ways to reduce the contingent deferred sales charge schedule:

COMBINED PURCHASES Purchases made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a reduced contingent deferred sales charge schedule. Notice must be given at the time the orders are placed that there are multiple orders which qualify for a reduced contingent deferred sales charge schedule.

CUMULATIVE DISCOUNT Purchases may also qualify for a reduced contingent deferred sales charge schedule based on the current total net asset value of your account and related accounts in any of the Funds or the SSgA Money Market Fund. Notice must be given at the time the purchase order is placed that it qualifies for a reduced contingent deferred sales charge schedule based on related holdings in existing Fund accounts.

LETTER OF INTENT The Letter of Intent option is not available for Class B shares.


WHEN WILL THE CONTINGENT DEFERRED SALES CHARGE BE WAIVED?
A contingent deferred sales charge will not be assessed on Class A or Class B shares for:

- exchanges of Class A or Class B shares of one Fund for the same Class of shares of another Fund;

- redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions due to attainment of age 70-1/2;

- redemptions from tax-deferred retirement plans for returns of excess contributions to the plan, termination of employment, participant loans and hardship withdrawals;

- redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

- redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established;

-  redemptions for failure to meet minimum account balances; and

- systematic withdrawal amounts provided amounts withdrawn do not exceed on an annual basis 10% of the account value at the time the Transfer Agent receives the request.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES
Class B shares are charged fees at an annual rate of 1.00% of the average daily net assets of Class B shares to compensate the Distributor for certain distribution and shareholder servicing expenses. These fees consist of a fee at an annual rate of 0.75% for distribution expenses pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act of 1940 and a fee at an annual rate of 0.25% for shareholder servicing expenses. See "Distribution and Service Fees" on p. 26. Upon the conversion of Class B shares to Class A shares, those fees are lowered from 1.00% to 0.35%.

HOW SHARES ARE PRICED
Shares are purchased at their public offering price, which is based upon a Fund's net asset value per share, plus an initial sales charge on the Class A shares. Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. Eastern time, on days the Exchange is open.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

SHAREHOLDERS' GUIDE

Each Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of Mason Street Funds'(R) Board of Directors. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value. All investments by the International Equity Fund are valued daily in U.S. dollars based on the then prevailing exchange rate. Because the International Equity Fund has portfolio securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when you will not be able to purchase or redeem the shares. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

SHAREHOLDERS' GUIDE

HOW TO BUY SHARES

GENERAL
You must indicate at the time of investment whether you are purchasing Class A shares or Class B shares. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number could subject you to back-up withholding on any distributions, redemptions or disbursements from your account.

Purchase orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent.

If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments should be in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

All checks should be made payable to Mason Street Funds(R). Personal third-party checks will not be accepted.

OPENING AN ACCOUNT
Contact your Registered Representative for instructions.

ADDING TO AN ACCOUNT
Contact your Registered Representative for instructions, or

BY MAIL Identify the Fund and account number or use the remittance slip attached to your account statement. Send a check payable to Mason Street Funds(R). Mail all subsequent investments to the following address:

         Mason Street Funds(R)
         P.O. Box 219419
         Kansas City, MO 64121-9419

BY WIRE Initial or subsequent purchase payments can also be made by Federal Funds wire, transferred along with proper instructions directly to your account. Before an initial wire transfer can be accepted, an account must be established for you. See your Registered Representative or call 1-888-MASONST (1-888-627-6678) for further instructions. Your financial institution may charge a fee for wiring funds to your account. Consult your bank for information on remitting funds by wire and any associated bank charges.

BY TELEPHONE OR INTERNET (WWW.MASONSTREETFUNDS.COM) This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. Your predesignated bank account will be debited for the desired amount. You can establish this privilege when you open your account or, if your account is already established, call 1-888-MASONST (1-888-627-6678) to request the appropriate form. This option will become effective 10 days after the form is received.

AUTOMATIC INVESTMENT PROGRAMS
AUTOMATIC INVESTING Money is automatically transferred from your bank account to your Fund account monthly or quarterly. The minimum amount per transfer is $50 per Fund account. This privilege may be set up when your account is opened or at any later date by completing the appropriate section of the Funds' account application. You may discontinue your participation in this program at any time.

PAYROLL DEDUCTION If your employer can initiate an automatic payroll deduction, you may make regular investments of $50 or more per Fund account up to once per month from your paycheck. To obtain information on establishing this option call 1-888-MASONST (1-888-627-6678).

SYSTEMATIC EXCHANGE In order to assist you in a dollar-cost averaging purchase program, you may designate the amount of money ($50 minimum per Fund account) to be automatically exchanged from one Fund to another once per month. In order to set up this option, you must have at least $5,000 in the Fund from which you are exchanging. You may discontinue your participation in this program at any time. For more information on how to establish this option, call 1-888-MASONST (1-888-627-6678).

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

SHAREHOLDERS' GUIDE

HOW TO EXCHANGE SHARES
On any business day you may exchange your shares for shares of another Fund of the same Class.

BY MAIL To exchange your shares, your written request should include the following information:

- the name of the Fund(s) exchanging out of and into;
- the account number(s);
- the amount of money or number of shares being redeemed;
- the name(s) on the account;
- the signature(s) of all registered account owners, see "How to Sell Shares" for more information about the signature requirements based on the type of account; and
- your daytime telephone number.

BY TELEPHONE Accounts are automatically eligible for the telephone exchange option unless this privilege was declined on the account application or otherwise in writing. Call 1-888-MASONST (1-888-627-6678) with the same information as noted above.

BY INTERNET For accounts other than qualified plans, you are eligible to quickly and conveniently exchange existing shares for shares of another Fund of the same Class through the Internet at www.masonstreetfunds.com. Just click on "Your Account" on the home page and then follow the instructions to establish access.

GENERAL EXCHANGE POLICIES
- Except for Systematic Exchanges and qualified plans, the exchange minimum is $1,000, or the total account value if less.
- You may make 12 exchanges out of each Fund during a calendar year (exclusive of Systematic Exchanges). There is no charge for exchanges. Special rules apply for qualified plans.
- Exchanges between accounts will only be accepted if the registrations are identical.
- Because excessive trading can hurt Fund performance and shareholders, the investment advisor may refuse any exchange purchase if: (1) the advisor believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.
- An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a nontax-deferred account.

You may also exchange your shares for shares of the SSgA Money Market Fund.

- A copy of the SSgA Money Market Fund Prospectus should be read before making such exchange.
- General exchange policies apply to exchanges to the SSgA Money Market Fund.
- If you are exchanging Class A shares, the shares are exchanged at net asset value.
- If you are exchanging Class B shares, no contingent deferred sales charge is charged at the time of the exchange. See "Contingent Deferred Sales Charge" on pp. 26-27.

HOW TO SELL SHARES

Through your Registered Representative Contact your Representative directly for instructions.

THROUGH THE TRANSFER AGENT
BY MAIL Send a written request, signed by each owner (if joint account) to the Transfer Agent at the following address:

         Mason Street Funds(R)
         P.O. Box 219419
         Kansas City, MO 64121-9419

BY WIRE As soon as appropriate information regarding your bank account has been established for your Fund account, you may write or telephone redemption requests to the Transfer Agent, and redemption proceeds will be wired in Federal Funds to the commercial bank you have specified. Information regarding your bank account may be provided on the account application or in a signature guaranteed letter of instruction to the Transfer Agent. Signature guarantee requirements are discussed on p. 30.

Redemption proceeds will normally be wired the next business day following the day on which your request and any other necessary documents have been received by the Transfer Agent. Requests must be for at least $1,000 and may be subject to limits on frequency and amount. A charge of $15 may be imposed for wire redemptions.

Wire privileges may be modified or suspended at any time.

Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.

BY TELEPHONE Accounts (other than IRAs) have this option unless this option was specifically declined on the account

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

SHAREHOLDERS' GUIDE

application or in writing. You may redeem up to $50,000 daily from your account by calling 1-888-MASONST (1-888-627-6678) before 4:00 p.m. Eastern time. Checks will be sent to the address of record.

By Internet For accounts other than qualified plans, you are eligible to redeem shares through the Internet at www.masonstreetfunds.com. Just click on "Your Account" on the home page and then follow the instructions to establish access. You may redeem up to $50,000 daily from your account by making the request before 4:00 p.m. Eastern time. Checks will be sent to the address of record.


AUTOMATIC REDEMPTION
SYSTEMATIC WITHDRAWALS You may provide for the automatic redemption of a specific dollar amount from your account on a regular basis. The minimum amount of a withdrawal is $100 and the minimum account size is $10,000.

MINIMUM ACCOUNTS The Fund reserves the right to redeem any Regular Account if, after 60 days written notice, the account's value remains below a $1,000 minimum balance as a result of redemptions.

GENERAL REDEMPTION POLICIES
- Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent. When you redeem your Class B shares within six years of purchase, you may be subject to a contingent deferred sales charge as set forth in this Prospectus.

- Redemption requests must be signed by each shareholder, including each joint owner. When redeeming shares, you should indicate whether you are redeeming Class A or Class B shares. If you own both Class A and Class B shares, Class A shares will be redeemed first unless you request otherwise. Certain types of redemption requests will need to include a signature guarantee. Signature guarantees must accompany redemption requests for: (1) an amount in excess of $50,000; or (2) any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Funds' books or if the current address of record has not been on the Funds' books for 60 days.

- You may obtain a signature guarantee from: (1) a bank which is a member of the FDIC; (2) a trust company; (3) a member firm of a national securities exchange; or (4) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." A notary public cannot provide a signature guarantee.

- The Fund ordinarily will make payment for all shares redeemed within three business days after the Transfer Agent receives a request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if the shares to be redeemed have been purchased by check, the Fund will, upon the clearance of the purchase check, mail the redemption proceeds. It may take up to 15 days for the purchase check to clear. This does not apply to situations where a Fund receives payment via immediately available funds for the purchase of shares.
- Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities.

--------------------------------------------------------------------------------
  QUICK ADDRESS AND
  TELEPHONE REFERENCE

   REGULAR MAIL
   Mason Street Funds(R)
   P.O. Box 219419
   Kansas City, MO 64121-9419

   EXPRESS OR CERTIFIED MAIL
   Mason Street Funds(R)
   330 West 9th Street
   Kansas City, MO 64105

   INTERNET
   www.masonstreetfunds.com

   TOLL-FREE NUMBER
   1-888-MASONST (1-888-627-6678)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net realized capital gains and net investment income to its shareholders. A capital gain or loss is the difference between the purchase and sale price of a security. The Funds will have net capital gains if their capital gains exceed their capital losses, which cannot be assured. Net investment income is determined by subtracting expenses from any interest and dividend income earned by a Fund.

All the Funds distribute any net realized short- and long-term capital gains at least annually.

The Stock Funds and the Asset Allocation Fund distribute any net investment income to shareholders annually. The Bond Funds declare net investment income dividends daily and distribute such dividends to the shareholders monthly.

Each Fund pays its dividends and other distributions in additional Fund shares at net asset value unless the shareholder requests cash payments. Shareholders who elect to receive dividends and/or other distributions in cash or in shares of another Fund should contact their Registered Representative or the Transfer Agent or complete the applicable item on the Funds' account application.

TAXES
Each Fund is separate for investment and accounting purposes and will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code so that it will not be subject to federal income taxes on net investment income and net capital gains distributed to its shareholders.

TAXES ON REDEMPTIONS
When shares of any of the Funds are redeemed, including by exchange into another Fund, a shareholder may realize a taxable gain or a loss. The gain or loss is measured by the difference between the redemption proceeds and the shareholder's adjusted basis for the redeemed shares.

TAXES ON FUND DISTRIBUTIONS
THE FOLLOWING SUMMARY DOES NOT APPLY TO ACCOUNTS THAT ARE OPENED FOR QUALIFIED RETIREMENT PLANS OR BY TAX-EXEMPT INVESTORS. TAXES ON FUND DISTRIBUTIONS TO QUALIFIED RETIREMENT PLAN ACCOUNTS ARE DEFERRED UNTIL MONEY IS WITHDRAWN FROM THOSE ACCOUNTS. THIS SUMMARY ALSO DOES NOT APPLY TO DISTRIBUTIONS FROM THE MUNICIPAL BOND FUND. INFORMATION ABOUT DISTRIBUTIONS FROM THE MUNICIPAL BOND FUND APPEARS SEPARATELY TO THE RIGHT.

Each Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gain. Dividends and capital gains distributions from the Funds are taxable whether received in cash or additional Fund shares. If such dividends and distributions are declared in October, November or December, they are taxable for the year in which they were declared, if paid by February 1 of the following calendar year. Net investment income dividends and short-term capital gains distributions are taxable as ordinary income. A capital gain distribution is short-term or long-term depending on how long the Fund held the securities that produced it, not how long the shareholder held his or her shares in the Fund. Dividends paid by Funds that are attributable to the Funds' investments in U.S. government securities may be exempt from state and local income taxes.

Among other things, a Fund's net asset value reflects undistributed income and capital gains. When such income and gains are distributed, the net asset value is reduced by the amount of the distribution. An investor who acquires shares prior to or on the record date for distributions is entitled to receive these distributions.

DISTRIBUTIONS FROM THE MUNICIPAL
BOND FUND
Net investment income dividends declared and paid by the Municipal Bond Fund are, for the most part, "exempt-interest" dividends, whether received in cash or additional shares of the Fund. Exempt-interest dividends are not subject to regular federal income tax. Generally, exempt-interest dividends are not exempt from state or local taxes. However, a state or locality may provide tax exemptions for its residents who receive exempt-interest dividends that relate to municipal obligations issued within that state or locality.

Net investment income dividends derived from taxable obligations held in the Municipal Bond Fund and any capital gains distributions by the Fund are normally taxable as ordinary income and capital gain, respectively, whether received in cash or additional shares of the Fund. Market discount on municipal obligations acquired after April 30, 1993 is also treated as ordinary income. NMIS intends to manage the Fund to minimize taxable distributions to the Fund's shareholders. However, there can be no assurance that the Fund will never make such distributions.

Certain individuals and corporations may be subject to the AMT. For them, exempt-interest dividends derived from private activity bonds are treated as a tax preference item. In addition, for corporate shareholders only, all other exempt-interest dividends are a component of the adjusted current

--------------------------------------------------------------------------------
                       M A S O N   S T R E E T   F U N D S
--------------------------------------------------------------------------------

earnings preference item for purposes of the AMT, and may be a component for computing any corporate environmental tax.

Corporations and Social Security beneficiaries should consult their tax advisors about the possible consequences to them of investing in the Municipal Bond Fund.

WITHHOLDING

The Funds are currently required to withhold 31% of all taxable distributions and redemption proceeds payable to any shareholder who has not certified his or her Taxpayer Identification Number, or who is otherwise subject to backup withholding. The 31% withholding rate is scheduled to decrease to 30.5% after August 6, 2001, and to 30% for amounts paid during 2002 and 2003. Corporate and governmental entities are generally exempt from withholding requirements.

TAX INFORMATION FOR SHAREHOLDERS
Following the end of each calendar year, each Fund notifies its shareholders of the amount of dividends and capital gains distributions paid (or deemed paid) during that year, and shows the portion of those dividends that qualifies for the corporate dividends-received deduction. The Funds identify amounts taxable as ordinary income and amounts taxable as capital gains, and indicate whether any portion of such income is possibly exempt from state or local taxes. The Municipal Bond Fund provides its shareholders with information about the exempt-interest dividends paid to them (since they must disclose it on their federal income tax returns), and reports the amount that relates to private activity bonds which could be subject to the AMT. Under certain circumstances, notices provided to International Equity Fund shareholders also specify their respective shares of foreign taxes paid by that Fund. International Equity Fund shareholders are required to include their pro rata share of those taxes in gross income, but may be entitled to claim a credit or deduction for them.

The foregoing is only a summary of some important federal tax law provisions that can affect the Funds and their shareholders. There may be other federal, state or local tax law provisions which affect some or all investors. Prospective investors and current shareholders are urged to consult their tax advisors about their individual circumstances.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
The financial highlights table is intended to help you understand each Fund's financial performance for the past four years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


                                                               SMALL CAP GROWTH  STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         Class A                            Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                     20017             20001            20017             20001
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $17.59            $10.00           $17.57            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         (0.13)6           (0.08)2          (0.23)6           (0.10)2
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (3.36)             8.12             (3.35)            8.09
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (3.49)             8.04            (3.58)             7.99
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                                0.00             (0.01)            0.00              0.00
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (2.49)            (0.44)           (2.41)            (0.42)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (2.49)            (0.45)           (2.41)            (0.42)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $11.61           $17.59           $11.58            $17.57
====================================================================================================================================
TOTAL RETURN 4                                     (20.91)%          81.52%3           (21.40)%         80.95%3
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $10,110,730       $10,133,996       $2,399,797        $1,892,130
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.36%             3.31%5           3.01%            3.89%5
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.40%             1.40%5           2.05%            2.05%5
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                            (0.79)%           (0.92)%5         (1.44)%          (1.57)%5
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             81.87%            89.96%           81.87%           89.96%
====================================================================================================================================


1 For the period of July 12, 1999 (commencement of operations) through
  March 31, 2000.
2 Calculated prior to adjustment for certain book and tax income differences. 3 Reflects total return for the period 7/12/99-3/31/00. Returns are not annualized.
4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
5 Computed on an annualized basis.
6 Calculated based on average shares outstanding.
7 For the twelve months ended March 31.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                               AGGRESSIVE GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $23.23            $13.73           $14.50            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         (0.11)2           (0.21)3          (0.11)            (0.12)2
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (5.69)            11.82            (0.43)             5.18
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (5.80)            11.61            (0.54)             5.06
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (3.73)            (2.11)           (0.23)            (0.56)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (3.73)            (2.11)           (0.23)            (0.56)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $13.70            $23.23           $13.73           $14.50
====================================================================================================================================
TOTAL RETURN4                                      (28.33)%           87.53%            (3.78)%          51.57%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $62,587,176       $84,847,655      $43,840,289        $41,640,193
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.45%             1.50%             1.62%            1.64%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.30%             1.30%             1.30%            1.30%5
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                            (0.55)%           (0.82)%           (0.80)%          (0.96)%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                            63.63%            92.54%            84.46%            64.91%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                                                                  June 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)


                                                               AGGRESSIVE GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $22.86            $13.58           $14.43            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         (0.24)2           (0.27)3          (0.19)            (0.21)2
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (5.59)            11.59            (0.43)             5.18
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (5.83)            11.32            (0.62)             4.97
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (3.60)            (2.04)           (0.23)            (0.54)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (3.60)            (2.04)           (0.23)            (0.54)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $13.43            $22.86           $13.58            $14.43
====================================================================================================================================
TOTAL RETURN4                                      (28.78)%           86.13%            (4.35)%          50.59%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $9,644,517       $11,401,550       $4,695,396        $1,870,132
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.10%             2.15%            2.27%             2.29%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.95%             1.95%            1.95%             1.95%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                            (1.20)%           (1.47)%          (1.45)%           (1.61)%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             63.63%            92.54%           84.46%            64.91%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)


                                                                 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $10.49             $9.09           $10.58            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.102             0.153            0.193             0.242
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (1.13)             1.39            (1.13)             0.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (1.03)             1.54            (0.94)             0.80
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.08)            (0.13)           (0.17)            (0.22)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.49)            (0.01)           (0.38)             0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.57)            (0.14)           (0.55)            (0.22)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $8.89            $10.49            $9.09            $10.58
====================================================================================================================================
TOTAL RETURN 4                                    (10.29)%            16.91%            (8.85)%           8.19%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $31,268,590       $34,368,631      $28,543,601       $29,451,833
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.83%             1.86%            1.91%             2.13%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.65%             1.65%            1.65%             1.65%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              1.02%             1.07%            2.34%             2.34%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             24.74%            23.99%           70.31%            10.07%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                                                                   June 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)




                                                                 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $10.40             $9.03           $10.53            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.042             0.073            0.143             0.102
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (1.12)             1.39            (1.13)             0.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (1.08)             1.46            (0.99)             0.73
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.01)            (0.08)           (0.13)            (0.20)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.49)            (0.01)           (0.38)             0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.50)            (0.09)           (0.51)            (0.20)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $8.82            $10.40           $9.03             $10.53
====================================================================================================================================
TOTAL RETURN 4                                     (10.76)%           16.10%            (9.36)%           7.49%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $4,083,975        $4,060,630       $2,718,073        $1,444,924
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.48%             2.51%            2.56%             2.78%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              2.30%             2.30%            2.30%             2.30%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              0.37%             0.42%            1.69%             1.69%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             24.74%            23.99%           70.31%            10.07%
====================================================================================================================================


1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                   INDEX 400 STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         Class A                            Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                      20017             20001            20017             20001
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $11.86            $10.00           $11.84            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.076             0.042            (0.01)6           0.002
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (0.89)             1.93            (0.87)             1.93
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (0.82)             1.97            (0.88)             1.93
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.06)            (0.05)           (0.01)            (0.03)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (1.55)            (0.06)           (1.55)            (0.06)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (1.61)            (0.11)           (1.56)            (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $9.43             $11.86           $9.40            $11.84
====================================================================================================================================
TOTAL RETURN 4                                     (7.61)%           19.81%3           (8.13)%          19.38%3
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $32,728,623       $32,001,909       $5,115,830        $3,602,444
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.34%             1.61%5           1.99%            2.24%5
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              0.95%             0.95%5           1.60%            1.60%5
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              0.59%             0.55%5           (0.06)%          (0.10)%5
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             45.24%            35.40%            45.24%           35.40%
====================================================================================================================================

1 For the period of July 12, 1999 (commencement of operations) through
  March 31, 2000.
2 Calculated prior to adjustment for certain book and tax income differences. 3 Reflects total return for the period 7/12/99-3/31/00. Returns are not annualized.
4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
5 Computed on an annualized basis.
6 Calculated based on average shares outstanding.
7 For the twelve months ended March 31.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)


                                                                     GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $19.01            $15.86           $14.10            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                          0.032            0.053            0.04              0.042
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (3.64)             4.27             2.52              4.41
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (3.61)             4.32             2.56              4.45
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.03)            (0.06)           (0.06)            (0.05)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (1.39)            (1.11)           (0.74)            (0.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (1.42)            (1.17)           (0.80)            (0.35)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $13.98            $19.01           $15.86            $14.10
====================================================================================================================================
TOTAL RETURN 4                                     (20.06)%           27.78%           18.36%           45.08%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $53,463,138       $65,591,773      $49,045,112       $38,224,386
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.48%             1.50%            1.57%             1.63%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.30%             1.30%            1.30%             1.30%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              0.17%             0.28%            0.42%             0.29%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             28.75%            35.34%           32.00%            37.52%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                     GROWTH STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                 20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $18.81            $15.73           $14.03            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         (0.08)2           (0.05)3          (0.01)            (0.05)2
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (3.61)             4.22             2.46              4.41
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (3.69)             4.17             2.45              4.36
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                                0.00              0.00             (0.01)            (0.03)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (1.31)            (1.09)           (0.74)            (0.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (1.31)            (1.09)           (0.75)            (0.33)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $13.81            $18.81           $15.73            $14.03
====================================================================================================================================
TOTAL RETURN 4                                     (20.61)%           27.02%            17.66%           44.12%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $6,032,118        $6,301,198       $3,516,193          $811,173
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.13%             2.15%             2.22%            2.28%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.95%             1.95%             1.95%            1.95%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              (0.48)%           (0.37)%           (0.23)%          (0.36)%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             28.75%            35.34%            32.00%           37.52%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                                                                   June 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)


                                                               GROWTH AND INCOME STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $12.45            $11.96           $12.44            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.012             0.023             0.01             0.042
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (2.51)             1.14             1.33              3.90
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (2.50)             1.16             1.34              3.94
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.03)             0.00            (0.04)            (0.06)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.26)            (0.67)           (1.78)            (1.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.29)            (0.67)           (1.82)            (1.50)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $9.66             $12.45           $11.96            $12.44
====================================================================================================================================
TOTAL RETURN 4                                     (20.37)%          9.95%             11.09%            41.90%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $40,566,183       $51,513,192      $45,619,789       $37,800,412
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.41%             1.44%             1.52%             1.57%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.20%             1.20%             1.20%            1.20%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              0.07%             0.19%             0.20%            0.37%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             45.44%            89.66%            156.92%          140.29%
====================================================================================================================================

For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)


                                                               GROWTH AND INCOME STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                             $12.25            $11.85           $12.37           $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         (0.07)2           (0.04)3          (0.03)            (0.03)2
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (2.47)             1.11             1.28              3.88
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (2.54)             1.07             1.25              3.85
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                                0.00              0.00             0.00             (0.04)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.21)            (0.67)           (1.77)            (1.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.21)            (0.67)           (1.77)            (1.48)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $9.50             $12.25           $11.85            $12.37
====================================================================================================================================
TOTAL RETURN 4                                      (20.89)%           9.28%            10.41%           40.96%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $5,195,277        $6,235,397       $4,314,429        $1,529,206
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.06%             2.10%            2.17%             2.22%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.85%             1.85%            1.85%             1.85%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                            (0.58)%           (0.46)%           (0.45)%          (0.28)%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             45.44%            89.66%            156.92%          140.29%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(For a share outstanding throughout the period)



                                                                   INDEX 500 STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                             $19.25            $16.80          $14.43            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.132             0.103             0.10             0.132
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (4.26)             2.77             2.47              4.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (4.13)             2.87             2.57              4.61
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.13)            (0.13)           (0.06)            (0.11)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.66)            (0.29)           (0.14)            (0.07)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.79)            (0.42)           (0.20)            (0.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,

     END OF PERIOD                                  $14.33            $19.25           $16.80            $14.43
====================================================================================================================================
TOTAL RETURN 4                                     (21.99)%          17.15%            17.88%           46.35%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $54,600,926       $66,308,048      $70,034,287       $43,567,584
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.10%             1.04%            1.15%             1.30%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              0.85%             0.85%            0.85%             0.85%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              0.73%             0.57%            0.88%             1.04%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             11.64%            19.61%            3.83%             2.47%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                   INDEX 500 STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                      20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $19.02            $16.65           $14.35            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.012            (0.01)3           0.03              0.052
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (4.17)            2.72             2.43              4.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (4.16)            2.71             2.46              4.52
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.02)            (0.05)           (0.02)            (0.10)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.66)            (0.29)           (0.14)            (0.07)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.68)            (0.34)           (0.16)            (0.17)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $14.18            $19.02           $16.65            $14.35
====================================================================================================================================
TOTAL RETURN 4                                     (22.33)%          16.30%            17.17%           45.44%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $27,436,153       $31,609,672      $17,802,313        $4,246,552
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.75%             1.72%             1.80%            1.95%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.50%             1.50%            1.50%             1.50%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              0.08%             (0.08)%          0.23%             0.39%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                             11.64%            19.61%            3.83%             2.47%
====================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                  June 29, 2001

(For a share outstanding throughout the period)



                                                                   ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                 20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $14.93            $12.49           $12.32            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.412             0.393             0.32             0.312
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (1.41)             3.41             0.46              2.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (1.00)             3.80             0.78               2.81
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.40)            (0.37)           (0.31)            (0.24)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (1.34)            (0.99)           (0.30)            (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (1.74)            (1.36)           (0.61)            (0.49)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $12.19            $14.93           $12.49            $12.32
===================================================================================================================================
TOTAL RETURN 4                                     (7.55)%            31.38%            6.41%            28.51%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $54,684,610       $56,394,478      $40,249,915       $34,564,169
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.47%             1.57%             1.62%            1.67%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.35%             1.35%             1.35%            1.35%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              2.90%             2.90%            2.89%             2.67%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            130.37%           115.67%           79.71%            65.67%
===================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                   ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $14.76            $12.39           $12.26            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.322             0.323             0.24             0.232
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (1.39)             3.35             0.46              2.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                      (1.07)             3.67             0.70              2.73
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.32)            (0.31)           (0.27)            (0.22)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (1.34)            (0.99)           (0.30)            (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (1.66)            (1.30)           (0.57)            (0.47)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $12.03            $14.76           $12.39            $12.26
===================================================================================================================================
TOTAL RETURN 4                                       (8.10)%          30.47%            5.77%            27.69%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $12,614,937       $11,039,829       $5,825,603        $1,569,081
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.12%             2.22%             2.27%            2.32%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              2.00%             2.00%             2.00%            2.00%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              2.25%             2.25%             2.24%            2.02%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            130.37%           115.67%           79.71%           65.67%
===================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                   HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                             $7.94             $8.77           $10.79            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.782             0.853             1.00             1.012
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (0.46)            (0.83)           (1.82)             1.19
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                       0.32              0.02             (0.82)            2.20
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.77)            (0.85)           (1.02)            (1.00)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                             0.00              0.00            (0.18)            (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.77)            (0.85)           (1.20)            (1.41)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $7.49             $7.94            $8.77             $10.79
===================================================================================================================================
TOTAL RETURN 4                                       4.42%             0.12%            (7.87)%          22.95%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $37,065,041       $34,696,895      $37,414,394       $32,811,316
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.55%             1.60%             1.65%            1.66%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.30%             1.30%             1.30%            1.30%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                             10.15%            10.05%           10.51%             9.30%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            127.47%           193.63%          178.63%           178.61%
===================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

-------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                   HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                             $7.93             $8.76           $10.79            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.732             0.803             0.93              0.932
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                      (0.45)            (0.83)           (1.83)            1.20
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                       0.28             (0.03)           (0.90)             2.13
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.72)            (0.80)           (0.95)            (0.93)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                             0.00              0.00            (0.18)            (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.72)            (0.80)           (1.13)           (1.34)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $7.49             $7.93            $8.76             $10.79
===================================================================================================================================
TOTAL RETURN 4                                       3.88%             (0.54)%          (8.48)%          22.09%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $3,745,575        $4,622,028       $4,683,841        $1,360,925
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              2.20%             2.25%            2.30%            2.31%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.95%             1.95%             1.95%            1.95%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              9.50%             9.40%            9.86%             8.65%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            127.47%           193.63%          178.63%           178.61%
===================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

                                                                  June 29, 2001

(For a share outstanding throughout the period)



                                                                    MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $10.07            $10.63           $10.55            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.462             0.463             0.42             0.462
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                       0.65             (0.49)            0.25              0.69
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                       1.11              (0.03)           0.67              1.15
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.46)            (0.46)           (0.45)            (0.47)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.02)            (0.07)           (0.14)            (0.13)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.48)            (0.53)           (0.59)            (0.60)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $10.70            $10.07           $10.63            $10.55
===================================================================================================================================
TOTAL RETURN 4                                      11.34%            (0.10)%           6.42%            11.73%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $37,272,578       $33,486,954      $32,692,209       $28,172,205
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.09%             1.14%             1.17%            1.24%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              0.85%             0.85%             0.85%            0.85%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              4.45%             4.55%             4.18%            4.38%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            140.65%           184.70%           344.11%          169.37%
===================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

-------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)


                                                                    MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                            $10.07            $10.63           $10.55            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.392             0.403             0.36             0.382
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                       0.65             (0.49)            0.23              0.70
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                       1.04             (0.09)            0.59              1.08
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.39)            (0.40)           (0.37)            (0.40)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                            (0.02)            (0.07)           (0.14)            (0.13)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.41)            (0.47)           (0.51)            (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                  $10.70            $10.07           $10.63            $10.55
===================================================================================================================================
TOTAL RETURN 4                                      10.62%             (0.75)%          5.72%            10.93%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $1,077,137          $877,436         $849,347          $472,387
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.74%             1.78%            1.82%             1.89%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.50%             1.50%            1.50%             1.50%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              3.80%             3.90%             3.53%            3.73%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            140.65%           184.70%           344.11%          169.37%
===================================================================================================================================

1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences. 4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)




                                                                     SELECT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                             $9.13             $9.66            $9.98            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.612             0.683             0.61             0.712
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                       0.56             (0.47)           (0.16)             0.46
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                       1.17              0.21             0.45              1.17
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.61)            (0.63)           (0.68)            (0.71)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                             0.00             (0.11)           (0.09)            (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.61)            (0.74)           (0.77)            (1.19)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $9.69             $9.13            $9.66             $9.98
===================================================================================================================================
Total Return 4                                      13.32%             2.26%            4.60%            12.11%
===================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                      $41,428,580       $32,388,650      $31,478,811       $28,617,421
===================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.14%             1.26%            1.26%             1.29%
===================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              0.85%             0.85%            0.85%             0.85%
===================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              6.57%             6.70%            7.03%             6.93%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                            187.60%            92.12%          252.44%           362.32%
===================================================================================================================================



1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences.

4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
(For a share outstanding throughout the period)



                                                                     SELECT BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                     20011             20001            19991             19981
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
     BEGINNING OF PERIOD                             $9.12             $9.66            $9.98            $10.00
INCOME FROM INVESTMENT
     OPERATIONS:
NET INVESTMENT INCOME (LOSS)                         0.552             0.603             0.56             0.662
NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                       0.57             (0.46)           (0.18)             0.44
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
     OPERATIONS                                       1.12              0.14             0.38              1.10
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                               (0.55)            (0.57)           (0.61)            (0.64)
DISTRIBUTIONS FROM REALIZED
     GAINS ON INVESTMENTS                             0.00             (0.11)           (0.09)            (0.48)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (0.55)            (0.68)           (0.70)            (1.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
     END OF PERIOD                                   $9.69             $9.12            $9.66             $9.98
====================================================================================================================================
TOTAL RETURN 4                                      12.71%             1.49%            3.91%            11.34%
====================================================================================================================================
RATIOS AND
     SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD                       $3,154,904        $2,277,324       $2,425,059          $643,332
====================================================================================================================================
RATIO OF GROSS EXPENSES TO
     AVERAGE NET ASSETS                              1.78%             1.90%             1.91%            1.94%
====================================================================================================================================
RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                              1.50%             1.50%             1.50%            1.50%
====================================================================================================================================
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO
     AVERAGE NET ASSETS                              5.92%             6.05%            6.38%             6.28%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                            187.60%            92.12%           252.44%          362.32%
====================================================================================================================================




1 For the twelve months ended March 31.
2 Calculated based on average shares outstanding.
3 Calculated prior to adjustment for certain book and tax income differences.

4 Total return includes deductions for management and other Fund expenses;
  excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

--------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
--------------------------------------------------------------------------------

APPENDIX A - GLOSSARY
THE FOLLOWING GLOSSARY GIVES YOU A MORE DETAILED DESCRIPTION OF SOME OF THE TYPES OF SECURITIES IN WHICH THE FUNDS MAY INVEST, SUBJECT TO THEIR SPECIFIC RESTRICTIONS AND POLICIES. IT ALSO DISCUSSES OTHER INVESTMENT TECHNIQUES AND OTHER TERMINOLOGY THAT IS INCLUDED IN THIS PROSPECTUS. ADDITIONAL INFORMATION ON ELIGIBLE INVESTMENTS CAN BE FOUND ELSEWHERE IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

EQUITY AND DEBT SECURITIES
AMERICAN DEPOSITARY RECEIPTS (ADRs) see "Depositary receipts" below.

BONDS are debt securities issued by a company, municipality or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. NMIS may determine that such securities are liquid under guidelines established by the Directors.

COMMON STOCK represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED INCOME SECURITIES are securities that pay a fixed rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a fixed rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-QUALITY INSTRUMENTS are securities rated AA or better by Standard & Poor's(R) and Aa or better by Moody's.

HIGH-GRADE INSTRUMENTS are securities rated A or better by Standard & Poor's(R) or Moody's.

HIGH YIELD/HIGH RISK BONDS are securities that are rated below investment-grade by the primary rating agencies (BB or lower by Standard & Poor's(R) and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower-rated bonds," "noninvestment-grade bonds" and "junk bonds."

INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

INVESTMENT-GRADE BONDS are securities rated BBB or higher by Standard & Poor's(R) and Baa or higher by Moody's.

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in an organized pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

--------------------------------------------------------------------------------
                         M A S O N  S T R E E T  F U N D S
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S.
government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government-sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery due at some time in the future, i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay at regular intervals, but are issued at a significant discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

FUTURES, OPTIONS AND OTHER DERIVATIVES
FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed income securities. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase put and call options on certain securities, securities indices and foreign currencies and may write covered put or call options.

FORWARD CONTRACTS are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts to hedge against declines in the value of nondollar denominated securities or to reduce the impact of currency appreciation on purchases of nondollar denominated securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

OTHER TERMS
NET ASSET VALUE ("NAV") is the value of a single share of a Fund. It is computed by adding the value of all of a Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding.

FUND TURNOVER RATE is a measure of the amount of a Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of a Fund's securities.

TOTAL RETURN is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both income and changes in NAV. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the net asset value on the day of the distribution.

-------------------------------------------------------------------------------
                                                                   JUNE 29, 2001
-------------------------------------------------------------------------------

APPENDIX B

---------------------------------
STANDARD & POOR'S(R) CORPORATION
---------------------------------




Bond Rating           Explanation
------------------------------------------------------------------------------------------------------------------------------------
AAA                   Highest rating; extremely strong capacity to pay principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
AA                    High quality; very strong capacity to pay principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
A                     Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
------------------------------------------------------------------------------------------------------------------------------------
BBB                   Adequate capacity to pay principal and interest; normally exhibits adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.
------------------------------------------------------------------------------------------------------------------------------------
BB, B, CCC, CC        Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments. BB -- lowest degree of speculation; CC -- the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
------------------------------------------------------------------------------------------------------------------------------------
D                     In default.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------
  MOODY'S INVESTORS SERVICES, INC.
------------------------------------

Bond Rating           Explanation
------------------------------------------------------------------------------------------------------------------------------------
Aaa                   Highest quality; smallest degree of investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Aa                    High quality; together with Aaa bonds, they compose the high-grade bond group.
------------------------------------------------------------------------------------------------------------------------------------
A                     Upper-medium grade obligations; many favorable investment attributes.
------------------------------------------------------------------------------------------------------------------------------------
Baa                   Medium-grade obligations; neither highly protected nor poorly secured.
                      Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
------------------------------------------------------------------------------------------------------------------------------------
Ba                    More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
------------------------------------------------------------------------------------------------------------------------------------
B                     Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
------------------------------------------------------------------------------------------------------------------------------------
Caa                   Poor standing, may be in default; elements of danger with respect to principal or interest payments.
------------------------------------------------------------------------------------------------------------------------------------
Ca                    Speculative in a high degree; could be in default or have other marked shortcomings.
------------------------------------------------------------------------------------------------------------------------------------
C                     Lowest rated; extremely poor prospects of ever attaining investment standing.
------------------------------------------------------------------------------------------------------------------------------------

                       This page intentionally left blank.

AT MASON STREET FUNDS(R), WE RECOGNIZE THAT PREPARING FINANCIALLY FOR THE FUTURE IS AN ONGOING PROCESS. WE KNOW THAT OVER THE YEARS, YOUR NEEDS AND LIFESTYLE WILL CHANGE. THAT IS WHY WE PLACE PARTICULAR SIGNIFICANCE ON PROVIDING YOU WITH AN EXCEPTIONAL LEVEL OF SERVICE INTENDED TO MAKE INVESTING AS FLEXIBLE AS POSSIBLE. WHILE EACH OF THE MASON STREET FUNDS(R) IS DISTINCT IN OBJECTIVE AND STRATEGY, ALL OFFER THE SAME CONVENIENT AND EASY-TO-USE FEATURES. (SOME SERVICES ARE AVAILABLE ONLY FOR NON-BAIRD ACCOUNTS.)


                                                   TELEPHONE
                                YOUR REGISTERED  1-888-MASONST       MAIL            WIRE            INTERNET
SERVICE                         REPRESENTATIVE (1-888-627-6678) (SEE PP. 28-30) (SEE PP. 28-30)WWW.MASONSTREETFUNDS.COM
-------------------------------------------------------------------------------------------------------------------------
OPEN A NEW ACCOUNT                     X
-------------------------------------------------------------------------------------------------------------------------

ADD TO EXISTING ACCOUNT                X               X               X               X                 X
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUES (NAVS)
AND PERFORMANCE INFORMATION            X               X                                                 X
-------------------------------------------------------------------------------------------------------------------------

ACCOUNT AND SHARE
BALANCE INFORMATION                    X               X               X                                 X
                                                             (QUARTERLY STATEMENTS)
-------------------------------------------------------------------------------------------------------------------------

EXCHANGING SHARES
(UP TO 12 PER YEAR)                    X               X               X                                 X
-------------------------------------------------------------------------------------------------------------------------

SELLING SHARES                         X               X               X               X                 X
-------------------------------------------------------------------------------------------------------------------------

WHEN YOU INVEST IN MASON STREET FUNDS(R), YOU HAVE THE OPPORTUNITY TO BUILD A LONG-TERM RELATIONSHIP WITH A REGISTERED REPRESENTATIVE. HE OR SHE CAN ANSWER ANY QUESTIONS YOU MAY HAVE ABOUT MASON STREET FUNDS(R) AND IS THERE TO HELP YOU WORK TOWARD YOUR INVESTMENT GOALS NOW...AND IN THE FUTURE.

MASON STREET FUNDS(R)
P.O. BOX 219419
KANSAS CITY, MO 64121-9419
1-888-MASONST (1-888-627-6678)

WWW.MASONSTREETFUNDS.COM



More information about Mason Street Funds(R) is included in the Funds' Statement of Additional Information (SAI), which is incorporated by reference in this Prospectus and which is available without charge.

Additional information about the Funds' investments is included in the Funds' Annual and Semi-Annual Reports to shareholders. These Reports discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period.

To request a free copy of the Funds' SAI, or current Annual or Semi-Annual Report, call us at 1-888-MASONST (1-888-627-6678). You may also call this number to request other information about the Funds and to make shareholder inquiries. Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

Robert W. Baird & Co. Incorporated, Distributor                          94-1000

Investment Company Act File No. 811-07961                       4/97 (Rev. 6/01)

MASON STREET FUNDS(R)
P.O. BOX 219419
KANSAS CITY, MO 64121-9419
1-888-MASONST (1-888-627-6678)
WWW.MASONSTREETFUNDS.COM


More information about Mason Street Funds(R) is included in the Funds' Statement of Additional Information (SAI), which is incorporated by reference in this Prospectus and which is available without charge.

Additional information about the Funds' investments is included in the Funds' Annual and Semi-Annual Reports to shareholders. These Reports discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period.

To request a free copy of the Funds' SAI, or current Annual or Semi-Annual Report, call us at 1-888-MASONST (1-888-627-6678). You may also call this number to request other information about the Funds and to make shareholder inquiries. Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Robert W. Baird & Co. Incorporated, Distributor                       94-1000

Investment Company Act File No. 811-07961                     4/97 (Rev. 6/01)



519049

-----------------
    PRSRT STD
   U.S.POSTAGE
       PAID
KANSAS CITY, MO
PERMIT NO. 2891
-----------------

                           MASON STREET FUNDS, INC.




                              CROSS REFERENCE SHEET

                  Cross reference sheet showing location in Statement of Additional Information required by the Items in Part B of Form N-1A.

                                                    Heading in Statement
                  Item Number                    of Additional Information
                  -----------                   ---------------------------

                     10                        Cover Page, Table of Contents

                     11                        Not Applicable

                     12                        Investment Policies

                     13                        Management of MSF

                     14                        Other Information About MSF,
                                                 Management of  MSF

                     15                        Investment Advisory Services,
                                                 Distribution  Arrangements

                     16                        Portfolio Transactions and
                                                 Brokerage Allocation and Other
                                                 Practices

                     17                        Other Information About MSF

                     18 Determination of Net Asset Value, Purchase and Redemption of Shares

                     19                        Taxes

                     20                        Distribution Arrangements

                     21                        Investment Performance

                     22                        Financial Statements

                            MASON STREET FUNDS, INC.

                                  Consisting of
                           Small Cap Growth Stock Fund
                          Aggressive Growth Stock Fund
                            International Equity Fund
                              Index 400 Stock Fund
                                Growth Stock Fund
                          Growth and Income Stock Fund
                              Index 500 Stock Fund
                              Asset Allocation Fund
                              High Yield Bond Fund
                               Municipal Bond Fund
                                Select Bond Fund

                      This Statement of Additional Information is not a
              prospectus but supplements and should be read in conjunction with the Prospectus for Mason Street Funds, Inc. ("MSF"). Portions of MSF's Annual Report are incorporated herein. The Annual Report is supplied with this SAI. To obtain a free additional copy of the Prospectus, or a copy of the Annual Report, please call MSF at 1-888-627-6678.


              The date of the Prospectus to which this Statement of Additional Information relates is June 29, 2001.


              The date of this Statement of Additional Information is June 29, 2001.

                                TABLE OF CONTENTS


                                                              CROSS-REFERENCE TO
                                                        PAGE  PAGE IN PROSPECTUS
                                                        ----  ------------------

Investment Policies                                     B-4          12
  Investment Restrictions                               B-4          -
  Portfolio Securities for the Municipal Bond Fund      B-5          18
  Repurchase Agreements                                 B-7          -
  Financial Futures and Forward Contracts               B-8          -
  Options - In General                                  B-13         -
  Future Developments                                   B-14         -

  Securities Lending                                    B-14         -

  Reverse Repurchase Agreements                         B-14         -
  Warrants                                              B-15         -
  Eurodollar Certificates of Deposit                    B-15         -
  Asset-Backed and Variable Rate Securities             B-15         -
  Short-Term Trading                                    B-15         -
  Firm Commitment Agreements and "When-Issued"          B-16         -
    Securities
  Private Placement Transactions                        B-16         -
    and Illiquid Assets
Securities on The Restricted List of The
  Northwestern Mutual Life Insurance Company            B-16         -

Risk Factors for the International
    Equity Fund and International Investments
    of the Other Funds                                  B-17         19
Portfolio Turnover                                      B-20         -
Management of MSF                                       B-21         21
Other Information About MSF                             B-25         -
Investment Advisory Services                            B-26         21, 22
Fund Expenses                                           B-29         23

Distribution Arrangements                               B-29         24
  Distribution Financing Plans and
    Shareholder Services Agreement                      B-30         24
  Class A Plan and Agreement                            B-30         26
  Class B Plan and Agreement                            B-30         26
  General                                               B-31         -
Portfolio Transactions and
  Brokerage Allocation and Other Practices              B-31         -
Determination of Net Asset Value                        B-33         27
Purchase and Redemption of Shares                       B-34         28
  Special Waivers                                       B-35         25
  Cumulative Discount                                   B-35         25
  Letter of Intent                                      B-35         25
  Systematic Withdrawal Plan                            B-35         27
  Special Redemptions                                   B-36         -
  Suspension of Redemptions                             B-36         -

Investment Performance                                  B-39         6, 11
  Performance Terms                                     B-39         -
  Standardized Average Annual Total Return
   Quotations                                           B-39         -
  Standardized Yield Quotations                         B-40         -
  Non-Standardized Performance                          B-41         -
  General Information                                   B-41         -
Taxes                                                   B-43         31
  Municipal Bond Fund                                   B-46         31
  State and Local                                       B-47         -
Custodians                                              B-47         23
Transfer Agent Services                                 B-47         23

Independent Accountants                                 B-47         -

Financial Statements                                    B-47         -
Appendix A                                              B-48         -
Appendix B                                              B-56         -

                               INVESTMENT POLICIES

         The following information supplements and should be read in conjunction with the sections in MSF's Prospectus entitled "The Funds in Detail."

INVESTMENT RESTRICTIONS
-----------------------

         The investment restrictions of the Funds numbered 1-14 below are "fundamental policies" and may be changed only with the approval of the majority of the Fund's shares outstanding. These investment restrictions provide that each Fund will not:

1. Acquire more than 25% of any class of equity securities of any one issuer.

2. With respect to at least 75% of the value of the total assets of the Fund, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. government or its agencies), or invest in more than 10% of the outstanding voting securities of any one issuer.

3. Purchase the securities of any other investment company in amounts exceeding 10% of the total assets of the Fund, except in connection with mergers, consolidations or acquisitions of assets.

4. Invest more than 15% of the value of the net assets of the Fund in securities which are restricted as to disposition under federal securities laws and in other illiquid assets.

5. Invest 25% or more of the value of the total assets of the Fund in securities of issuers in any one industry except for obligations of or guaranteed by the U.S. government, its agencies or instrumentalities.

6. Make loans aggregating more than 10% of the total assets of the Fund at any one time, provided that none of the following is to be considered a loan: (1) the purchase of a portion of an issue of publicly distributed bonds, debentures, or other debt securities; (2) the purchase of short-term debt securities; (3) lending portfolio securities; or (4) repurchase agreements.

7. Invest for the purpose of influencing management or exercising control, but freedom of action is reserved with respect to exercise of voting rights in respect of each Fund's securities.

8. Purchase any security on margin, but each Fund may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

9.       Make short sales of securities.

10. Act as a securities underwriter for other issuers, but each Fund may purchase securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

11. Purchase or sell real estate. However, each Fund may invest in securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

12. Invest in commodities or commodity contracts. However, each Fund (except the Select Bond, Municipal Bond and High Yield Bond Funds) may invest in stock index futures contracts, including indexes on specific industries, and the Municipal Bond, Select Bond, High Yield Bond, International Equity and Asset Allocation Funds may invest in interest rate futures contracts in accordance with their investment objectives and policies. The International Equity, Asset Allocation, Select Bond, Small Cap Growth Stock, Aggressive Growth Stock, Growth Stock and High

         Yield Bond Funds may invest in foreign currency futures and forward contracts.

13. Issue senior securities or borrow money except for short-term credits as may be necessary for the clearing of transactions and except for temporary purposes to the extent of 5% of the total assets of the Fund or to meet redemption requests. Reverse repurchase agreements and financial futures contracts are not considered to be "senior securities" or "borrowing money" for the purpose of this restriction.

14. Make loans to persons who intend to use the proceeds for non-business purposes or to companies which (including predecessors) have been in business for less than three years. Repurchase agreements are not considered to be "loans" for the purpose of this restriction.

         As a non-fundamental investment policy, which may be changed by the Board of Directors without shareholder approval, the International Equity Fund will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange.

PORTFOLIO SECURITIES FOR THE MUNICIPAL BOND FUND
------------------------------------------------

         Municipal Obligations. The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

         Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

         For the purpose of diversification under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

         The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the Fund's investment advisory fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

         The Fund may invest in municipal lease obligations. Such obligations do not constitute general obligations of the municipality, but are ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis. Such obligations are secured by the leased property. Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by MSF's Board. Pursuant to such guidelines, the Board has directed NMIS to monitor carefully the Municipal Bond Fund's investment in such securities with particular regard to (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as NMIS may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed NMIS to consider (a) whether the lease can be cancelled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as NMIS may deem relevant. The Fund will not invest more than 15% of the value of its net assets in lease obligations that are illiquid and in other illiquid securities.

         Tender option bonds are generally long-term securities that have been coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. The Municipal Bond Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. The Fund expects to be able to value tender option bonds at par; however, the value of the instruments will be monitored to assure that they are valued at fair value.

         Ratings of Municipal Obligations. Subsequent to its purchase by the Municipal Bond Fund, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Obligations by the Fund, but NMIS will consider such event in determining whether the Fund should continue to hold the Municipal Obligations. To the extent that the ratings given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, NMIS also will evaluate these securities.

         The Fund may engage in various investment techniques, such as lending portfolio securities and options and futures transactions. Use of certain of these techniques may give rise to taxable income.

         Certain provisions in the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal obligations qualifying for federal tax-exemption. One effect of these provisions could be to increase the cost of the municipal obligations available for purchase by the Fund and thus reduce available yield. Proposals that may restrict or eliminate the income tax exemption for interest on municipal obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of municipal obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of municipal obligation as taxable, the Fund would treat such securities as a permissible taxable investment within the applicable limits set forth herein.

         Federal income tax law requires the holders of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

         The Fund may also invest in repurchase agreements, reverse repurchase agreements or may purchase securities on a "when-issued" or forward commitment basis.

REPURCHASE AGREEMENTS
---------------------

         Certain securities of each Fund may be subject to repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Fund upon their acquisition is accrued as interest and is included in the Fund's net income declared as dividends. Each Fund intends to limit repurchase agreements to transactions with financial institutions having total assets in excess of $1,000,000,000 and with broker-dealers. Securities subject to repurchase agreements shall be limited to obligations of or guaranteed by the U.S. Government or its agencies or by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, certificates of deposit of banks or commercial paper which meets the criteria for other commercial paper in which the Fund may invest. A Fund will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Under no circumstances will a Fund enter into a repurchase agreement with The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").

         Each Fund has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller fails to pay the repurchase price. It is each Fund's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. The Fund might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, as noted earlier, MSF has adopted standards of creditworthiness for all broker-dealers with which MSF enters into repurchase agreements and will review compliance by such broker-dealers periodically.

FINANCIAL FUTURES AND FORWARD CONTRACTS
---------------------------------------

         Each of the Funds (except the Bond Funds) may enter into stock index futures contracts, including indexes on specific securities, as a hedge against changes in the market values of common stocks or as a long position to gain additional exposure to the stock market. The Bond Funds, the Asset Allocation Fund and the International Equity Fund may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. The Select Bond Fund may also enter into forward sale contracts in an amount not to exceed 5% of the assets of the Fund. In all cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Funds or to gain additional exposure to the stock market. The Funds' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.


         A Fund will not enter into a futures contract if, as a result thereof, the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Fund's total assets. More than 5% of the Fund's total assets may be committed to the aggregate of initial and variation margin payments however. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund maintains cash or liquid assets equal in value to the market value of the futures contract. These assets are deposited in a segregated account for the Fund with the Fund's custodian, if required by the Securities and Exchange Commission.


         Financial futures prices are volatile and difficult to forecast and the correlation between changes in prices of futures contracts and the securities being hedged can only be approximate. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. A relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

         The following describes the stock index and interest rate futures markets and the manner in which the Funds will implement the policy.

         Use. The Funds, as identified above, may enter into stock index futures
         ---
contracts as a hedge against changes in the market values of common stocks and may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Funds. The Funds' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

         The Funds will not enter into financial futures contracts for speculation, and will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying securities. Currently, stock index futures contracts can be purchased or sold with respect to various Standard and Poor's stock indicies on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The principal interest rate futures exchanges in the United States are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

         A Fund will not enter into a futures contract if, as a result thereof the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Fund's total assets. More than 5% of the Fund's total assets may be committed to the aggregate of initial and variation margin payments however.

         The Funds will incur brokerage commissions in connection with transactions in futures contracts.

         Description. A stock index futures contract is an agreement whereby one
         -----------
party agrees to take and another party agrees to make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks included. No physical delivery of the underlying stocks in the index is made.

         Currently, stock index futures contracts covering the stock market as a whole and covering certain industries are being traded. It is expected that futures contracts covering stock indexes of additional industries will eventually be traded.

         An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date.

         A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA pass-through securities and $1,000,000 for the other designated contracts.

         It is each Fund's policy to close out open futures contracts before delivery. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or the financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain, and if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain, and if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the

Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitment in equity and debt securities or other obligations, use the financial futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.

         The speculator, like the hedger, generally expects neither to deliver nor to receive the security underlying the futures contract, but unlike the hedger, hopes to profit from fluctuations in prevailing stock market values or interest rates.

         Margin. Initial margin is the amount of funds that must be deposited by
         ------
a Fund with its broker in order to initiate futures trading. An initial margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may range upward from less than 5% of the value of the contract being traded.

         Variation margin is the amount of subsequent payments that must be made to and from the broker to maintain the Fund's open position in the futures contracts. Variation margin payments are made on a daily basis as the price of the underlying stock index or financial instrument fluctuates. If the value of the open futures position changes (by increase, in the case of a sale, or by decrease, in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require the Fund to make a variation margin payment in the amount of the insufficiency. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the Fund will promptly demand payment by the broker of variation margin in the amount of the excess. All variation margin payments received by the Fund will be held by the Fund's custodian in a separate account for the Fund.

         In computing net asset value daily each Fund will mark to market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

         Example of Purchase of Stock Index Futures Contract. A Fund might
         ---------------------------------------------------
purchase a stock index futures contract when it anticipates a significant market or market sector advance and wishes to participate in such advance at a time when the Fund is not fully invested, for example, because the Fund has not selected the individual stocks which it wishes to purchase. The Fund would be endeavoring to eliminate the effect of all or part of an expected increase in the market price of the stocks that the Fund may purchase at a later date.

         For example, assume that the prices of certain stocks that the Fund may later purchase tend to move in concert with the Standard and Poor's 500 Stock Index. The Fund wishes to attempt to fix the purchase price of its anticipated stock investment until the time (three months in this example) when it may purchase the stock. Assume the stock has a market price of 125 and the Fund believes that, because of an anticipated advance in the stock market, the price will have risen in three months. The Fund might enter into futures contract purchases of the Standard and Poor's 500 Stock Index for a price of 125. If the market price of the stock should increase from 125 to 130, the futures market price for the Standard and Poor's 500 Stock Index might also increase, e.g., from 125 to 130. In that case, the five-point increase in the price that the Fund would have to pay for the stock would be offset by the five-point gain realized by closing out the futures contract purchase.

         If the Fund should be mistaken in its forecast of market values, and the stock index should decline below 125, the market value of the stocks being hedged would presumably decline. Unless the Fund would purchase the stocks for the decreased price, the Fund would realize a loss on the sale of the futures contract which would not be offset by the price decrease.

         Example of Sale of Stock Index Futures Contract. The Fund might sell
         -----------------------------------------------
stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the stocks held by the Fund. The Fund would be endeavoring to substantially reduce the risk of a decline in the value of its stocks without selling the stocks with resultant transaction costs.

         For example, assume that the market price of certain stocks held by the Fund tend to move in concert with the Standard and Poor's 500 Stock Index. The stock currently has a market value of 125, which the Fund believes will decline because of an anticipated decline in the stock market. The Fund wishes to attempt to fix the current market value of the stock until some time in the future. The Fund might enter into a futures contract sale of the Standard and Poor's 500 Stock Index at a price of 125. If the market price of the stock should decline from 125 to 120, the futures market price of the Standard and Poor's 500 Stock Index might also decline, e.g. from 125 to 120. In that case the five-point loss in the market value of the stock would be offset by the five-point gain realized by closing out the futures contract. The futures market price of the Standard and Poor's 500 Stock Index might decline to more or less than 120 because of the imperfect correlation with the prices of the stocks hedged.

         If the Fund should be mistaken in its forecast of the stock market, and the futures market price of the Standard and Poor's 500 Stock Index should increase above 125, the market price of the stock would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

         Example of Purchase of Interest Rate Futures Contract. The Fund might
         -----------------------------------------------------
purchase an interest rate futures contract when it wishes to defer for a time a fully invested position in longer term securities, for example, in order to continue holding shorter term securities with higher yields. The Fund would be endeavoring to eliminate the effect of all or part of an expected increase in market price of the longer term bonds that the Fund may wish to purchase at a later date.

         For example, assume that the market price of a type of longer term bonds that the Fund may later purchase, currently yielding 10%, tends to move in concert with futures market prices of long-term U.S. Treasury bonds. The Fund wishes to attempt to fix the purchase price (and thus the 10% yield) of its anticipated longer term bond investment until the time (four months away in this example) when it may purchase the bond. Assume the longer term bond has a market price of 100, and the Fund believes that, because of an anticipated decline in interest rates, the price will have risen (and correspondingly the yield will have declined) in four months. The Fund might enter into futures contract purchases of Treasury bonds for a price of 98. If the market price of the longer term bond should increase from 100 to 105, the futures market price for Treasury bonds might also increase, e.g., from 98 to 103. In that case, the five-point increase in the price that the Fund would have to pay for the longer term bond would be offset by the five-point gain realized by closing out the futures contract purchase.

         If the Fund should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should decline below 98, the market price of the security being hedged would presumably decline.

The benefit of this price decrease, and thus the yield increase, would be offset by the loss realized on closing out the futures contract purchase.

         Example of Sale of Interest Rate Futures Contract. The Fund might sell
         -------------------------------------------------
an interest rate futures contract in order to maintain the income derived from its continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in prices of longer term securities because of an increase in prevailing interest rates.

         For example, assume that the market price of a certain longer term security held by the Fund tends to move in concert with the futures market prices of long-term U.S. Treasury bonds. The security has a current market price of 100, which the Fund believes will decline because of an anticipated rise in interest rates. The Fund wishes to attempt to fix the current market value of this security until some point in the future. The Fund might enter into a futures contract sale of Treasury bonds at a price of 98. If the market value of the security should decline from 100 to 95, the futures market price of Treasury bonds might also decline, e.g., from 98 to 93. In that case, the five-point loss in the market value of the security would be offset by the five-point gain realized by closing out the futures contract sale. The futures market price of Treasury bonds might decline to more or less than 93 because of the imperfect correlation with the prices of the securities hedged.

         If the Fund should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should increase above 98, the market price of the securities, including the security being hedged, would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

         Risks. Financial futures prices are volatile and difficult to forecast.
         -----
Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

         At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.


         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations when it purchases a futures contract, the Fund maintains cash or liquid assets equal in value to the market value of the futures contract. These assets are deposited in a segregated account for the Fund with the Fund's custodian, if required by the Securities and Exchange Commission.

         Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Foreign Currency Futures. The International Equity, Asset Allocation,
         ------------------------
Select Bond, Aggressive Growth Stock, Growth Stock and High Yield Bond Funds have the authority to deal in forward foreign exchange between currencies of the different countries in which the Fund may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Funds' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or Fund positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund arising from the purchase and sale of Fund securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to Fund security positions denominated or quoted in such foreign currency. The International Equity, Asset Allocation, Select Bond, Aggressive Growth Stock, Growth Stock and High Yield Bond Funds will not speculate in forward foreign exchange.

         Federal Income Tax Treatment. For Federal income tax purposes, each
         ----------------------------
Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, is considered gain from the sale of securities and therefore is qualifying income.

OPTIONS - IN GENERAL
--------------------

         Each of the Funds may purchase put or call options or write covered put or call options with respect to certain securities, indices or foreign currencies. Any option written or purchased by a Fund must be listed on a domestic exchange. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.


         A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in an account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


         There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         Option transactions may increase a Fund's transaction costs and turnover rate and will be initiated only where appropriate to achieve a Fund's investment objectives.

FUTURE DEVELOPMENTS
-------------------

         The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


SECURITIES LENDING
------------------

         Each Fund may lend its portfolio securities to broker-dealers or other qualified institutions. The loans must be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of money market instruments and other liquid assets. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have the right to call each loan and obtain the securities within the normal settlement period for the securities. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral if the borrower defaults. Securities loans will be made only to borrowers found by the advisor to be creditworthy and will not be made unless, in the advisor's judgment, the consideration to be earned from such loans would justify the risk.


REVERSE REPURCHASE AGREEMENTS
-----------------------------

         The Municipal Bond Fund may enter into reverse repurchase agreements with banks and broker-dealers. Such agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Fund will use the proceeds of reverse repurchase agreements to purchase money market securities which either mature, or can be sold under an agreement to resell, at or prior to the expiration of the reverse repurchase agreement. The Fund will utilize reverse repurchase agreements when the interest income to be earned from the investment of proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When effecting reverse repurchase transactions, the Fund will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. Amounts subject to reverse repurchase agreements are also subject to a 300% asset coverage requirement. If such amounts in the aggregate exceed this asset coverage requirement, the Fund would be obligated within three days to reduce such amounts to meet the requirement. Under no circumstances will the Fund enter into a reverse repurchase agreement with Northwestern Mutual.


WARRANTS
--------

         Each of the Funds (except the Select Bond Fund) may invest in warrants. No Fund intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Fund's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)

EURODOLLAR CERTIFICATES OF DEPOSIT
----------------------------------

         The Growth Stock, Growth and Income Stock, Asset Allocation, High Yield Bond and Municipal Bond Funds may purchase Eurodollar Certificates of Deposit issued by foreign branches of U.S. banks, but consideration will be given to their marketability and possible restrictions on the flow of international currency transactions. Investment in such securities involves considerations which are not ordinarily associated with investing in domestic instruments, including currency exchange control regulations, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and increased volatility in foreign securities markets as well as the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest. If the Fund were to invoke legal processes, it might encounter greater difficulties abroad than in the U.S.

ASSET-BACKED AND VARIABLE RATE SECURITIES
-----------------------------------------

         Consistent with their investment objectives and policies, the Select Bond Fund and Municipal Bond Fund may invest in asset-backed and variable rate securities.

         Asset-backed securities represent fractional interests in pools of retail installment loans or revolving credit receivables. These assets are generally held by a special purpose trust and payments of principal and interest, or interest only, are passed through or paid through monthly or quarterly to certificate holders. Payments may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying receivables are generally subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, for asset-backed securities, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or other receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation or damage to the collateral securing certain contracts, or other factors.

         Variable rate securities bear rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments. For the Select Bond Fund and Municipal Bond Fund, the Fund determines the maturity of variable rate securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities less than the maturity date on the instrument.

SHORT-TERM TRADING
------------------

         Each Fund will generally not engage in short-term trading (purchases and sales within seven days).

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES
-------------------------------------------------------

         Each Fund may enter into firm commitment agreements for the purchase of securities at an agreed upon price on a specified future date. A Fund may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the adviser of a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.


         A Fund will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price - and all the rights and risks of ownership of the securities - accrue to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities it will maintain in an account U.S. Government securities, high-grade debt obligations, or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.


PRIVATE PLACEMENT TRANSACTIONS AND ILLIQUID ASSETS
--------------------------------------------------

         Each Fund may invest up to 15% of its net assets in securities acquired in private placement transactions and other illiquid assets. For the purpose of determining each Fund's net asset value, these assets will be valued at their fair value as determined in good faith by MSF's Directors or under procedures established by the Directors. If a Fund should have occasion to sell an investment in restricted securities at a time when the market for such investments is unfavorable, a considerable period may elapse between the time when the decision to sell it is made and the time when the Fund will be able to sell the investment, with a possible adverse effect upon the amount to be realized from the sale.

         Notwithstanding these limitations a Fund may purchase securities which, though not registered under the Securities Act of 1933 (the "1933 Act"), are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. Rule 144A permits unregistered securities to be traded among qualified institutional investors, including the Funds. Rule 144A securities that are determined to be liquid are not subject to the limitations on illiquid assets. The Fund's investment adviser, Northwestern Mutual Investment Services, LLC, determines and monitors the liquidity status of each Rule 144A security in which a Fund invests, subject to supervision and oversight by the Board of Directors of MSF. The investment adviser takes into account all of the factors which may have a material bearing on the ability of the Fund to dispose of the security in seven days or less, at a price reasonably consistent with the value used to determine the Fund's net asset value per share, including the following factors: (1) the frequency and volume of trades, (2) the number and sources of price quotes, (3) the number, and identity, of dealers willing to purchase or sell the issue, and the number and identity of other potential purchasers, (4) any dealer undertakings to make a market in the security, (5) the nature of the security, and (6) the nature of the market in which the issue is traded, including the time typically required to make trades, the methods of soliciting offers and the mechanics of transfer.

SECURITIES ON THE RESTRICTED LIST OF THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

         The Funds may be precluded from purchasing or selling securities of issuers that from time to time are placed on the restricted list of The Northwestern Mutual Life Insurance Company. An issuer is placed on Northwestern Mutual's restricted list (i)when certain Northwestern Mutual employees come into possession of what may be material, nonpublic information or (ii) as necessary to ensure compliance with other securities laws or regulations. The presence of an issuer on Northwestern Mutual's restricted list could impair liquidity for securities of the issuer owned by the Funds and may result in a loss of buying opportunities for the Funds.

RISK FACTORS FOR THE INTERNATIONAL EQUITY FUND AND INTERNATIONAL INVESTMENTS OF THE OTHER FUNDS
-------------------------------------------------------------------------------

         The International Equity Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. The Asset Allocation Fund, High Yield Bond Fund, Select Bond Fund, Small Cap Growth Stock Fund, Aggressive Growth Stock Fund, Growth and Income Stock Fund and Growth Stock Fund also have the limited right to purchase securities in foreign countries. Investors should consider carefully the risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         Foreign Securities. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies may not be subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Funds, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing their assets and calculating their net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although the International Equity Fund may invest up to 15% of its total assets in unlisted foreign securities, including up to 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market generally do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

         Emerging markets. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

         In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries.

Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the shareholders of a Fund.

         Russian securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider-trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade;
(l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by the Funds due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia; (o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

         There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Funds to lose their registration through fraud, negligence or even mere oversight. While each will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Funds of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Funds from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

         Currency. The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) will be incurred, particularly when the Funds change investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from transferring cash out of the. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding or other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations.

         The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Further, certain currencies may not be internationally traded. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar.

         Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's securities are denominated may have a detrimental impact on that Fund. Through the International Equity Fund's flexible policy, the Fund's adviser endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Euro. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which is replacing the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.



        Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the mutual funds managed by Templeton Investment Counsel, LLC. to process transactions accurately and completely with minimal disruption to business activities.

         Interest rates. To the extent each Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of its assets and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the Fund's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

         Currency Contracts. The Funds may enter into a contract for the purchase or sale of a security denominated in a foreign currency and may enter into a forward foreign currency contract ("forward contract") in order to "lock in" the U.S. dollar price of the security. In addition, when the Fund's adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         It is impossible to forecast with absolute precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the Fund security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

                            INITIAL PUBLIC OFFERINGS
                            ------------------------


         Each Fund may participate in initial public offerings. Since its inception, the Small Cap Growth Stock Fund benefited from participation in a number of initial public offerings which experienced almost immediate appreciation. For IPO offerings in which the advisor is offered a relatively small number of shares, a disproportionate number of such shares may be allocated to the Small Cap Growth Stock Fund or other Funds, in the advisor's discretion.


                               PORTFOLIO TURNOVER
                               ------------------

         Portfolio turnover may vary from year to year or within a year depending upon economic, market and business conditions. Short-term debt securities are excluded in the calculation of portfolio turnover rates. U.S. Government securities are included in the calculation of portfolio turnover rates.

         For the years ended March 31, 2000 and March 31, 2001, the portfolio turnover rates were:

                  Portfolio Turnover Rate           2001          2000
                  -----------------------           ----          ----

                  Small Cap Growth Stock Fund       81.87%       89.96%*
                  Aggressive Growth Stock Fund      63.63%       92.54%
                  International Equity Fund         24.74%       23.99%
                  Index 400 Stock Fund              45.24%       35.40%*
                  Growth Stock Fund                 28.75%       35.34%
                  Growth and Income Stock Fund      45.44%       89.66%
                  Index 500 Stock Fund              11.64%       19.61%
                  Asset Allocation fund            130.37%      115.67%
                  High Yield Bond Fund             127.47%      193.63%
                  Municipal Bond Fund              140.65%      184.70%
                  Select Bond Fund                 187.60%       92.12%

         * From commencement of operations on July 12, 1999.

         The annual portfolio turnover rate of each Fund is the lesser of purchases or sales of the Fund's securities for the year stated as a percentage of the average value of the Fund's assets.

         For the fiscal year ended March 31, 2001, portfolio turnover for the Growth and Income Stock Fund decreased significantly from the prior year. This decrease was due to portfolio outflows and a change in managers in the earlier year.

         For the fiscal year ended March 31, 2001, portfolio turnover for the Select Bond Fund increased significantly from the prior year. This increase was due to more liquidity in the bond market and a change to a more defensive investment strategy during the fiscal year.


                                MANAGEMENT OF MSF
                                -----------------

The Board of Directors of Mason Street FundsR is responsible for setting and overseeing the investment objectives and policies of each Fund, but delegates daily management of the Funds to the investment adviser, the subadvisers where applicable and the officers of Mason Street FundsR.

The following is a list of the Directors and Officers of MSF together with a brief description of their principal occupations during the past five years.


         James D. Ericson (65), President and Director*
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Chairman of Northwestern Mutual since 2001; Chairman and Chief Executive Officer from 2000 to 2001; prior thereto, President and Chief Executive Officer. Trustee of Northwestern Mutual

         Edward J. Zore (55), Director*
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  President and Chief Executive Officer of Northwestern Mutual since 2001; President from 2000 to 2001; prior thereto, Executive Vice President. Trustee of Northwestern Mutual since 2000

         Stephen N. Graff (66), Director*
         805 Lone Tree Road
         Elm Grove, WI  53122

                  Retired Managing Partner, Arthur Andersen LLP
                  (Public Accountants). Trustee of Northwestern Mutual

         Martin F. Stein (62), Director
         1800 East Capitol Drive
         Milwaukee, WI  53211

                  Founder of Stein Optical (retail sales of eyewear)

         John K. MacIver (70), Director
         100 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Partner, Michael Best & Friedrich, Attorneys at Law

         William J. Blake (68), Director
         731 North Jackson Street
         Milwaukee, WI  53202

                  Chairman, Blake Investment Corp.(real estate investments and venture capital)

         William A. McIntosh (62), Director
         525 Sheridan Road
         Kenilworth, IL 60043

                  Retired Division Head, U.S. Fixed Income of Salomon Brothers (investment securities)

         Mark G. Doll (51), Vice President and Treasurer
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Vice President and Assistant Treasurer-Public Markets of Northwestern Investment Management Company since 1998. Senior Vice President of Northwestern Mutual.
                  Executive Vice President, Investment Advisory Services of Northwestern Mutual Investment Services, LLC

         Charles D. Robinson (56), Vice President - Marketing and Operations 720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Senior Vice President-Investment Products and Services of Northwestern Mutual since February, 2001; prior thereto, with AIG, Global Retirement Services Division as Chief Marketing Officer and Senior Vice President from 1999 to 2000. From 1980 to 1999, various positions of increasing responsibility with VALIC/American General Group, most recently as Senior Vice President, Institutional Marketing

         Patricia L. Van Kampen (50), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Common Stocks of Northwestern Mutual. Vice President-Common Stocks of Northwestern Mutual Investment Services, LLC

         William R. Walker (44), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual. Vice President of Northwestern Mutual Investment Services, LLC

         Julie M. Van Cleave (42), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual. Vice President-Common Stocks of Northwestern Mutual Investment Services, LLC

         Varun Mehta (33), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Director of Northwestern Investment Management Company since 1998; Investment Officer-Public Fixed Income of Northwestern Mutual from March of 1997 to December of 1997. Portfolio Research Manager-Fixed Income and Portfolio Manager-Fixed Income of the Ameritech Investment Management Department from 1993 to March of 1997.

         Jefferson V. DeAngelis (43), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Fixed Income Securities of Northwestern Mutual. Vice President-Fixed Income Securities of Northwestern Mutual Investment Services, LLC

         Timothy S. Collins (39), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Director of Northwestern Investment Management Company since 1998; Director of Investments for Northwestern Mutual from October of 1996 to December of 1997; prior thereto, Associate Director - Investments

         Ronald C. Alberts (37), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Director of Northwestern Investment Management Company since 1998; prior thereto, Associate Director - Fixed Income of Northwestern Mutual Life

         Ignatius L. Smetek (40), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Managing Director of Northwestern Investment Management Company since 1998; Director of Common Stocks for Northwestern Mutual Life from 1995 to December of 1997; prior thereto, Associate Director - Common Stocks. Vice President - Common Stocks of Northwestern Mutual Investment Services, LLC

         Steven P. Swanson (47), Vice President-Investments
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

                  Managing Director of Northwestern Investment Management Company since 1998; Vice President-Securities of Northwestern Mutual from 1994 to 1997; prior thereto, Director-Securities; Vice President of Northwestern Mutual Investment Services, LLC

         Merrill C. Lundberg (61), Secretary
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Assistant General Counsel of Northwestern Mutual

         Barbara E. Courtney (43), Controller
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

                  Associate Director of Mutual Fund Accounting of Northwestern Mutual. Assistant Treasurer of Northwestern Mutual Investment Services, LLC



* Directors identified with an asterisk are "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940.

Each of the Directors has served as a Director of MSF since October 24, 1996, except for William A. McIntosh and Edward J. Zore, who have served as Directors since May 8, 1997, and May 18, 2000, respectively.

         An Audit Committee and Nominating Committee have been established for MSF. Each Committee is made up of those Directors who are not "interested persons" of MSF within the meaning of the Investment Company Act.


         All Board members and officers of the Fund, except Charles D. Robinson, Ronald C. Alberts and Ignatius L. Smetek, are also board members or officers of Northwestern Mutual Series Fund, Inc. (the "Series Fund"), a registered investment company. Shares of the Series Fund are offered to and may only be purchased by Northwestern Mutual in connection with variable annuity and variable life insurance contracts issued by Northwestern Mutual. Each of the Directors and principal officers of MSF who is also an affiliated person of Northwestern Mutual Investment Services, LLC ("NMIS") or Northwestern Mutual is named above, together with the capacity in which such person is affiliated with NMIS or Northwestern Mutual.

         On March 31, 2001, The Directors and officers of MSF as a group did not own more than 1% of any class of shares of any Fund.


COMPENSATION OF OFFICERS AND DIRECTORS


        MSF pays no salaries or compensation to any of its officers or Directors employed by Northwestern Mutual. MSF pays other Directors fees totaling $13,000 per year, consisting of a $5,000 retainer paid in April and $2,000 per meeting of the Board of Directors of MSF attended. MSF neither pays nor accrues any pension or retirement benefits to any of the Directors. Northwestern Mutual Investment Services, LLC, the investment adviser to Northwestern Mutual Series Fund, Inc., pays each of the directors of the Series Fund a total of up to $27,000 per year, consisting of a $15,000 retainer paid in January and $3,000 per meeting of the board of the Series Fund attended.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDING MARCH 31, 2001




              (1)                        (2)                   (3)                  (4)                  (5)
        Name of Person,               Aggregate            Pension or         Estimated Annual          Total
           Position                  Compensation          Retirement          Benefits Upon      Compensation From
                                   From Registrant      Benefits Accrued         Retirement         Registrant and
                                                         as Part of Fund                          Fund Complex Paid
                                                            Expenses                                 to Directors

James D. Ericson Director                None                 None                  None                 None

William Blake                          $13,000                None                  None               $40,000
Director

Stephen N. Graff                       $13,000                None                  None               $40,000
Director

John K. MacIver                        $11,000                None                  None               $35,000
Director

Martin F. Stein                        $13,000                None                  None               $40,000
Director

William A. McIntosh                    $13,000                None                  None               $40,000
Director

Edward J. Zore                           None                 None                  None                 None
Director


As stated in the Prospectus, directors and officers of MSF, as well as employees and agents of Northwestern Mutual and its affiliates, may purchase shares of MSF without payment of a sales load. The reason for this policy is reduced sales and marketing costs associated with such direct sales and to encourage an alignment of interests with and knowledge about MSF through share ownership.

                           OTHER INFORMATION ABOUT MSF

ORGANIZATION

         Mason Street Funds was incorporated in Maryland on August 30, 1996. MSF is an open-end, management investment company. Each Fund is a diversified series of MSF.

         MSF issues a separate series of capital stock for each Fund. Each share of capital stock issued with respect to a Fund has a pro rata interest in the assets of that Fund and has no interest in the assets of any other Fund. Each share of capital stock is entitled to one vote on all matters submitted to a vote of shareholders. Shares of a Fund will be voted separately, however, on matters affecting only that Fund, including approval of the Investment Advisory Agreement and changes in fundamental investment polices of a Fund. The assets of each Fund are charged with the liabilities of the Fund and their proportionate share of the general liabilities of Mason Street Funds generally based on the relative asset size of the Funds at the time the liabilities are incurred. All shares may be redeemed for cash at any time.

VOTING RIGHTS


         Neither Mason Street Funds nor its Funds are required to hold annual meetings of shareholders, but special meetings may be called to elect or remove Directors, change fundamental policies or the 12b-1 plans, or to approve an investment advisory agreement. All shares of the Funds have equal voting rights. Shares are voted in the aggregate, unless voting by series is required by law, or when an issue affects the series or Class separately. As of March 31, 2001, Northwestern Mutual owned a majority of the shares of each of the Funds, except the Index 500 Stock Fund, and thus controlled these Funds. Shares of each Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.


         The authorized capital stock of MSF consists of 3,300,000,000 shares of common stock, par value $.001 per share (Common Stock). The shares of Common Stock are divided into eleven series, each with 300 million authorized shares in the series: Small Cap Growth Stock Fund; Aggressive Growth Stock Fund; International Equity Fund; Index 400 Stock Fund; Growth Stock Fund; Growth and Income Stock Fund; Index 500 Stock Fund; Asset Allocation Fund; High Yield Bond Fund; Municipal Bond Fund; and Select Bond Fund. The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to MSF. Each series of Common Stock has two classes of shares, designated Class A and Class B. The Board of Directors is authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes.

         The shares of the Funds are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of directors and accountants. Shares of a Fund vote together as a class on matters that affect the Fund in substantially the same manner. Matters pertaining only to one or more Funds will be voted upon only by those Funds. As to matters affecting a single class, shares of such class will vote separately. Shares of the Funds do not have cumulative voting rights. MSF and the Funds do not intend to hold annual meetings of shareholders unless required to do so by the 1940 Act or the Maryland statutes under which MSF is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of MSF if requested in writing by the holders of not less than 10% of MSF's outstanding shares.


         As of March 31, 2001, no person owns of record or beneficially 5% or more of the shares outstanding of MSF or either Class of any Fund, except Northwestern Mutual, a Wisconsin life insurance company, 720 East Wisconsin Avenue, Milwaukee, WI 53202, which owned the following percentages of each Fund's outstanding shares as of March 31, 2001: Small Cap Growth Stock Fund 57%; Aggressive Growth Stock Fund 68%; International Equity Fund 73%; Index 400 Stock Fund 76%; Growth Stock Fund 74%; Growth and Income Stock Fund 75%; Index 500 Stock Fund 24%; Asset Allocation Fund 62%; High Yield Bond Fund 73%; Municipal Bond Fund 86%; and Select Bond Fund 76%. Because of this stock ownership, Northwestern Mutual is able to exercise voting control over each Fund, except for the Index 500 Stock Fund.


INDEMNIFICATION

         MSF's By-Laws provide that MSF shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with the defense of any action, suit or proceeding or threat thereof, by reason of being or having been a director, officer or employee of MSF. MSF provides no indemnification in relation to such matters as to which such person is adjudged in such action, suit or proceeding to be liable for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                          INVESTMENT ADVISORY SERVICES


         The Funds' investment adviser, Northwestern Mutual Investment Services, LLC ("NMIS"), is a wholly-owned company of Northwestern Mutual. The adviser provides investment advice and recommendations regarding the purchase and sale of securities for the Funds and the selection of brokers pursuant to an Investment Advisory Agreement (the "Agreement").

         For acting as investment adviser and for providing such services and paying such expenses the adviser is paid a monthly fee at the annual rates set forth in the prospectus for MSF. The Fund also pays all interest charges, brokerage commissions, taxes and extraordinary expenses incurred in connection with the operation of the Fund. Expenses paid by MSF are charged to the Funds to which the expenses relate.

         For the fiscal years ended March 31, 1999, March 31, 2000, and March 31, 2001, NMIS received $1,409,515, $1,289,071, and $1,911,648, respectively, for its services as investment adviser to MSF. The amount of $1,409,515 is net of $498,706 of investment advisory fees waived under the expense limitation agreement described in the prospectus. The amount of $1,289,071 is net of $1,749,724 of investment advisory fees waived under the expense limitation agreement described in the prospectus. The amount of $1,911,648 is net of $1,592,215 of investment advisory fees waived under the expense limitation agreement described in MSF's prospectus.

         Northwestern Mutual and its wholly-owned company, Northwestern Investment Management Company, employ a full staff of investment personnel to manage the investment assets of Northwestern Mutual. These personnel and related facilities are utilized by NMIS in performing its obligations under the Investment Advisory Agreement.

         "Northwestern Mutual Life" is the name and service mark of The Northwestern Mutual Life Insurance Company and the right of MSF to use the name and mark is subject to the consent of Northwestern Mutual. Under the Agreement providing such consent, MSF recognizes the prior rights of Northwestern Mutual in the name and mark, agrees that use of the name and mark by MSF will inure to the benefit of Northwestern Mutual and agrees that its right to use the name and mark can be terminated by Northwestern Mutual and will automatically be terminated if at any time NMIS ceases to be the investment adviser to the Funds or if NMIS ceases to be an affiliate of Northwestern Mutual.

         Templeton Investment Counsel, LLC ("Templeton Counsel"), a Florida limited liability company with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Fund, subject to the general control of the Board of Directors of MSF. Templeton Counsel is a wholly-owned indirect subsidiary of Franklin Resources, Inc. Certain clients of Templeton Counsel may have investment objectives and policies similar to those of the International Equity Fund. Templeton Counsel may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Equity Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Equity Fund. When two or more of the clients of Templeton Counsel (including the International Equity Fund) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. For its services pursuant to the sub-advisory agreement, Templeton Counsel is paid, by NMIS, compensation at the annual rate of .50% of the average net assets of the International Equity Fund, reduced to
 .40% on assets in excess of $100 million. The $100 million break point for fees paid to Templeton Counsel is based on the aggregate assets of the International Equity Fund and the International Equity Portfolio of the Series Fund. NMIS accrued $13,062 of investment advisory fees payable to Templeton Counsel with respect to the International Equity Fund for the fiscal year ended March 31, 2001.

         J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, provides investment advisory services to the Growth and Income Stock Fund, pursuant to an investment sub-advisory agreement. For the services provided, NMIS pays J.P. Morgan Investment a fee at the annual rate of .45% on the first $100 million of the Fund's assets, .40% on the next $100 million, .35% on the next $200 million and .30% on assets in excess of $400 million. The break points for fees paid to J.P. Morgan Investment are based on the aggregate assets of the Growth and Income Stock Fund and the Growth and Income Stock Portfolio of the Series Fund. NMIS accrued $14,893 of investment advisory fees payable to J.P. Morgan Investment with respect to the Growth and Income Stock Fund for the fiscal year ended
March 31, 2001.

          J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly owned subsidiary of J.P. Morgan Chase & Co. Inc., J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of J.P. Morgan Chase & Co. Inc.


         Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. Assets under management have grown to over $180 billion. With offices in London and Singapore, J.P. Morgan Investment draws from a worldwide resources base to provide comprehensive service to an international group of clients. Investment management activities in Japan, Australia, and Germany are carried out by affiliates, Morgan Trust Bank in Tokyo, J.P. Morgan Investment Management Australia Limited in Melbourne, and J.P. Morgan Investment GmbH in Frankfurt.

         Northwestern Mutual is the licensee under two License Agreements with Standard & Poor's, dated as of November 30, 1990, as amended, March 1, 1997, and June 30, 1999, relating to MSF as well as certain other mutual funds sponsored by Northwestern Mutual. The following disclaimers and limitations are included in accordance with the requirements of the License Agreement:

                  MSF is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of McGraw-Hill, Inc. Corporation, and none of the Funds of MSF is so sponsored, endorsed, sold or promoted. S&P makes no representation or warranty, express or implied, to the owners of MSF or any of its Funds or any member of the public regarding the advisability of investing in securities generally or in MSF or any of its Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index, both of which are determined, composed and calculated by S&P without regard to the Licensee or MSF. S&P has no obligation to take the needs of the Licensee or the owners of MSF or any of its Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of securities of MSF or any of its Funds to be issued or in the determination or calculation of the equation by which MSF or any of its Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of MSF.

                  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF MSF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                  FUND EXPENSES

         EXPENSES OF THE FUNDS. Each Fund pays its own expenses including, without limitation: (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Fund under the Investment Company Act, (iii) auditing and outside professional expenses, (iv) taxes and interest, (v) governmental fees, (vi) expenses of issue, sale, repurchase and redemption of Fund shares, (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor (ix) expenses of reports to governmental officers and commissions, (x) insurance expenses, (xi) association membership dues, (xii) fees, expenses and disbursements of custodians for all services to the Fund, (xiii) expenses for servicing shareholder accounts, including transfer agent fees (xiv) fees paid to pricing services for the pricing of Fund securities, (xv) fees paid to the Funds' administrator under an administrative services agreement, (xvi) fees paid for accounting services, (xvii) fees paid to S&P under the License Agreement, (xviii) fees paid to the directors of MSF for their services to MSF and the Funds, (xix) broker's commissions and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party,
(xx) organizational expenses of MSF and the Funds, (xxi) any direct charges to shareholders approved by the Directors of MSF who are not "interested persons" of MSF, and (xxii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of MSF to indemnify its Directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

         Robert W. Baird & Co. Incorporated ("RWB") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of MSF. RWB is a registered broker-dealer, a member of the National Association of Securities Dealers, Inc. (NASD) and a member of the New York Stock Exchange and other principal stock exchanges. Shares of each Fund will be continuously offered and will be sold by registered representatives of RWB. RWB receives sales charges and distribution plan fees of each Fund under the Underwriting Agreement. RWB bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the SEC and paying the fees required to be paid by state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Directors of MSF, including a majority of the Directors who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. RWB Is not obligated to sell any specific amount of shares of any Fund.

         The dealer allowance paid to RWB in connection with sales of shares of MSF is based on the following schedule:

                                                    Dealer
Amount of Purchase                                Allowance1

Less than $50,000                                     4.00%
$50,000 but less than $100,000                        3.00%
$100,000 but less than $250,000                       2.00%
$250,000 but less than $500,000                       1.50%
$500,000 but less than $1,000,000                     1.00%
$1,000,000 or more                                    1.00%2

1    Dealer allowance may be changed periodically.

2 A dealer allowance is paid on sales of $1 million or more at the rates of 1.00% on the amount up to $2.5 million; 0.50% on the next $2.5 million; and 0.25% on amounts over $5 million.


        For fiscal year ended March 31, 1999, RWB received $1,036,801 for its services as principal underwriter for the Fund. Of this amount, RWB retained $302,874. Compensation on redemptions paid to RWB was $63,278. Brokerage commissions paid to RWB by the Fund were $4,014. For fiscal year ended March 31, 2000, RWB received $838,976 for its services as principal underwriter for the Fund. Of this amount, RWB retained $269,337. Compensation on redemptions paid to RWB was $137,225. Brokerage commissions paid to RWB by the Fund were $7,010. For fiscal year ended March 31, 2001, RWB received $758,880 for its services as principal underwriter for the Fund. Of this amount, RWB retained $272,283. Compensation on redemptions paid to RWB was $166,327. Brokerage commissions paid to RWB by the Fund were $5,862.


         RWB's principal business address and mailing address is at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. RWB was organized as a Wisconsin corporation on December 27, 1919, and is an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company.

DISTRIBUTION FINANCING PLANS AND SHAREHOLDER SERVICES AGREEMENT

         MSF has adopted separate distribution plans (the "Plans") for Class A and Class B shares of each Fund pursuant to appropriate resolutions of MSF's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges. MSF has also entered into a shareholder services agreement with RWB for both Class A and Class B shares of each Fund.

CLASS A PLAN AND AGREEMENT

         Pursuant to the Class A Plan, a Fund may compensate RWB for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.10% of the Fund's average daily net assets attributable to Class A shares. All or any portion of this fee may be remitted to brokers who provide distribution services.

         The Funds will also compensate RWB under the Shareholder Services Agreement for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund under the Shareholder Services Agreement are accrued on a fiscal year basis and will equal 0.25% of the Fund's average daily net assets attributable to Class A shares. All or any portion of this fee may be remitted to brokers who provide shareholder account services.

CLASS B PLAN AND AGREEMENT

         Pursuant to the Class B Plan, a Fund may pay RWB a fee of up to 0.75% of the average daily net assets attributable to Class B shares for distribution financing activities. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class B shares.

        The purpose of the 0.75% fee representing distribution payments to RWB under the Class B Plan is to compensate RWB for its distribution services to the Funds. RWB pays commissions to registered representatives as well as reimbursement of expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

         The Funds will compensate RWB under the Shareholder Services Agreement for shareholder account services at the rate of .25% of the average daily net assets of the Fund attributable to Class B shares. All or any portion of such fees may be remitted to brokers who provide maintenance and personal services to existing Class B shareholders.

         As of March 31, 2001, unreimbursed distribution expenses were $4,373,132 for Class A shares and $3,433,319 for Class B shares, which was 1.0% of Class A assets and 4.3% of Class B assets on that date.


GENERAL

         In accordance with the terms of the Plans, RWB provides to each Fund, for review by MSF's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors' quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

         The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         The anticipated benefits to the Funds and their shareholders that may result from the plans are as follows. First, the Plans allow more flexibility to the prospective shareholder in choosing how to pay sales loads, either through Class A or Class B shares. Second, they provide an attractive compensation package for the sales force to sell the Funds which is necessary to attract assets. Third, they provide an incentive for the sales force to provide a higher level of service and compensate them accordingly. This in turn should lead to improved retention and a higher amount of assets, which in turn will benefit all shareholders by lowering costs per share in the future.


         MSF paid distribution plan fees of $1,144,596 in its fiscal year ended March 31, 2001. This amount was net of $3,124 of such fees waived under the expense limitation agreement described in MSF's prospectus. The reimbursable distribution expenses incurred in the fiscal year ended March 31, 2001 were as follows: advertising in the amount of $326,469; prospectuses to new shareholders in the amount of $42,975; commissions in the amount of $480,357; and marketing salaries in the amount of $1,486,886.


       PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION AND OTHER PRACTICES

         There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions.

         The investment adviser, or sub-adviser in the case of the Growth and Income Stock and International Equity Funds, places all orders for the purchase and sale of Fund securities, options, and futures contracts for each Fund through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the investment adviser or sub-adviser will attempt to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Funds, the investment adviser or sub-adviser may pay higher commission rates than the lowest available when the investment adviser or sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. The adviser and subadvisers are authorized to place orders with the Distributor, subject to all applicable legal requirements, when they believe that the combination of price and execution are comparable to that of other broker-dealers.

         The frequency of portfolio transactions, a Fund's turnover rate, will vary from year to year depending on market conditions. Higher portfolio turnover may result in additional brokerage costs and may result in increased taxable capital gains for shareholders.

         Some securities considered for investment by the Funds may also be appropriate for other clients served by the investment adviser or sub-adviser. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the investment adviser or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the investment adviser or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the investment adviser or sub-adviser, and the results of such allocations, are subject to periodic review by the Funds' investment adviser and directors.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute transactions for the clients of such advisers. Consistent with this practice, the investment adviser or sub-adviser may receive research services from many broker-dealers with which the investment adviser or sub-adviser places Fund transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the investment adviser or sub-adviser in advising its various clients (including the Funds), although not all of these services are necessarily useful and of value in managing a Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the investment adviser or sub-adviser may cause a Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the investment adviser or sub-adviser, an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Fund transactions. Consideration is given to those firms providing statistical and research services to the investment adviser or sub-adviser. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the adviser or sub-adviser and this has been considered in setting the advisory fee paid by each Fund.


         During the years ended March 31, 1999, 2000, and 2001, MSF paid brokerage commissions of $454,923, $519,315, and $710,636, respectively.

         During the fiscal year ended March 31, 1999, MSF paid $4,014 in commissions to RWB. This represents .9% of aggregate brokerage commissions paid during the fiscal year and .00% of aggregate Fund transactions. During the fiscal year ended March 31, 2000, MSF paid $7,010 in commissions to RWB. This represents 1.3% of aggregate brokerage commissions paid during the fiscal year and .00% of aggregate Fund transactions. During the fiscal year ended March 31, 2001 MSF paid $5,862 in commissions to RWB. This represents 0.82% of aggregate brokerage commissions paid during the fiscal year and .00% of aggregate Fund transactions.


                        DETERMINATION OF NET ASSET VALUE

         Shares of each Fund are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption. The redemption price may be more or less than the shareholder's cost. The net asset value of the shares of each Fund, except the International Equity Fund, is determined by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), the Funds' Administrator, in the manner described in the Funds' Prospectus. The net asset value of the shares of the International Equity Fund is determined by Brown Brothers Harriman & Co., the Fund's custodian. The Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value of each share of each Fund is the net asset value of the entire Fund divided by the number of shares of the Fund outstanding. The net asset value of an entire Fund is determined by computing the value of all assets of the Fund and deducting all liabilities, including reserves and accrued liabilities of the Fund. Fund securities for which market quotations are readily available are valued at current market value.

         Equity securities listed on a stock exchange and all call options are valued at the closing sale price on the stock or options exchange or, if there has been no such sale, at the closing bid price; stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange; unlisted equity securities are valued at the closing bid price on the over-the-counter market.

         Debt securities with maturities generally exceeding one year, other than municipal obligations, are valued on the basis of valuations furnished by Interactive Data Corporation, a facility which utilizes electronic data processing techniques to report valuations for normal institutional size trading units of debt securities, without regard to exchange or over-the-counter prices, unless the Directors of MSF determine that in the case of a particular security some other value is fair. JJ Kenny furnishes the valuations for the municipal obligations held by the Municipal Bond Fund.

         Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market. Marking to market is based on valuations furnished by a pricing service. The marking to market method takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities.

         Securities with remaining maturities of sixty days or less are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. Under the amortized cost method of valuation, the security will initially be valued at the cost on the date of purchase (or, in the case of securities purchased with more than 60 days remaining to maturity the market value on the 61st day prior to maturity); and thereafter the Fund will assume a constant proportionate amortization in value until maturity of any discount or premium.

         The value of a foreign security held by a Fund is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of 4:00 p.m., New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at foreign exchange rates in effect at 11:00 a.m., New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Directors of MSF. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the New York Stock Exchange is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales and redemptions of its shares, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the Fund securities used in such calculation and if events occur which materially affect the value of these foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Directors of MSF.

        All other assets, including any securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith by the Directors of MSF or under procedures or guidelines established by the Directors of MSF. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Funds will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

        A Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. Class B shares are offered at net asset value without the imposition of an initial sales charge.

         Payment for the shares redeemed must be made within seven days after the evidence of ownership of such shares is tendered to MSF; however, the right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the Investment Company Act of 1940.

                        PURCHASE AND REDEMPTION OF SHARES

        For information regarding the purchase of Fund shares, see "Shareholders Guide--How to Buy Shares" in the Funds' Prospectus.

        For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "Shareholders Guide--How to Sell Shares" in the Funds' Prospectus.

         SPECIAL WAIVERS. Class A shares are purchased without a sales charge in the situations specified in the Prospectus. No dealer allowance is paid on such purchases. However, redemptions of such shares within 18 months of purchase are subject to a contingent deferred sales charge of 1% of the lesser of the value of the shares redeemed or the total cost of the shares. A dealer allowance is paid on such purchases at the rates of 1.00% on the amount up to $2.5 million; 0.50% on the next $2.5 million; and 0.25% on amounts over $5 million.

        CUMULATIVE DISCOUNT. Each Fund offers to all qualifying investors a cumulative discount under which investors are permitted to purchase Class A shares of any Fund of MSF at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of any Funds of MSF and the SSGA Money Market Fund. Acceptance of the purchase order is subject to confirmation of qualification. The cumulative discount may be amended or terminated at any time as to subsequent purchases.

        LETTER OF INTENT. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (LOI). A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of MSF owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, National Financial Data Services, Inc. ("NFDS"), MSF's transfer agent, will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount in the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to NFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by NFDS pay such difference in sales charge, NFDS will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the Letter of Intent are available from your registered representative or from NFDS at 1-888-626-6678.

        SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $10,000. Periodic checks of $100 or more will be sent to the applicant, or any person designated by him, monthly or quarterly. SWP's without a surrender charge for Class B shares of a Fund are permitted only for redemptions limited to no more than 10% of the original value of the account per year.

        Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

        The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

        SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90 day period for any one account.

        SUSPENSION OF REDEMPTIONS. A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

The total offering price per share for each Fund is computed as follows:


                         SPECIMEN PRICE-MAKE-UP SHEET
                             (as of March 31, 2001)





                                     SMALL CAP            AGGRESSIVE
                                   GROWTH STOCK          GROWTH STOCK          INTERNATIONAL           INDEX 400
                                       FUND                  FUND              EQUITY FUND             STOCK FUND
                                    (CLASS A)             (CLASS A)             (CLASS A)               (CLASS A)
                                     -------               -------               -------                 -------

NET ASSETS                         $10,110,730           $62,587,176           $31,268,590           $32,728,623
NUMBER OF SHARES
 OUTSTANDING                           870,517             4,569,427             3,516,707             3,470,062
NET ASSET VALUE                                               $13.70                                      $ 9.43
 PER SHARE
(NET ASSETS /
NUMBER OF SHARES
(OUTSTANDING)                           $11.61                                      $ 8.89
OFFERING PRICE                                                $14.38                                      $ 9.90
 PER SHARE                              $12.19                                      $ 9.34
REDEMPTION PRICE                                              $13.70                                      $ 9.43
 PER SHARE                              $11.61                                      $ 8.89


                                                          GROWTH AND                                    ASSET
                                   GROWTH STOCK          INCOME STOCK           INDEX 500            ALLOCATION
                                       FUND                  FUND               STOCK FUND               FUND
                                    (CLASS A)              (CLASS A)             (CLASS A)              (CLASS A)
                                   ------------          ------------          ------------          ------------
NET ASSETS                         $53,463,138           $40,566,183            $54,600,926          $54,684,610
NUMBER OF SHARES                                                                  3,810,105            4,486,827
 OUTSTANDING                         3,825,242             4,198,780
NET ASSET VALUE                         $13.98                $ 9.66                 $14.33               $12.19
 PER SHARE
(NET ASSETS /
NUMBER OF SHARES
OUTSTANDING)
OFFERING PRICE                          $14.68                $10.14                $15.05                $12.80
 PER SHARE
REDEMPTION PRICE                        $13.98                $ 9.66                $14.33                $12.19
 PER SHARE



                                      HIGH YIELD           MUNICIPAL               SELECT
                                       BOND FUND           BOND FUND             BOND FUND
                                      (CLASS A)            (CLASS A)             (CLASS A)
                                       -------              -------               -------

                                      $37,065,041          $37,272,578           $41,428,580
NET ASSETS

NUMBER OF SHARES
 OUTSTANDING                            4,946,040            3,483,454             4,274,882
NET ASSET VALUE
 PER SHARE                                 $ 7.49               $10.70                $ 9.69
(NET ASSETS /
NUMBER OF SHARES
OUTSTANDING)
OFFERING PRICE
 PER SHARE                                 $ 7.86               $11.23                $10.17
 REDEMPTION PRICE
 PER SHARE                                 $ 7.49               $10.70                $ 9.69





                                     SMALL CAP
                                   GROWTH STOCK           AGGRESSIVE             INTERNATIONAL         INDEX 400
                                       FUND              GROWTH STOCK                EQUITY             STOCK
                                    (CLASS B)                FUND                    FUND                FUND
                                     -------              (CLASS B)               (CLASS B)           (CLASS B)
                                                           -------                 -------             -------

NET ASSETS                          $2,399,797            $9,644,517            $4,083,975            $5,115,830
NUMBER OF SHARES                                             718,297                                     544,162
 OUTSTANDING                           207,319                                     462,873
NET ASSET VALUE                                               $13.43                                      $ 9.40
 PER SHARE
(NET ASSETS /
NUMBER OF SHARES                        $11.58                                      $ 8.82
(OUTSTANDING)
OFFERING AND                            $11.58                $13.43                $ 8.82                $ 9.40
 REDEMPTION
 PRICE PER SHARE






                                                                                                        ASSET
                                        GROWTH            GROWTH AND           INDEX 500              ALLOCATION
                                     STOCK FUND       INCOME STOCK FUND        STOCK FUND                FUND
                                       (CLASS B)           (CLASS B)           (CLASS B)               (CLASS B)
                                        -------             -------             -------                 -------

NET ASSETS                          $6,032,118           $5,195,277          $27,436,153            $12,614,937
NUMBER OF SHARES                       436,823              547,102            1,934,575              1,049,058
 OUTSTANDING
NET ASSET VALUE                         $13.81               $ 9.50               $14.18                $12.03
 PER SHARE
(NET ASSETS /
NUMBER OF SHARES
OUTSTANDING)
OFFERING AND                            $13.81               $ 9.50               $14.18                $12.03
 REDEMPTION PRICE
 PER SHARE






                                  HIGH YIELD BOND     MUNICIPAL BOND       SELECT BOND
                                        FUND               FUND               FUND
                                      (CLASS B)          (CLASS B)          (CLASS B)
                                       -------            -------            -------
NET ASSETS                           $3,745,575          $1,077,137        $3,154,904
NUMBER OF SHARES                        500,265             100,670           325,708
 OUTSTANDING
NET ASSET VALUE                           $7.49              $10.70             $9.69
 PER SHARE
(NET ASSETS /
NUMBER OF SHARES
OUTSTANDING)
OFFERING AND                              $7.49              $10.70             $9.69
 REDEMPTION PRICE
 PER SHARE


         Payment for the shares redeemed must be made within seven days after the evidence of ownership of such shares is tendered to the Fund; however, the right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the Investment Company Act of 1940.

                             INVESTMENT PERFORMANCE

PERFORMANCE TERMS

         CUMULATIVE TOTAL RETURN represents the actual return on an investment for a specified period without any deduction of a sales charge. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

         AVERAGE ANNUAL TOTAL RETURN represents the average annual percentage change of an investment over a specified period, after the deduction of the maximum applicable sales charge. It is calculated by taking the cumulative total return for the stated period (less the sales charge) and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

         YIELD shows the rate of income a Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing a Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends, annualizing this number, and dividing the result by the Fund's NAV per share at the end of the 30-day period. Yield does not include changes in NAV.

         Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and that Fund continued to have the same net investment income for the entire year.

         DISTRIBUTION RATE is a measure of the level of income dividends and may include short-term capital gains distributed for a specific period. A distribution rate is not a complete mirror of performance, and may be higher than yield for certain periods.

         TAX-EQUIVALENT YIELD For the Municipal Bond Fund, tax-equivalent yield shows the before-tax yield that an investor would have to earn to equal the Fund's tax-free yield. It is calculated by dividing the Fund's tax-free yield by the result of one minus a stated federal tax rate.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Average annual total return quotations for Class A and Class B shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

P(1+T)n = ERV

Where:       P     =   a hypothetical initial payment of $1,000, less the
                       maximum sales load applicable to a Fund

             T     =   average annual total return

             n     =   number of years

           ERV     =   ending redeemable value of the hypothetical $1,000
                       initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.
         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the deduction of sales charges will be higher than those that do reflect such charges.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.

         Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution.

         Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         STANDARDIZED YIELD QUOTATIONS. The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

               6
2[(a-b +1) -1]
   ---
    (cd)

Where:        a   =        net investment income earned during the period
                           attributable to the subject class

              b   =        net expenses accrued for the period attributable to
                           the subject class
              c   =        the average daily number of shares of the subject
                           class outstanding during the period that were entitled to receive dividends

              d   =        the maximum offering price per share of the subject
                           class

Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased.


         The Bond Fund yields for the 30-day period ended March 31, 2001, were as follows:

                  Municipal Bond Fund
                  Class A  3.90%
                  Class B  3.42%

                  Select Bond Fund
                  Class A  6.07%
                  Class B  5.57%

                  High Yield Bond Fund
                  Class A  10.23%
                  Class B  10.04%

The tax equivalent yield for the Municipal Bond Fund for the 30-day period ended March 31, 2001, was 5.65% for Class A shares and 4.96% for Class B shares, assuming a 31% income tax rate.


         NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         GENERAL INFORMATION. From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

The Standard & Poor's Mid Cap 400 Stock Price Index is designed to represent price movements in the mid cap U.S. equity market.

The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

The Wilshire Next 1750 is an unmanaged, equally weighted index. Included in this index are those stocks which are ranked 750 to 2500 by market capitalization in the Wilshire 5000.

The Wilshire Small Cap Index is a subset of the Wilshire Next 1750 and includes 250 stocks chosen based upon their size, sector and liquidity characteristics. Each stock is equally weighted in this unmanaged index.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July lst of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month-end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

The Salomon Brothers High Yield Market Index includes cash-pay and deferred-interest corporate bonds with remaining maturities of at least one year. All bonds in the index are publicly placed, have a fixed coupon and are non-convertible. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

The Lehman Brothers High Yield Intermediate Market Index is made up of dollar denominated, nonconvertible, SEC publicly registered fixed rate noninvestment grade issues. The bonds have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

The Lehman Brothers Municipal Bond Index includes municipal bonds that have: a minimum credit rating of Baa; been issued as part of an issuance of at least $50 million; a maturity value of at least $3 million; a maturity of at least 1 year; and been issued after December 31, 1990. Recently the index included

31,098 issues totaling $440 billion par amount. The index represents approximately 30% of the municipal bond market capitalization.

Each Fund's investment performance may be advertised in various financial publications, newspapers and magazines.

From time to time MSF may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

                                      TAXES

         Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

         Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.


         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.


         Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds, other than the International Equity Fund, anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their tax returns.

        For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders. At the end of its last fiscal year, the High Yield Bond Fund had an unused capital loss carryforward of $640,754.

         Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Funds' prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund, (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends or capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         For the International Equity Fund, if more than 50% of the Fund's assets at year-end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

         MUNICIPAL BOND FUND. The Municipal Bond Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

         The Fund uses the "average annual" method to determine the designated percentage of dividends that qualifies as tax-exempt income. This designation is made annually in January. The percentage of a particular dividend that is designated as tax-exempt income may be substantially different from the percentage of the Fund's income that was tax-exempt during the period from which the distribution was made.

         Exempt-interest dividends are exempt from regular federal income tax, but they may affect the tax liabilities of taxpayers who are subject to the AMT. Exempt-interest dividends are also includible in the modified income of shareholders who receive Social Security benefits for purposes of determining the extent to which such benefits may be taxed.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Municipal Bond Fund is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are

"substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

        STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                   CUSTODIANS


         Portfolio securities of each Fund are held pursuant to a Custodian Agreement between MSF and the Fund's custodian. The custodian for the domestic securities of the Growth and Income Stock Fund, High Yield Bond Fund and Municipal Bond Fund is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the domestic securities of the Small Cap Growth Stock Fund, Index 400 Stock Fund, Aggressive Growth Stock Fund, Growth Stock Fund, Index 500 Stock Fund, Asset Allocation Fund and Select Bond Fund is the Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017-2070. The custodian for the International Equity Fund and any foreign assets of the Small Cap Growth Stock Fund, Asset Allocation Fund, High Yield Bond Fund, Select Bond Fund, Aggressive Growth Stock Fund and Growth Stock Fund is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. The custodians maintain custody of securities and other assets of the respective Funds and perform certain services in connection with the purchase, sale, exchange and pledge of securities of the Funds.


                             TRANSFER AGENT SERVICES

         National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105, is the transfer agent for each Fund.


                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, is the independent accountant of MSF and performs auditing services for MSF.


                              FINANCIAL STATEMENTS


         Each Fund's audited financial statements as of and for the fiscal year ended March 31, 2001, together with the notes thereto, financial highlights and the report of PricewaterhouseCoopers LLP, independent accountants, are included in MSFs' Annual Report to Shareholders, and are incorporated by reference in this Statement of Additional Information.

                                   APPENDIX A

Description of Ratings as Provided by the Rating Services

CORPORATE BONDS

         Moody's Investors Service, Inc.

AAA
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact

Moody's Ratings Desks directly if they have questions regarding ratings for specific notes issued under a medium-term note program.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


         Standard & Poor's
         -----------------

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Plus (+) or minus(-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R
This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

PREFERRED STOCKS

         Moody's Investors Service, Inc.
         -------------------------------

"AAA"
An issue rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

"AA"
An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

"A"
An issue rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

"BAA"
An issue rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

"BA"
An issue rated "ba" is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

"B"
An issue rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

"CAA"
An issue rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

"CA"
An issue rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

"C"
This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications "aa" through '`b". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


COMMERCIAL PAPER

             Moody's Investors Service, Inc.
             -------------------------------

Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.


Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


         Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


         Leading market positions in well-established industries.


         High rates of return on funds employed.


         Conservative capitalization structure with moderate reliance on debt and ample asset protection.


         Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


         Well-established access to a range of financial markets and assured sources of alternate liquidity.


         Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


         Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Standard & Poor's
     -----------------

  A-1
  A Commercial paper rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


  A-2
  A Commercial paper rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3
  A Commercial paper rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


  B
  A Commercial paper rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


  C
  A Commercial paper rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


  D
  A Commercial paper rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   MUNICIPAL OBLICAGIONS


         Moody's Investors Service Municipal Bond Ratings
         ------------------------------------------------
AAA
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's ratings of state and municipal notes:
         ---------------------------------------------

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

Description of Moody's highest commercial paper rating:
-------------------------------------------------------

         Prime-1 ("P-1")--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

         Standard & Poor's's Municipal Bond Ratings
         ------------------------------------------

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Descriptions of S&P's highest commercial paper ratings:
------------------------------------------------------

         A-1+ -- This designation indicates the degree of safety regarding timely payment is overwhelming

         A-1 -- This designation indicates the degree of safety regarding timely payment is very strong

                                   APPENDIX B

                                Glossary of Terms

Certificate of Deposit
----------------------
         A certificate of deposit is a short term obligation of a commercial bank.

Eurodollar Certificate of Deposit
---------------------------------
         A Eurodollar certificate of deposit is a short term obligation of a foreign subsidiary of a U.S. bank payable in U.S.
dollars.

Time Deposit
------------
         A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance
-------------------
         A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

Variable Amount Master Note
---------------------------
         A variable amount master note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender.

Commercial Paper
----------------
             Commercial paper is a short term promissory note issued by a corporation primarily to finance short term credit needs.

                                     PART C
                                OTHER INFORMATION
Item 23.             Exhibits
--------             --------

Exhibit G            Form of amendment to foreign Custodian Agreement between
                     Brown Brothers Harriman & Co. and Mason Street Funds, Inc.
                    (Rule 17f-7)

Exhibit I            Opinion and Consent of Counsel

Exhibit J            Consent of PricewaterhouseCoopers LLP

Exhibit P(1)         Code of Ethics for J.P. Morgan Investment Management Inc.
                     dated July, 2000

Exhibit P(2)         Code of Ethics for Robert W. Baird & Co. Incorporated
                     dated June, 2000

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A REGISTRATION STATEMENT FOR MASON STREET FUNDS, INC. ON DECEMBER 6, 1996, AND INCORPORATED HEREIN BY REFERENCE:

Exhibit A            Articles of Incorporation of Mason Street Funds, Inc.
                     (Exhibit B(1))

Exhibit A Rights of Stockholders are described in Article FOURTH and Article SIXTH of the Articles of Incorporation for Mason Street Funds, Inc.

Exhibit B            By-Laws of Mason Street Funds, Inc.

Exhibit D            Form of Investment Advisory Agreement between Mason
                     Street  Funds, Inc. and Northwestern Mutual
                     Investment Services, LLC.

Exhibit O            Form of Rule 18f-3 Plan

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A PRE-EFFECTIVE AMENDMENT NO. 1 FOR MASON STREET FUNDS, INC. ON FEBRUARY 7, 1997, AND INCORPORATED HEREIN
BY REFERENCE:

Exhibit D            Form of Investment Sub-Advisory Agreement between Mason
                     Street Funds, Inc. (on behalf of the Growth and
                     Income Stock Fund), Northwestern Mutual Investment
                     Services, LLC and J.P. Morgan Investment Management, Inc.

Exhibit D            Form of Investment Sub-Advisory Agreement between
                     Northwestern Mutual Investment Services, LLC,
                     (Investment Adviser to the International Equity Fund) and
                     Templeton Investment Counsel, LLC

Exhibit E            Form of Principal Underwriting Agreement

                     Form of Transfer Agency and Service Agreement

Exhibit H(3)         Form of Shareholder Servicing Agreement with Robert W.
                     Baird & Co. Incorporated

Exhibit H(3)         Form of Administration Agreement with The Northwestern
                     Mutual Life Insurance Company

Exhibit L            Form of Subscription Agreement

Exhibit M(1)         Form of Rule 12b-1 Distribution Plan for Class A Shares

Exhibit M(2)         Form of Rule 12b-1 Distribution plan for Class B Shares

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A PRE-EFFECTIVE AMENDMENT NO. 2 FOR MASON STREET FUNDS, INC. ON MARCH 5, 1997, AND INCORPORATED HEREIN BY REFERENCE:

Exhibit G            Form of Custodian Agreement with Chase Manhattan Bank

Exhibit G            Form of Custodian Agreement with Bankers Trust Co.

Exhibit G            Form of Custodian Agreement with Brown Brothers
                     Harriman & Co.

Exhibit H(3)         Opinion and Consent of Counsel

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A POST-EFFECTIVE AMENDMENT NO. 1
FOR MASON STREET FUNDS, INC. ON SEPTEMBER 16, 1997, AND INCORPORATED HEREIN BY REFERENCE:

Exhibit B            Amendment to By-Laws of Mason Street Funds, Inc.

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A POST-EFFECTIVE AMENDMENT
NO. 2 FOR MASON STREET FUNDS, INC. ON JUNE 29, 1998, AND INCORPORATED HEREIN BY REFERENCE:

Exhibit B            Amendment to By-Laws of Mason Street Funds, Inc.

Exhibit H(3)         Amended Shareholder Servicing Agreement with Robert
                     W. Baird & Co. Incorporated

Exhibit H(3)         Shareholder Account Services Agreement with  Robert W.
                     Baird & Co. Incorporated

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A POST-EFFECTIVE AMENDMENT NO. 3 FOR MASON STREET FUNDS, INC. ON APRIL 28, 1999, AND INCORPORATED HEREIN BY REFERENCE:

Exhibit B            Amendment to the By-Laws adopted by the Directors of Mason
                     Street Funds, Inc. on August 6, 1998

Exhibit D            Form of  Investment  Advisory  Agreement  between  Mason
                     Street  Funds,  Inc. (on behalf of the Small Cap
                     Growth Stock Fund and the Index 400 Stock Fund),
                     Northwestern  Mutual Investment  Services,  LLC and The
                     Northwestern Mutual Life Insurance Company

Exhibit G            Form of Custodian  Agreement  between Mason Street Funds,
                     Inc. and Chase Manhattan Bank for the Small Cap
                     Growth and Index 400 Stock Funds

Exhibit H(1)         Form of License Agreement  between Standard & Poor's
                     Corporation and Mason Street Funds, Inc. (on behalf of the Index 400 Stock Fund)

Exhibit H(2)         Fee Waiver Agreement with Robert W. Baird & Co.
                     Incorporated

Exhibit H(3)         Form of Master Agreement/DST FAN Services - Mutual Funds

Exhibit L            Form of Subscription Agreement

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A POST-EFFECTIVE AMENDMENT NO. 4 FOR MASON STREET FUNDS, INC. ON JUNE 25, 1999 AND INCORPORATED HEREIN BY REFERENCE:

Exhibit A            Amendment to the Articles of  Incorporation  adopted by the
                     Directors of Mason Street Funds,  Inc. on May 11, 1999

Exhibit B            Amendments to the By-Laws adopted by the Directors of Mason
                     Street Funds, Inc. on May 11, 1999

Exhibit H(2)         Fee Waiver Agreement with Robert W. Baird & Co.
                     Incorporated

EXHIBITS PREVIOUSLY FILED WITH FORM N-1A POST-EFFECTIVE AMENDMENT NO. 5 FOR MASON STREET FUNDS, INC. ON JUNE 28, 2000 AND INCORPORATED HEREIN BY
REFERENCE:

Exhibit P(1)         Code of Ethics for Mason Street Funds, Inc. dated
                     February 3, 2000

Exhibit P(2)         Code of Ethics for The Franklin Templeton Group dated
                     February 15, 2000

Exhibit P(3)         Code of Ethics for J.P. Morgan Investment Management Inc.
                     dated April, 2000

Exhibit P(4)         Code of Ethics for Robert W. Baird & Co. Incorporated
                     dated January, 2000

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------
                  As of April 30, 2001, 67% of the shares of the Registrant were owned by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), a mutual life insurance company organized by a special act of the Wisconsin Legislature. Northwestern Mutual directly controls the Registrant. Subsidiaries of Northwestern Mutual when considered in the aggregate as a single subsidiary would not constitute a significant subsidiary.

Item 25. Indemnification
         ---------------

                  Article IX of Registrant's By-Laws is included as an Exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. The By-laws of Northwestern Mutual permit indemnification by Northwestern Mutual of persons who are serving as directors of another corporation at the request of Northwestern Mutual. Pursuant to the By-Law provision, the Trustees of Northwestern Mutual have adopted a resolution extending to all of the directors of the Registrant the benefits of the indemnification arrangements for employees, officers and Trustees of Northwestern Mutual. Directors' and officers' liability insurance which covers the directors and officers of the Registrant as well as Trustees and officers of Northwestern Mutual is also in force. The amount of coverage is $50 million. The deductible amount is $1,000,000 ($1 million) for claims covered by corporate indemnification. The cost of this insurance is paid by Northwestern Mutual and no part of the premium has been paid by the Registrant.

Item 26.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

                  In addition to its investment advisory function, Northwestern Mutual Investment Services, LLC ("NMIS"), the Registrant's investment adviser, is responsible for the selection, training and supervision of life insurance agents of Northwestern Mutual who engage in the distribution of variable annuities and variable life insurance issued by Northwestern Mutual. The directors and officers of NMIS also serve as officers of Northwestern Mutual.

Item 27.          Principal Underwriter
                  ---------------------

                  Robert W. Baird & Co. Incorporated ("RWB") serves as the principal underwriter for each Fund. RWB is an indirect majority-owned subsidiary of Northwestern Mutual. RWB also serves as the principal underwriter for the Baird Adjustable
                  Rate Income Fund, a portfolio of The Baird Funds, Inc.

                  The directors and principal officers of RWB are as follows:

                                    OFFICERS
                  G. Frederick Kasten, Jr.                    Chairman
                  Paul E. Purcell                             President & CEO
                  Leonard M. Rush                             CFO
                  Glen Hackmann                               Secretary

                               MANAGING DIRECTORS

                 B.W. Anderson          D.E. Began             J.D. Bell
                 B. Berman              S.G. Booth             R. Bosworth III
                 B.T. Buttles           P.J. Carbone           J.L. Case, Jr.
                 C.C. Coetzee           R.P. DeBastiani        R.L. Ditmar
                 L.H. Dixon             R. C. Eastman          B.P. Edwards
                 G.A. Elfe              H.C. Elliott           G.J. Gaspar
                 L.A. Gellman           R.J. Goodmanson        C.B. Groeschell
                 G.F. Hackmann          D.C. Hackworthy        J.H. Herrick
                 T.P. Hoy               G.F. Kasten            S.E. Keane
                 P.S. Kies              K.A. Kolb              T. Lange
                 M.D. Laufman           P.S. Lawton            M.C. Low, Jr.
                 G.J. Lutz              J.J. Luy               W.W. Mahler
                 T.P. Maxwell           J.A. Mehan             T.J. Moreau
                 J.B. Morgan            D.P. Pelisek           N.J. Pinsky
                 W.J. Powell            P.E. Purcell           K.A. Rivard
                 P.T. Rogalski          B.H. Rupple, Jr.       L.M. Rush
                 J.J. Sangervasi        R.E. Schermer          P.E. Schneir
                 M.J. Schroeder         R.P. Schwei            L.G. Scott
                 S.S. Seim              M.E. Stanek            T.P. Taylor
                 T.A. Tollette          J.C. VanDyke           P.H. VandenBerg
                 R.J. Venable           E.W. Witt              D.P. Zarcone
                 C.W. Zempel

                  All of the above are located at 777 East Wisconsin Avenue, Milwaukee, WI 53202. None of the above has a position with Registrant.

Item 28.         Location of Accounts and Records
                 --------------------------------

                  Books and other documents required to be maintained by the Registrant by section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's transfer agent, National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105 and the Funds' custodians as follows: the custodian for the domestic securities of the Growth and Income Stock Fund, High Yield Bond Fund and Municipal Bond Fund is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the domestic securities of the Small Cap Growth Stock Fund, Index 400 Stock Fund, Aggressive Growth Stock Fund, the Growth Stock Fund, the Index 500 Stock Fund, the Asset Allocation Fund and the Select Bond Fund is the Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017-2070. The custodian for the International Equity Fund and any foreign assets of the Small Cap Growth Stock Fund, Asset Allocation Fund, High Yield Bond Fund, Select Bond Fund, Aggressive Growth Stock Fund and Growth Stock Fund is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Registrant's financial ledgers and other corporate records are maintained at its offices at The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 29.          Management Services
                  -------------------

                  Not applicable

Item 30. Undertakings

                  Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 26th day of June, 2001.

                                 MASON STREET FUNDS, INC.
                                   (Registrant)

                                 By:    JAMES D. ERICSON
                                        ----------------------------
                                        James D. Ericson, President

         Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  Signature                                 Title
                  ---------                                ------
JAMES D. ERICSON                                   President, Director
--------------------------------
James D. Ericson                                   and Principal Executive
                                                   Officer

MARK G. DOLL                                       Vice President,
--------------------------------
Mark G. Doll                                       Treasurer and Principal
                                                   Financial Officer

BARBARA E. COURTNEY                                Controller and
--------------------------------
Barbara E. Courtney                                Principal Accounting                        Dated
                                                   Officer                                     June 26,
                                                                                               2001


WILLIAM J. BLAKE*                                  Director
--------------------------------
William J. Blake


STEPHEN N. GRAFF*                                  Director
--------------------------------
Stephen N. Graff


MARTIN F. STEIN*                                   Director
--------------------------------
Martin F. Stein


JOHN K. MACIVER*                                   Director
--------------------------------
John K. MacIver


WILLIAM A. MCINTOSH*                               Director
--------------------------------
William A. McIntosh


EDWARD J. ZORE*                                    Director
--------------------------------
Edward J. Zore


* By  JAMES D. ERICSON
      ---------------------------------------------
         James D. Ericson, Attorney
         in fact, pursuant to the Power
         of Attorney attached hereto


                                POWER OF ATTORNEY

         The undersigned Directors of Mason Street Funds, Inc. (the "Company"), hereby constitute and appoint James D. Ericson and Edward J. Zore, or either of them, their true and lawful attorneys and agents, to sign the names of the undersigned Directors to any instruments or documents filed as part of or in connection with or in any way related to the registration statement or statements and any and all amendments thereto, to be filed under the Securities Act of 1933 and the Investment Company Act of 1940 in connection with shares of the common stock of the Company offered to the public; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents, as indicated, February 1, 2001.



                                   STEPHEN N. GRAFF           Director
                                   ---------------------------
                                   Stephen N. Graff



                                   WILLIAM J. BLAKE           Director
                                   ---------------------------
                                   William J. Blake



                                   JOHN K. MACIVER            Director
                                   ---------------------------
                                   John K. MacIver



                                   MARTIN F. STEIN            Director
                                   ---------------------------
                                   Martin F. Stein



                                   JAMES D. ERICSON           Director
                                   ---------------------------
                                   James D. Ericson



                                   WILLIAM A. MCINTOSH        Director
                                   ---------------------------
                                   William A. McIntosh



                                   EDWARD J. ZORE             Director
                                   ---------------------------
                                   Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-1A
                        POST-EFFECTIVE AMENDMENT NO. 6 TO
                    REGISTRATION STATEMENT UNDER SECTION 6 OF
                           THE SECURITIES ACT OF 1933
             AND SECTION 8(b) OF THE INVESTMENT COMPANY ACT OF 1940
                          FOR MASON STREET FUNDS, INC.

Exhibit Number    Exhibit Name
--------------    ------------

Exhibit G         Form of amendment to foreign Custodian Agreement between
                  Brown Brothers Harriman & Co. and Mason Street Funds, Inc.
                  (Rule 17f-7)

Exhibit I         Opinion and Consent of Counsel

Exhibit J         Consent of PricewaterhouseCoopers LLP

Exhibit P(1)      Code of Ethics for J.P. Morgan Investment Management Inc.
                  dated July, 2000

Exhibit P(2)      Code of Ethics for Robert W. Baird & Co. Incorporated dated
                  June, 2000